SEMI-ANNUAL REPORT

November 30, 2002                               DOMESTIC EQUITY GROWTH FUNDS
                                                ING Growth Fund
CLASSES A, B, C, I AND O                        ING Small Company Fund
                                                ING Technology Fund

                                                DOMESTIC EQUITY VALUE FUND
                                                ING Value Opportunity Fund

                                                DOMESTIC EQUITY AND INCOME FUNDS
                                                ING Balanced Fund
                                                ING Growth and Income Fund


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                                                                      ING FUNDS
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                                TABLE OF CONTENTS
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            President's Letter ...............................     1
            Portfolio Managers' Reports:
              Domestic Equity Growth Funds ...................     2
              Domestic Equity Value Fund .....................     8
              Domestic Equity Growth and Income Funds ........    10
            Index Descriptions ...............................    14
            Statements of Assets and Liabilities .............    16
            Statements of Operations .........................    20
            Statements of Changes in Net Assets ..............    22
            Financial Highlights .............................    28
            Notes to Financial Statements ....................    41
            Portfolios of Investments ........................    56
            Shareholder Meeting Information ..................    75
            Director/Trustee and Officer Information .........    76
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
                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the November 30, 2002 Semi-Annual Report for the ING Series Fund, Inc. There are six Funds included in this Semi-Annual Report.

The six months ended November 30, 2002 proved to be a difficult period as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past six months, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Fund Services, LLC
December 15, 2002

ING GROWTH FUND                                       Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Kenneth Bragdon, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Growth Fund (the "Fund") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Our investment objective is to outperform the Russell 1000 Growth Index over three year periods without adding significant levels of risk.

MARKET OVERVIEW: The U.S. equities market experienced a massive sell-off with continued residual outflow, during the six months ended November 30, 2002. Volatility in the market escalated and surpassed its post-September 11 peak several times. Since higher levels of volatility in the market created a demand for liquidity, smaller capitalization stocks experienced the most difficulty, as evidenced by the major indices. For the six months ended November 30, 2002, the S&P 500 Index was down 11.49%, the NASDAQ Composite Index was down 8.29%, the S&P 400 Index was down 14.64%, and the S&P 600 Index was down 16.20%.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares returned -13.47% compared to -11.26% for the Russell 1000 Growth Index for the same period.

PORTFOLIO SPECIFICS: Poor stock selection in the consumer discretionary and financial services sector were the primary reasons for the Fund's relative underperformance. Retailing stocks were weak during much of the period reflecting investors' concerns over declining consumer confidence and its potential impact on consumer spending. Our holdings in retailers such as The Home Depot and Dollar Tree Stores were particularly hard hit on these concerns. In the financial services sector, concerns over consumer credit quality and increased regulatory scrutiny pulled down shares of Capital One Financial, hurting the Fund's relative performance.

On the positive side, strong stock selection within the healthcare and producer durables sectors helped the Fund's relative performance. In the healthcare sector, our holdings in drug maker Forest Laboratories rose sharply following the successful launch of Lexapro, the company's newest anti-depressant drug. We also avoided several high-profile disappointments in the sector such as Tenet Healthcare and Baxter International that declined sharply during the period. In the producer durables sector, our holdings in semiconductor capital equipment manufacturers Applied Materials and KLA-Tencor contributed positively to the Fund's performance as these stocks rallied sharply during the latter part of the period.

MARKET OUTLOOK: While U.S. economic data have been mixed recently, we see a number of encouraging signs that suggest the economy may be improving, albeit at a modest pace. There were also positive surprises in personal consumption and durable goods orders as well as a positive revision to third quarter GDP. These data points, combined with the recent 50 basis point cut in the Fed Funds target rate, set a positive backdrop for the equity markets which continued their strength from October. We remain optimistic regarding the outlook for the equity markets over the coming months.

Portfolio Managers' Report                                       ING GROWTH FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                               --------------------------------------------------------------------------------------------
                                                      SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                         OF CLASS A        OF CLASS B        OF CLASS C       OF CLASS I
                               1 YEAR       5 YEAR        04/15/94          03/01/99          06/30/98         01/04/94
                               ------       ------        --------          --------          --------         --------
Including Sales Charge:
 Class A(1)                    -26.87%      -3.36%          6.49%                --               --               --
 Class B(2)                    -26.85%         --             --             -12.10%              --               --
 Class C(3)                    -23.81%         --             --                 --            -7.60%              --
 Class I                       -22.19%      -1.94%            --                 --               --             7.83%
Excluding Sales Charge:
 Class A                       -22.42%      -2.21%          7.23%                --               --               --
 Class B                       -23.00%         --             --             -11.55%              --               --
 Class C                       -23.04%         --             --                 --            -7.60%              --
 Class I                       -22.19%      -1.94%            --                 --               --             7.83%
Russell 1000 Growth Index      -22.68%      -2.23%          8.88%(4)         -11.58%           -6.77%(5)         8.07%(6)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Growth Fund against the Russell 1000 Growth Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/1994.

(5)  Since inception performance for the index is shown from 07/01/1998.

(6)  Since inception performance for the index is shown from 01/01/1994.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities of growth-oriented companies.

                See accompanying index descriptions on page 14.

ING SMALL COMPANY FUND                                Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGER: Carolie Burroughs, Vice-President and Equity Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Small Company Fund (the "Fund") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations corresponding to the Russell 2000 Index.

MARKET OVERVIEW: The U.S. equities market experienced a massive sell-off with continued residual outflow, during the six months ended November 30, 2002. Volatility in the market escalated and surpassed its post-September 11 peak several times. Since higher levels of volatility in the market created a demand for liquidity, smaller capitalization stocks experienced the most difficulty, as evidenced by the major indices. For the six months ended November 30, 2002, the S&P 500 Index was down 11.49%, the NASDAQ Composite Index was down 8.29%, the S&P 400 Index was down 14.64%, and the S&P 600 index was down 16.20%.

The Russell 2000 Index returned -16.04%, during the same six-month period. On a total return basis, the financial services and utilities sectors were the best performing sectors in the Index. The worst performing sectors were producer durables and consumer staples. During the period, the Russell 2000 Value Index beat the Russell 2000 Growth Index by less than 150 basis points.

The sell-off in the equities market reached a pinnacle in July after which the market struggled to rally. However, low consumer confidence numbers and other not-so-stellar economic data reported during the summer stoked investors' fears of a double dip. Concerns that consumer spending might be exhausted before business spending resumed caused many consumer and consumer-related stocks to underperform as investors continued to flee from U.S. equities.

The Russell 2000 Index reached its lowest level year-to-date on October 9th, and then rallied for the remainder of the period. The rally began as a reaction to oversold market conditions. All sectors in the Index rose more or less in tandem during the first week of the rally. However, in mid-October, the dynamics of the rally changed. Technology and telecommunications stocks drove most of the gains in the Index for the last six weeks of the period. The move by these stocks was so dramatic that their outperformance dominated the overall return in the Russell 2000 Index for the six-week period. The result--almost every other sector in the benchmark underperformed.

For the last six weeks of the period, the best performing stocks in the Russell 2000 Index were those with high multiples, negative earnings, high betas, lower earnings visibility, and low stock prices (less than $8 per share). Most of the outperformance came from technology, telecommunications, and technology-like stocks. However, the micro cap end of the Russell 2000 Index--stocks with market capitalizations less than $300 million--significantly outperformed the rest of the Index, even after excluding technology and telecommunications stocks.

PERFORMANCE: For the six-months ended November 30, 2002, the Fund's Class I shares declined 11.32% compared to -16.04% for the Russell 2000 Index for the same period.

PORTFOLIO SPECIFICS: Stock selection in the healthcare and producer durables sectors helped the Fund's performance. Stock selection in the materials and processing and autos and transportation sectors was the largest negative contributor to performance. A significant underweight position in the materials and processing sector helped performance. A slight underweight in the producer durables sector hurt performance.

The largest individual positive contributors to performance during the period were Cognizant Technology Solutions, Cooper Companies, and Panera Bread. The largest negative contributors were ESS Technology, Transkaryotic Therapies, and Shaw Group.

During the period, we maintained a cash position of 2-5%. We moved to market weight positions in most sectors with a slight overweight position in the healthcare sector. Our largest underweight position is in the materials and processing sector. Given that volatility in the equities market is high, we will continue to maintain tighter collars around our sector weights. We also continue to maintain a style neutral position.

MARKET OUTLOOK: We expect small cap stocks to continue to perform strongly in 2003. First, although market volatility is still high, it has declined sharply from its peak. We have already begun to see smaller capitalization stocks outperform as volatility reaches lower levels. We expect this to continue as volatility declines and investor anxiety over the economy and the market subsides. Second, the lack of accounting transparency has eroded investors' confidence in the quality of corporate earnings of many large cap stocks. However, third quarter earnings preannouncements have been more positive for small cap stocks, thus, reaffirming the assertion that earnings visibility is more certain for small cap stocks. Finally, small cap stocks historically have outperformed large cap stocks during post-recession recovery periods. Economic data continue to validate our belief that the economy is slowly recovering. We expect small caps to continue to lead as the economy recovers in 2003.

Portfolio Managers' Report                                ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                            -------------------------------------------------------------------------------------------
                                                  SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                     OF CLASS A        OF CLASS B        OF CLASS C       OF CLASS I
                            1 YEAR      5 YEAR        04/15/94          03/01/99          06/30/98         01/04/94
                            ------      ------        --------          --------          --------         --------
Including Sales Charge:
 Class A(1)                 -20.95%      2.45%          10.54%              --                --               --
 Class B(2)                 -20.94%        --              --             4.43%               --               --
 Class C(3)                 -17.61%        --              --               --              1.27%              --
 Class I                    -15.89%      3.95%             --               --                --            11.94%
Excluding Sales Charge:
 Class A                    -16.14%      3.67%          11.30%              --                --               --
 Class B                    -16.78%        --              --             5.13%               --               --
 Class C                    -16.78%        --              --               --              1.27%              --
 Class I                    -15.89%      3.95%             --               --                --            11.94%
Russell 2000 Index          -10.60%      0.13%           7.20%(4)         2.32%            -1.33%(5)         6.66%(6)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Small Company Fund against the Russell 2000 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/1994.

(5)  Since inception performance for the index is shown from 07/01/1998.

(6)  Since inception performance for the index is shown from 01/01/1994.

PRINCIPAL RISK FACTOR(S): Price volatility, portfolio turnover and other risks that accompany an investment in equity securities of growth- oriented and small-sized companies. Particularly sensitive to price swings during period of economic uncertainty.

                See accompanying index descriptions on page 14.

ING TECHNOLOGY FUND                                   Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Ronald E. Elijah and Roderick R. Berry, Elijah Asset Management, LLC.

GOAL: The ING Technology Fund (the "Fund") seeks to maximize long-term capital appreciation by investing at least 80% of its net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.

MARKET OVERVIEW: During the first half of the Fund's fiscal year, ended November 30, the U.S. markets exhibited an increase in volatility that typically characterizes a market capitulation bottom. Weighing heavily on the market during the first half of the fiscal year were numerous economic data-points that again raised the specter of a double-dip recession. To date, the consumer has largely been credited with initiating the current recovery, however, evidence emerged in the fall that suggests this engine of economic growth may be tiring. To begin with, we saw a rapid decline in the widely watched University of Michigan's Consumer Confidence index that declined to a nine-year low of 80.6 in October. In addition, we saw weekly jobless claims move back over 400,000 for much of the months of September and October.

The other key component to economic growth, and arguably the more important driver for the technology sector, is capital expenditures by corporations. During the months of September and October we also saw negative economic data-points in this area, as the Institute for Supply Management reported readings of U.S. factory business that were below 50. A reading below 50 signals contraction in manufacturing activity. Of course the uncertain geopolitical environment certainly contributed to management decisions to restrict capacity expansion.

These data abruptly ended the brief summer rally in the NASDAQ Composite Index ("NASDAQ") on August 22 and sent the index through the mid-summer lows of July before settling at an October 9 closing low of 1114.11. This rapid sell-off took the NASDAQ down over 21%. In addition to nervous investors who have suffered during this bear market, we believe that financial institutions worldwide significantly contributed to the sell-off, as they struggled to maintain required capital levels.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares declined 19.01% compared to a 10.40% decline for the Goldman Sachs Technology Industry Composite Index for the same period.

PORTFOLIO SPECIFICS: Relative to the NASDAQ Composite Index, the Fund under performed during the first half of the year largely due to a semiconductor portfolio weighting in excess of 35%. During the early fall market sell-off; the higher beta semiconductor stocks bore the brunt of the selling pressure. In contrast, the semiconductor sector also soared nearly 75% from the October market bottom through the end of November. However, the semiconductor sector, as measured by the PHLX Semiconductor Index, fell 21.6% for the total six-month period ending November 30.

Offsetting the weakness in the semiconductor sector was the Fund's weighting in the software sector. During the first half of the Fund's fiscal year, the software sector, as measured by the GSTI Software Index, declined by 3%. During the quarter we increased the Fund's weighting in software from 16% to 21% to take advantage of strengthening fundamentals in this area. Outside of this sector weighting change, we did not make any significant portfolio concentration changes. We remain broadly invested across the following eight sub-sectors of technology: equipment manufacturing services; communications equipment; software; computer and storage software; semiconductors; semiconductor equipment; information technology services; and technology distribution and retail. At this time, we are maintaining our over weight position in semiconductors, as we are seeing strong evidence of tightening capacity coupled with strengthening end-user demand.

MARKET OUTLOOK: In response to the economic "soft spot" that was evident during September and October, the Federal Reserve Board ("Fed") weighed in with a 50 basis-point rate reduction. Clearly, one of the Fed's greatest concerns at this time is the potential of deflation. We therefore believe that we can expect a favorable rate environment for some time to come. We also believe that the gains made by the Republican Party during the recent mid-term elections improve the likelihood of further fiscal stimulus. Although a portion of this stimulus will likely be offset by increases in state and local taxes, we believe the net effect may be further economic stimulus.

As we exited the economic soft spot referred to by the Fed in early November, we have begun to see some favorable economic data that point toward renewed expansion. At the end of November, third-quarter GDP was revised up to 4.0%, a significant improvement from the second-quarter's 1.3%. We have also seen a renewed surge in productivity gains in the third quarter. A 5.1% productivity gain was posted, raising the prior year's total productivity gain to 5.6%, the highest level in 29 years. This data-point may prove to be an important ingredient in expanding the profitability of U.S. corporations, which should in turn stimulate corporate expenditures. Finally, we are now beginning to see the economic activity readings for the manufacturing and non-manufacturing sectors improving. In their latest report, the Institute for Supply Management showed the manufacturing index improving to 49.2 in November from 48.5 in October. In the non-manufacturing sector, November's index surged to 57.4 versus October's
53.1. Once again, a reading over 50 is an indication of expansion.

The Fund continues to be populated with the large capitalization leaders of the technology sector. Although the recent economic downturn has negatively impacted the growth rates and profitability of many of the companies we invest in, the negative impact has been far greater on their smaller competitors. As we have highlighted in other recent communications, many of the leaders we invest in have taken considerable market share during the downturn. For instance, in their most recent quarter, Cisco Systems recorded $1.04 billion in profits while their ten closest competitors lost a cumulative $2.4 billion. Intel is another example of a technology leader that has taken the opportunity during the economic downturn to put more distance between itself and its nearest competitors. In the most recent quarter, Intel out-spent Advanced Micro Devices in research and development, by almost a five to one margin. In terms of capital expenditures, Intel out-spent AMD by an equally impressive six to one ratio.

Portfolio Managers' Report                                   ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

We remain confident that the economic recovery remains intact and that the technology sector leaders that comprise the Fund are well positioned to take market share and expand profitability as capital spending continues toward more normalized levels. In addition, we believe that the valuation of the market presents patient investors with a tremendous opportunity in invest in one of the greatest growth sectors at a reasonable price.

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                        -------------------------------------------------------
                                                         SINCE INCEPTION        SINCE INCEPTION
                                                     OF CLASS A, B, C AND I       OF CLASS O
                                        1 YEAR              03/01/00               08/06/01
                                        ------              --------               --------
Including Sales Charge:
 Class A(1)                             -35.49%              -36.15%                   --
 Class B(2)                             -35.31%              -35.93%                   --
 Class C(3)                             -32.96%              -35.30%                   --
 Class I                                -31.35%              -34.60%                   --
 Class O                                -31.57%                  --                -29.63%
Excluding Sales Charge:
 Class A                                -31.49%              -34.76%                   --
 Class B                                -31.91%              -35.22%                   --
 Class C                                -32.29%              -35.30%                   --
 Class I                                -31.35%              -34.60%                   --
 Class O                                -31.57%                  --                -29.63%
Goldman Sachs Technology Industry
 Composite Index                        -31.38%              -38.97%               -21.08%(4)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Technology Fund against the Goldman Sachs Technology Industry Composite Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 08/01/2001.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities and maintaining a non-diversified portfolio. Focusing on companies engaged in information technology industry sector.

                See accompanying index descriptions on page 14.

ING VALUE OPPORTUNITY FUND                            Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Donald Townswick, CFA, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Value Opportunity Fund (the "Fund") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

MARKET OVERVIEW: The U.S. equity markets declined during the six months ended November 30, 2002. For the period, the S&P 500 Index was down 11.49%, the Russell 2000 Index was down 16.04% and the tech heavy NASDAQ Composite Index was down 8.29%. In addition, the S&P BARRA Growth Index beat the S&P BARRA Value Index by 400 basis points.

For the months of June through September, the U.S. equity markets declined steadily with a slight breather in August when the market was essentially flat. During this period technology and telecom were the worst performing sectors of the market - both down 35%. In addition, stocks with good fundamentals, such as positive earnings and low multiples, fared better than those with poor fundamentals.

A surge of investor confidence and speculation combined with short covering drove the market significantly higher for the months of October and November. During these two months, the S&P 500 Index was up 15.21%, the Russell 2000 Index was up 12.41% and the NASDAQ Composite Index was up 26.24%. The technology and telecom sectors that had lost so much during the previous four quarters both gained over 40% in October and November. Fundamentally poor stocks which had been beaten down throughout the bear market rallied strongly despite no improvement in their fundamentals.

For example, on May 31, 2002 there were 7 stocks in the S&P 500 Index with a price below $5. On September 30, 2002 that number grew to 31. The performance of those 31 stocks for June through September was -62.5% compared to -22.3% for stocks priced greater than $5. Those same 31 stocks were up almost 80% during October and November compared to 14.7% for stocks priced greater than $5.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares declined 17.92% compared to -11.49% for the S&P 500 Index for the same period.

PORTFOLIO SPECIFICS: Poor stock selection caused Fund performance to trail the S&P 500 Index. The Fund focuses on stocks with improving earnings expectation, good valuations, and reasonable good price momentum, none of which were rewarded during the end of period rally.

The Fund's worst performing sectors were consumer discretionary and healthcare where performance was hurt from positions in Sears, Tenet Healthcare and Wyeth (formerly American Home Products). The Fund experienced good stock selection in the energy sector.

Asset allocation decisions had a neutral effect on performance. Since the Fund's risk controls prevent it from taking large sector bets, the volatile performance of the technology sector did not hurt or help performance.

MARKET OUTLOOK: The market demonstrated trends in October and November that we firmly believe are not sustainable. We believe the market rewards solid fundamentals in the medium- to long-term, and that we will generally be more successful in our stock selection than we were in October and November.

Economic data continue to validate our belief that the economy is slowly recovering. Traditionally, small cap stocks tend to fare better than large cap stocks coming out of a recession, as prospects for growth improve. It is impossible to predict how long this small cap dominance may last and at some point, large cap stocks will likely prevail. For this reason, the Fund will continue to apply risk controls to size, beta and style and continue to focus on adding value through strong stock selection.

Portfolio Managers' Report                            ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

                              AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                              ---------------------------------------------------------------------
                                            SINCE INCEPTION     SINCE INCEPTION     SINCE INCEPTION
                                           OF CLASS A AND I        OF CLASS B         OF CLASS C
                              1 YEAR           02/02/98             03/01/99           06/30/98
                              ------           --------             --------           --------
Including Sales Charge:
 Class A(1)                   -26.05%           -0.01%                   --                 --
 Class B(2)                   -26.04%              --                 -3.01%                --
 Class C(3)                   -22.86%              --                    --              -1.59%
 Class I                      -21.33%            1.47%                   --                 --
Excluding Sales Charge:
 Class A                      -21.52%            1.22%                   --                 --
 Class B                      -22.15%              --                 -2.37%                --
 Class C                      -22.09%              --                    --              -1.59%
 Class I                      -21.33%            1.47%                   --                 --
S&P 500 Index                 -16.51%            0.42%(4)             -5.94%             -2.94%(5)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Value Opportunity Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/1998.

(5)  Since inception performance for the index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING BALANCED FUND                                     Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGER: Neil Kochen, Executive Vice President and Chief Investment Officer, Aeltus Investment Management, Inc.

GOAL: The ING Balanced Fund (the "Fund") seeks a balance of long-term capital appreciation and current income by investing in a blended portion of equity and debt securities with an emphasis on overall total return.

MARKET OVERVIEW: Domestic and international equities posted heavy losses over the period while bonds had positive returns as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6, 2002 by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions, and, to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness. Such releases include third quarter GDP that was revised up to 4.0% from 3.1%, consumer confidence, which has improved with the equity market, and weekly jobless claims that are stabilizing at a sub-400k level. The housing market also remains very strong.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares returned -6.32%, compared to the Composite Index (60% S&P 500 / 40% Lehman Brothers Aggregate Bond Index), which returned -4.73% over the same period.

PORTFOLIO SPECIFICS: The main driver of underperformance was adverse security selection in SMID (combination of smallcap and midcap stocks), as this group underperformed large cap stocks over the period. Beneficial security selection in large cap stocks partially offset negative performance in SMID cap stocks. Both large and SMID cap stocks benefited from positive security selection in the consumer staples sector. SMID cap stock selection in utilities and large cap stock selection in the healthcare sector also added to performance. Detracting from performance was adverse security selection in large and SMID cap consumer discretionary and financial stocks. Stocks that hurt performance included American International Group and Ford Motor Company while Merit Medical Systems Inc. and Meredith Corp added to performance. Our fixed income investments modestly underperformed the Lehman Brothers Aggregate Bond Index. With rates declining over the period, a short duration relative to the index detracted from performance. However, duration exposures were rebalanced to neutral throughout November. Asset allocation decisions positively impacted the Fund, especially due to an underweight to credit and positive credit-sector selection helped to offset the negative impacts of duration.

MARKET OUTLOOK: The equity market rally that started in October marks an interesting point in the recovery of the stock market as most of the major market indices saw positive results for the period, some in the double digits. While this by no means indicates that we've seen a bottom, it does illuminate improvement in investor sentiment. As recently as September investors persisted in viewing the economy, the financial markets and our nation's political situation from a rather negative perspective. But starting in October, they appear to have put on their rose-colored glasses and started to focus on those positive elements that may have been apparent for some time now, specifically: the economy that, while slow, is growing at a potentially sustainable rate with low inflation; earnings that, while not record-breaking, appear to be on the rise; accounting problems and misdeeds that are being addressed by the appropriate regulatory bodies; and a geo-political situation that, while dangerous, has several viable outcomes that are palatable to the financial markets.

Portfolio Managers' Report                                     ING BALANCED FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                   ------------------------------------------------------------------------------------
                                                                    SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                                       OF CLASS A        OF CLASS B       OF CLASS C
                                   1 YEAR      5 YEAR    10 YEARS       04/15/94          03/01/99         06/30/98
                                   ------      ------    --------       --------          --------         --------
Including Sales Charge:
 Class A(1)                        -13.60%      1.20%        --           7.11%                --               --
 Class B(2)                        -13.63%        --         --             --              -2.26%              --
 Class C(3)                         -9.98%        --         --             --                 --            -0.63%
 Class I                            -8.09%      2.66%      8.04%            --                 --               --
Excluding Sales Charge:
 Class A                            -8.32%      2.40%        --           7.84%                --               --
 Class B                            -9.16%        --         --             --              -1.60%              --
 Class C                            -9.08%        --         --             --                 --            -0.63%
 Class I                            -8.09%      2.66%      8.04%            --                 --               --
S&P 500 Index                      -16.51%      0.97%     10.14%         10.90%(4)          -5.94%           -2.94%(5)
Lehman Brothers Aggregate Bond
 Index                              -7.34%      7.32%      7.46%          7.67%(4)           7.48%            7.14%(5)
Composite Index (60% S&P 500
 Index/40% Lehman Brothers
 Aggregate Bond Index)              -7.07%      3.96%      9.38%          9.96%(4)          -0.32%            1.50%(5)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Balanced Fund against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index). The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios', impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/1994.

(5)  Since inception performance for the index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 14.

ING GROWTH AND INCOME FUND                            Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Donald Townswick, CFA, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Growth and Income Fund (the "Fund") seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks believed to offer above-average growth potential.

MARKET OVERVIEW: The U.S. equity markets declined during the six-months ended November 30, 2002. For the period, the S&P 500 Index was down 11.49%, the Russell 2000 Index was down 16.04% and the tech heavy NASDAQ Composite Index was down 8.29%. In addition, the S&P BARRA Growth Index beat the S&P BARRA Value Index by 400 basis points.

For the months of June through September, the U.S. equity markets declined steadily with a slight breather in August when the market was essentially flat. During this period technology and telecom were the worst performing sectors of the market - both down 35%. In addition, stocks with good fundamentals, such as positive earnings and low multiples, fared better than those with poor fundamentals.

A surge of investor confidence and speculation combined with short covering drove the market significantly higher for the months of October and November. During these two months, the S&P 500 Index was up 15.21%, the Russell 2000 Index was up 12.41% and the NASDAQ Composite Index was up 26.24%. The technology and telecom sectors that had lost so much during the previous four quarters both gained over 40% in October and November. Fundamentally poor stocks which had been beaten down throughout the bear market rallied strongly despite no improvement in their fundamentals.

For example, on May 31, 2002 there were 7 stocks in the S&P 500 Index with a price below $5. On September 30, 2002 that number grew to 31. The performance of those 31 stocks for June through September was -62.5% compared to -22.3% for stocks priced greater than $5. Those same 31 stocks were up almost 80% during October and November compared to 14.7% for stocks priced greater than $5.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares declined 15.39% compared to an -11.49% for the S&P 500 Index for the same period.

PORTFOLIO SPECIFICS: Poor stock selection caused Fund performance to trail the S&P 500. The Fund focuses on stocks with improving earnings expectation, good valuations, and reasonable good price momentum, none of which were rewarded during the end of period rally.

The Fund's worst performing sectors were healthcare and manufacturing where performance was hurt from positions in Merck, Tenet Healthcare and General Motors. The Fund experienced good stock selection in the energy and utility sectors.

Asset allocation decisions had a neutral effect on performance. Since the Fund's risk controls prevent it from taking large sector bets, the volatile performance of the technology sector did not hurt or help performance.

MARKET OUTLOOK: The market demonstrated trends in October and November that we firmly believe are not sustainable. We believe the market rewards solid fundamentals in the medium- to long-term, and that we will generally be more successful in our stock selection than we were in October and November.

Economic data continue to validate our belief that the economy is slowly recovering. Traditionally, small cap stocks tend to fare better than large cap stocks coming out of a recession, as prospects for growth improve. It is impossible to predict how long this small cap dominance may last and at some point, large cap stocks will likely prevail. For this reason, the Fund will continue to apply risk controls to size, beta and style and continue to focus on adding value through strong stock selection.

Portfolio Managers' Report                            ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                              -----------------------------------------------------------------------------------------------
                                                                      SINCE INCEPTION     SINCE INCEPTION     SINCE INCEPTION
                                                                         OF CLASS A          OF CLASS B         OF CLASS C
                              1 YEAR         5 YEAR      10 YEARS         04/15/94            03/01/99           06/30/98
                              ------         ------      --------         --------            --------           --------
Including Sales Charge:
 Class A(1)                   -24.01%        -6.12%          --             5.52%                  --                --
 Class B(2)                   -23.96%           --           --               --               -11.28%               --
 Class C(3)                   -20.74%           --           --               --                   --             -8.93%
 Class I                      -19.12%        -4.74%        6.26%              --                   --                --
Excluding Sales Charge:
 Class A                      -19.41%        -5.01%          --             6.25%                  --                --
 Class B                      -19.96%           --           --               --               -10.71%               --
 Class C                      -19.94%           --           --               --                   --             -8.93%
 Class I                      -19.12%        -4.74%        6.26%              --                   --                --
S&P 500 Index                 -16.51%         0.97%       10.14%           10.90%(4)            -5.94%            -2.94%(5)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Growth and Income Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/1994.

(5)  Since inception performance for the index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices; services and software related to the fields of computers, electronics, networking and Internet services.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks.

The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The RUSSELL 2000 GROWTH INDEX consists of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000 VALUE INDEX consists of the Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P BARRA GROWTH INDEX is a capitalization-weighted index that consists of the S&P 500 companies with high price-to-book ratios.

The S&P BARRA VALUE INDEX is a capitalization-weighted index that consists of the S&P 500 companies with low price-to-book ratios.

The S&P 600 INDEX is a capitalization-weighted index of 600 stocks chosen for market size, liquidity, and industry group representation.

The PHLX SEMICONDUCTOR SECTOR INDEX is a price-weighted index composed of 17 U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

The GOLDMAN SACHS TECHNOLOGY INDEX (GSTI) SOFTWARE INDEX (GSO) is a modified capitalization-weighted index of companies involved in the computer software sector of the technology industry.

The INSTITUTE FOR SUPPLY MANAGEMENT INDEX is a composite index based on the seasonally adjusted diffusion indices for five indicators with varying weights:
New Orders -- 30%; Production -- 25%; Employment -- 20%; Supplier Deliveries -- 15%; and Inventories -- 10%, based on data compiled from monthly replies to questions asked of puchasing and supply executives in over 400 industrial companies.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              ING                 ING                ING
                                                             GROWTH          SMALL COMPANY        TECHNOLOGY
                                                              FUND                FUND               FUND
                                                          -------------      -------------      -------------
ASSETS:
Investments in securities at value*                       $ 164,026,259      $ 247,103,373      $  12,027,458
Short-term investments at amortized cost                      5,227,000         13,469,000            386,000
Cash                                                              1,145              1,455                485
Receivables:
  Investment securities sold                                         --          6,301,323                 --
  Fund shares sold                                            1,117,205            923,364             10,079
  Dividends and interest                                        104,071            196,490                547
  Other                                                           3,436              2,427                142
Prepaid expenses                                                  3,313              5,101             21,981
Reimbursement due from manager                                       --                 --             18,699
                                                          -------------      -------------      -------------
    Total assets                                            170,482,429        268,002,533         12,465,391
                                                          -------------      -------------      -------------
LIABILITIES:
Payable for investment securities purchased                     101,416          8,711,273                 --
Payable for fund shares redeemed                                     19                 42              1,672
Payable to affiliates                                           123,880            213,486             13,600
Other accrued expenses and liabilities                          100,287             40,580             35,864
                                                          -------------      -------------      -------------
    Total liabilities                                           325,602          8,965,381             51,136
                                                          -------------      -------------      -------------
NET ASSETS                                                $ 170,156,827      $ 259,037,152      $  12,414,255
                                                          =============      =============      =============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                           $ 319,441,716      $ 315,488,395      $  27,507,489
Undistributed net investment income
  (accumulated net investment loss)                            (268,307)           155,886            (79,186)
Accumulated net realized loss on investments and
  futures, swaps and foreign currencies                    (154,216,160)       (67,402,010)       (14,503,911)
Net unrealized appreciation (depreciation) of
  investments, futures, swaps and foreign
  currencies                                                  5,199,578         10,794,881           (510,137)
                                                          -------------      -------------      -------------
NET ASSETS                                                $ 170,156,827      $ 259,037,152      $  12,414,255
                                                          =============      =============      =============
* Cost of securities                                      $ 158,826,681      $ 236,308,492      $  12,537,595

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------


                                                               ING               ING               ING
                                                              GROWTH         SMALL COMPANY      TECHNOLOGY
                                                               FUND              FUND              FUND
                                                           -------------     -------------     -------------
CLASS A:
Net Assets                                                 $  66,952,438     $  95,490,443     $   9,104,229
Shares authorized                                            100,000,000       100,000,000       100,000,000
Par Value                                                  $       0.001     $       0.001     $       0.001
Shares outstanding                                             6,907,352         8,445,504         2,945,870
Net asset value and redemption price per share             $        9.69     $       11.31     $        3.09
Maximum offering price per share (5.75%)(1)                $       10.28     $       12.00     $        3.28

CLASS B:
Net Assets                                                 $   3,035,287     $   2,036,819     $     889,276
Shares authorized                                            100,000,000       100,000,000       100,000,000
Par Value                                                  $       0.001     $       0.001     $       0.001
Shares outstanding                                               312,521           177,754           293,642
Net asset value and redemption price per share(2)          $        9.71     $       11.46     $        3.03
Maximum offering price per share                           $        9.71     $       11.46     $        3.03

CLASS C:
Net Assets                                                 $   1,532,232     $   2,377,956     $     459,862
Shares authorized                                            100,000,000       100,000,000       100,000,000
Par Value                                                  $       0.001     $       0.001     $       0.001
Shares outstanding                                               159,287           208,370           152,407
Net asset value and redemption price per share(2)          $        9.62     $       11.41     $        3.02
Maximum offering price per share                           $        9.62     $       11.41     $        3.02

CLASS I:
Net Assets                                                 $  98,636,870     $ 159,131,934     $     613,281
Shares authorized                                            100,000,000       100,000,000       100,000,000
Par Value                                                  $       0.001     $       0.001     $       0.001
Shares outstanding                                             9,905,365        13,605,462           197,044
Net asset value and redemption price per share             $        9.96     $       11.70     $        3.11
Maximum offering price per share                           $        9.96     $       11.70     $        3.11

CLASS O:
Net Assets                                                           n/a               n/a     $   1,347,607
Shares authorized                                                    n/a               n/a       100,000,000
Par Value                                                            n/a               n/a     $       0.001
Shares outstanding                                                   n/a               n/a           435,101
Net asset value and redemption price per share                       n/a               n/a     $        3.10
Maximum offering price per share                                     n/a               n/a     $        3.10

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              ING                 ING               ING
                                                        VALUE OPPORTUNITY       BALANCED      GROWTH AND INCOME
                                                              FUND                FUND              FUND
                                                          -------------      -------------      -------------
ASSETS:
Investments in securities at value*                       $  31,101,741      $ 109,376,263      $ 244,738,438
Short-term investments at amortized cost                      1,030,000         17,167,776          6,207,000
Cash                                                                459                 --                 --
Cash (collateral for futures)                                        --             85,200                 --
Receivables:
  Investment securities sold                                  5,525,427          7,102,331          1,189,036
  Fund shares sold                                                   --                533                834
  Dividends and interest                                         45,533            422,465            305,733
  Other                                                           1,222              5,030              5,581
Prepaid expenses                                                    546              2,133              5,065
Reimbursement due from manager                                   10,591                 --                 --
                                                          -------------      -------------      -------------
    Total assets                                             37,715,519        134,161,731        252,451,687
                                                          -------------      -------------      -------------
LIABILITIES:
Payable for investment securities purchased                   5,212,029         21,786,185          3,167,418
Payable for future variation margin                                  --              9,641                 --
Payable for fund shares redeemed                                  1,012            923,527                 --
Payable to affiliates                                            25,630             93,337            169,640
Payable to custodian                                                 --                638              3,658
Other accrued expenses and liabilities                           10,959             63,511             98,790
                                                          -------------      -------------      -------------
    Total liabilities                                         5,249,630         22,876,839          3,439,506
                                                          -------------      -------------      -------------
NET ASSETS                                                $  32,465,889      $ 111,284,892      $ 249,012,181
                                                          =============      =============      =============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                           $  39,745,684      $ 117,380,882      $ 400,885,036
Undistributed net investment income
  (accumulated net investment loss)                              17,560           (163,521)          (915,282)
Accumulated net realized loss on investments and
  futures, swaps and foreign currencies                      (8,302,343)       (10,495,987)      (163,111,583)
Net unrealized appreciation (depreciation) of
  investments, futures, swaps and foreign
  currencies                                                  1,004,988          4,563,518         12,154,010
                                                          -------------      -------------      -------------
NET ASSETS                                                $  32,465,889      $ 111,284,892      $ 249,012,181
                                                          =============      =============      =============
* Cost of securities                                      $  30,096,753      $ 105,048,085      $ 232,584,936

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------

                                                          ING               ING               ING
                                                    VALUE OPPORTUNITY     BALANCED      GROWTH AND INCOME
                                                          FUND              FUND              FUND
                                                      -------------     -------------     -------------
CLASS A:
Net Assets                                            $  26,847,716     $  52,906,813     $  51,636,654
Shares authorized                                       100,000,000       100,000,000       100,000,000
Par Value                                             $       0.001     $       0.010     $       0.001
Shares outstanding                                        3,173,790         5,158,181         6,508,116
Net asset value and redemption price per share        $        8.46     $       10.26     $        7.93
Maximum offering price per share (5.75%)(1)           $        8.98     $       10.86     $        8.41

CLASS B:
Net Assets                                            $     917,685     $   2,381,686     $     729,224
Shares authorized                                       100,000,000       100,000,000       100,000,000
Par Value                                             $       0.001     $       0.010     $       0.001
Shares outstanding                                          110,156           233,799            92,552
Net asset value and redemption price per share(2)     $        8.33     $       10.19     $        7.88
Maximum offering price per share                      $        8.33     $       10.19     $        7.88

CLASS C:
Net Assets                                            $     477,867     $   2,166,842     $     880,920
Shares authorized                                       100,000,000       100,000,000       100,000,000
Par Value                                             $       0.001     $       0.010     $       0.001
Shares outstanding                                           57,663           213,127           112,241
Net asset value and redemption price per share(2)     $        8.29     $       10.17     $        7.85
Maximum offering price per share                      $        8.29     $       10.17     $        7.85

CLASS I:
Net Assets                                            $   4,222,621     $  53,829,551     $ 195,765,383
Shares authorized                                       100,000,000       100,000,000       100,000,000
Par Value                                             $       0.001     $       0.010     $       0.001
Shares outstanding                                          495,716         5,248,143         2,406,562
Net asset value and redemption price per share        $        8.52     $       10.26     $        7.96
Maximum offering price per share                      $        8.52     $       10.26     $        7.96

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                     ING               ING               ING
                                                                    GROWTH         SMALL COMPANY      TECHNOLOGY
                                                                     FUND              FUND              FUND
                                                                 ------------      ------------      ------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                                $    668,373      $  1,648,407      $      4,960
Interest                                                               59,536            96,170             8,834
                                                                 ------------      ------------      ------------
  Total investment income                                             727,909         1,744,577            13,794
                                                                 ------------      ------------      ------------
EXPENSES:
Investment management fees                                            597,604         1,104,050            55,962
Distribution and service fees:
  Class A                                                              83,050           110,849             9,960
  Class B                                                              13,114             9,635             4,261
  Class C                                                               7,684            12,418             2,207
  Class O                                                                  --                --             1,039
Transfer agent fees                                                   111,924           118,267            51,984
Administrative and service fees                                        68,298           104,277             4,264
Shareholder reporting expense                                          25,705            38,474             4,708
Registration and filing fees                                           26,755            24,357            23,788
Professional fees                                                      18,900            16,744            12,693
Custody and accounting fees                                            31,064            37,123             2,480
Directors' fees                                                         5,256             5,550               582
Insurance expense                                                         902             1,095                40
Miscellaneous expense                                                   5,960             5,852               956
                                                                 ------------      ------------      ------------
  Total expenses                                                      996,216         1,588,691           174,924
                                                                 ------------      ------------      ------------
Less:
  Net waived and reimbursed fees                                           --                --            81,944
                                                                 ------------      ------------      ------------
  Net expenses                                                        996,216         1,588,691            92,980
                                                                 ------------      ------------      ------------
Net investment income (loss)                                         (268,307)          155,886           (79,186)
                                                                 ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments                                                     (37,319,028)      (63,432,853)       (2,082,431)
  Futures, swaps and forward foreign currency exchange
   contracts                                                           91,643          (867,309)               --
                                                                 ------------      ------------      ------------
Net realized loss                                                 (37,227,385)      (64,300,162)       (2,082,431)
                                                                 ------------      ------------      ------------
Net change in unrealized appreciation (depreciation) of
  Investments                                                       8,658,634         8,306,823          (323,531)
                                                                 ------------      ------------      ------------
  Net realized and unrealized loss on investments and
    foreign currencies                                            (28,568,751)      (55,993,339)       (2,405,962)
                                                                 ------------      ------------      ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(28,837,058)     $(55,837,453)     $ (2,485,148)
                                                                 ============      ============      ============
* Foreign Tax                                                              --             2,377                --

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                     ING               ING               ING
                                                               VALUE OPPORTUNITY     BALANCED      GROWTH & INCOME
                                                                     FUND              FUND              FUND
                                                                 ------------      ------------      ------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                                $    187,856      $    461,021      $  2,076,396
Interest                                                               12,915           658,437            51,329
Other income                                                               --                --            21,637
                                                                 ------------      ------------      ------------
  Total investment income                                             200,771         1,119,458         2,149,362
                                                                 ------------      ------------      ------------
EXPENSES:
Investment management fees                                             96,840           426,851           905,939
Distribution and service fees:
  Class A                                                              28,333            57,047            64,595
  Class B                                                               3,063             9,077             2,924
  Class C                                                               1,887             9,684             4,820
Transfer agent fees                                                    26,048            64,270            87,164
Administrative and service fees                                        11,067            42,685           103,965
Shareholder reporting expense                                           1,668            15,608            30,037
Registration and filing fees                                           26,664            20,315            27,793
Professional fees                                                      12,204            20,338            17,515
Custody and accounting fees                                            10,645            54,129            48,508
Directors' fees                                                           457             2,035             5,597
Insurance expense                                                          84               474             1,396
Miscellaneous expense                                                   1,653             2,569             8,097
                                                                 ------------      ------------      ------------
  Total expenses                                                      220,613           725,082         1,308,350
                                                                 ------------      ------------      ------------
Less:
  Net waived and reimbursed fees                                       37,402                --                --
                                                                 ------------      ------------      ------------
  Net expenses                                                        183,211           725,082         1,308,350
                                                                 ------------      ------------      ------------
Net investment income                                                  17,560           394,376           841,012
                                                                 ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments                                                      (6,016,005)       (5,054,908)      (42,604,473)
  Futures, swaps and forward foreign currency exchange
   contracts                                                          (59,749)         (481,068)             (497)
  Foreign currency related transactions                                    --                --           120,804
                                                                 ------------      ------------      ------------
Net realized loss                                                  (6,075,754)       (5,535,976)      (42,484,166)
Net change in unrealized appreciation (depreciation) of
  Investments                                                         450,594        (2,046,178)       (8,193,850)
                                                                 ------------      ------------      ------------
  Net realized and unrealized loss on investments and
   foreign currencies                                              (5,625,160)       (7,582,154)      (50,678,016)
                                                                 ------------      ------------      ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (5,607,600)     $ (7,187,778)     $(49,837,004)
                                                                 ============      ============      ============
* Foreign Tax                                                              --                28               483

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                                ING GROWTH FUND
                                                               --------------------------------------------------
                                                               SIX MONTHS        SEVEN MONTHS           YEAR
                                                                  ENDED              ENDED              ENDED
                                                               NOVEMBER 30,         MAY 31,          OCTOBER 31,
                                                                  2002               2002               2001
                                                              -------------      -------------      -------------
FROM OPERATIONS:
Net investment loss                                           $    (268,307)     $    (749,893)     $  (1,118,784)
Net realized loss on investments                                (37,227,385)       (10,187,017)      (101,748,293)
Net change in unrealized appreciation
  (depreciation) of investments                                   8,658,634          2,822,408        (55,830,159)
                                                              -------------      -------------      -------------
Net decrease in net assets resulting from
  operations                                                    (28,837,058)        (8,114,502)      (158,697,236)
                                                              -------------      -------------      -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net realized gain:
  Class A                                                                --                 --        (13,025,886)
  Class B                                                                --                 --           (634,696)
  Class C                                                                --                 --           (456,093)
  Class I                                                                --                 --        (29,070,049)
                                                              -------------      -------------      -------------
Total distributions                                                      --                 --        (43,186,724)
                                                              -------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 15,950,934         38,244,027         84,961,639
Shares resulting from dividend reinvestments                             --                 --         43,095,522
                                                              -------------      -------------      -------------
                                                                 15,950,934         38,244,027        128,057,161
Cost of shares redeemed                                         (28,200,943)       (51,007,715)       (80,241,857)
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                    (12,250,009)       (12,763,688)        47,815,304
                                                              -------------      -------------      -------------
Net decrease in net assets                                      (41,087,067)       (20,878,190)      (154,068,656)
                                                              -------------      -------------      -------------
NET ASSETS:
Beginning of period                                             211,243,894        232,122,084        386,190,740
                                                              -------------      -------------      -------------
End of period                                                 $ 170,156,827      $ 211,243,894      $ 232,122,084
                                                              =============      =============      =============
Accumulated net investment loss                               $    (268,307)     $    (749,893)     $          --
                                                              =============      =============      =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                             ING SMALL COMPANY FUND
                                                              ---------------------------------------------------
                                                                SIX MONTHS       SEVEN MONTHS            YEAR
                                                                  ENDED              ENDED               ENDED
                                                               NOVEMBER 30,         MAY 31,          OCTOBER 31,
                                                                  2002               2002                2001
                                                              -------------      -------------      -------------
FROM OPERATIONS:
Net investment income (loss)                                  $     155,886      $    (360,474)     $   1,065,379
Net realized gain (loss) on investments                         (64,300,162)        12,554,399        (15,190,315)
Net change in unrealized appreciation
 (depreciation) of investments                                    8,306,823          7,306,620        (10,035,253)
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
 operations                                                     (55,837,453)        19,500,545        (24,160,189)
                                                              -------------      -------------      -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                --            (75,720)          (197,419)
  Class I                                                                --           (568,243)          (957,154)
Net realized gain:
  Class A                                                                --                 --         (2,930,760)
  Class B                                                                --                 --            (63,041)
  Class C                                                                --                 --           (314,651)
  Class I                                                                --                 --         (9,237,915)
                                                              -------------      -------------      -------------
Total distributions                                                      --           (643,963)       (13,700,940)
                                                              -------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 55,388,555        122,226,862        113,148,659
Shares resulting from dividend reinvestments                             --            640,461         13,490,297
                                                              -------------      -------------      -------------
                                                                 55,388,555        122,867,323        126,638,956
Cost of shares redeemed                                         (62,123,360)       (77,969,998)       (88,891,685)
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                     (6,734,805)        44,897,325         37,747,271
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets                           (62,572,258)        63,753,907           (113,858)
                                                              -------------      -------------      -------------
NET ASSETS:
Beginning of period                                             321,609,410        257,855,503        257,969,361
                                                              -------------      -------------      -------------
End of period                                                 $ 259,037,152      $ 321,609,410      $ 257,855,503
                                                              =============      =============      =============
Undistributed net investment income
  (Accumulated net investment loss)                           $     155,886      $    (359,552)     $     644,885
                                                              =============      =============      =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                     ING TECHNOLOGY FUND
                                                     ----------------------------------------------------
                                                        SIX MONTHS       SEVEN MONTHS           YEAR
                                                          ENDED              ENDED             ENDED
                                                       NOVEMBER 30,         MAY 31,         OCTOBER 31,
                                                           2002              2002               2001
                                                     ---------------   ----------------   ---------------
FROM OPERATIONS:
Net investment loss                                   $    (79,186)      $   (149,320)     $   (177,076)
Net realized loss on investments                        (2,082,431)        (1,876,115)       (8,180,912)
Net change in unrealized appreciation
 (depreciation) of investments                            (323,531)         1,172,415          (893,063)
                                                      ------------       ------------      ------------
Net decrease in net assets resulting from
 operations                                             (2,485,148)          (853,020)       (9,251,051)
                                                      ------------       ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                         3,537,047          8,888,499        10,763,633
Shares resulting from dividend reinvestments                   --                  --                --
                                                      ------------       ------------      ------------
                                                         3,537,047          8,888,499        10,763,633
Cost of shares redeemed                                 (2,201,098)        (4,750,591)       (6,008,189)
                                                      ------------       ------------      ------------
Net increase in net assets resulting from capital
  share transactions                                     1,335,949          4,137,908         4,755,444
                                                      ------------       ------------      ------------
Net increase (decrease) in net assets                   (1,149,199)         3,284,888        (4,495,607)
                                                      ------------       ------------      ------------
NET ASSETS:
Beginning of period                                     13,563,454         10,278,566        14,774,173
                                                      ------------       ------------      ------------
End of period                                         $ 12,414,255       $ 13,563,454      $ 10,278,566
                                                      ============       ============      ============
Accumulated net investment loss                       $    (79,186)      $   (149,320)     $         --
                                                      ============       ============      ============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                      ING VALUE OPPORTUNITY FUND
                                                           ------------------------------------------------
                                                            SIX MONTHS       SEVEN MONTHS          YEAR
                                                               ENDED             ENDED             ENDED
                                                           NOVEMBER 30,         MAY 31,         OCTOBER 31,
                                                               2002              2002              2001
                                                           ------------      ------------      ------------
FROM OPERATIONS:
Net investment income (loss)                               $     17,560      $    (37,568)     $    (13,739)
Net realized loss on investments                             (6,075,754)       (1,681,795)         (532,257)
Net change in unrealized appreciation
  (depreciation) of investments                                 450,594         1,083,441        (1,888,862)
                                                           ------------      ------------      ------------
Net decrease in net assets resulting from
  operations                                                 (5,607,600)         (635,922)       (2,434,858)
                                                           ------------      ------------      ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class I                                                            --                --            (4,400)
Net realized gain:
  Class A                                                            --                --        (1,061,809)
  Class B                                                            --                --           (21,390)
  Class C                                                            --                --           (62,838)
  Class I                                                            --                --          (453,498)
                                                           ------------      ------------      ------------
Total distributions                                                  --                --        (1,603,935)
                                                           ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                             11,036,010        20,445,114         9,843,120
Shares resulting from dividend reinvestments                         --                --         1,143,513
                                                           ------------      ------------      ------------
                                                             11,036,010        20,445,114        10,986,633
Cost of shares redeemed                                      (3,321,552)       (2,801,332)       (4,834,672)
                                                           ------------      ------------      ------------
Net increase in net assets resulting from capital
  share transactions                                          7,714,458        17,643,782         6,151,961
                                                           ------------      ------------      ------------
Net increase in net assets                                    2,106,858        17,007,860         2,113,168
                                                           ------------      ------------      ------------
NET ASSETS:
Beginning of period                                          30,359,031        13,351,171        11,238,003
                                                           ------------      ------------      ------------
End of period                                              $ 32,465,889      $ 30,359,031      $ 13,351,171
                                                           ============      ============      ============
Undistributed net investment income
  (Accumulated net investment loss)                        $     17,560      $    (37,568)     $         --
                                                           ============      ============      ============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                              ING BALANCED FUND
                                                              ---------------------------------------------------
                                                                SIX MONTHS       SEVEN MONTHS           YEAR
                                                                   ENDED             ENDED              ENDED
                                                               NOVEMBER 30,         MAY 31,          OCTOBER 31,
                                                                   2002              2002               2001
                                                              -------------      -------------      -------------
FROM OPERATIONS:
Net investment income                                         $     394,376      $     983,740      $   2,341,541
Net realized loss on investments                                 (5,535,976)           (56,176)        (3,711,862)
Net change in unrealized appreciation
  (depreciation) of investments                                  (2,046,178)         1,088,919        (14,625,074)
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  operations                                                     (7,187,778)         2,016,483        (15,995,395)
                                                              -------------      -------------      -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                          (437,464)          (500,010)          (640,003)
  Class B                                                           (10,056)           (12,662)           (11,717)
  Class C                                                           (12,042)           (18,908)           (17,123)
  Class I                                                          (676,779)        (1,072,890)        (1,827,477)
Net realized gain:
  Class A                                                                --                 --         (3,109,883)
  Class B                                                                --                 --           (100,715)
  Class C                                                                --                 --           (191,828)
  Class I                                                                --                 --         (7,782,151)
                                                              -------------      -------------      -------------
Total distributions                                              (1,136,341)        (1,604,470)       (13,680,897)
                                                              -------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 20,260,282         22,721,620         22,887,198
Shares resulting from dividend reinvestments                      1,122,894          1,587,620         13,543,706
                                                              -------------      -------------      -------------
                                                                 21,383,176         24,309,240         36,430,904
Cost of shares redeemed                                         (16,687,692)       (18,568,102)       (31,022,498)
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                      4,695,484          5,741,138          5,408,406
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets                            (3,628,635)         6,153,151        (24,267,886)
                                                              -------------      -------------      -------------
NET ASSETS:
Beginning of period                                             114,913,527        108,760,376        133,028,262
                                                              -------------      -------------      -------------
End of period                                                 $ 111,284,892      $ 114,913,527      $ 108,760,376
                                                              =============      =============      =============
Undistributed net investment income
  (Accumulated net investment loss)                           $    (163,521)     $     646,795      $   1,267,525
                                                              =============      =============      =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                          ING GROWTH AND INCOME FUND
                                                              ---------------------------------------------------
                                                                SIX MONTHS       SEVEN MONTHS           YEAR
                                                                   ENDED             ENDED              ENDED
                                                               NOVEMBER 30,         MAY 31,          OCTOBER 31,
                                                                   2002              2002               2001
                                                              -------------      -------------      -------------
FROM OPERATIONS:
Net investment income                                         $     841,012      $     601,626      $   1,487,808
Net realized loss on investments                                (42,484,166)       (12,045,458)      (100,125,143)
Net change in unrealized appreciation
  (depreciation) of investments                                  (8,193,850)        12,380,789        (59,805,328)
                                                              -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
 operations                                                     (49,837,004)           936,957       (158,442,663)
                                                              -------------      -------------      -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                          (293,150)           (92,441)           (38,499)
  Class B                                                              (233)                --                 --
  Class C                                                              (534)                --                 --
  Class I                                                        (1,719,631)        (1,306,534)        (1,289,729)
Net realized gain:
  Class A                                                                --                 --         (4,641,335)
  Class B                                                                --                 --            (42,108)
  Class C                                                                --                 --            (99,477)
  Class I                                                                --                 --        (24,257,452)
                                                              -------------      -------------      -------------
Total distributions                                              (2,013,548)        (1,398,975)       (30,368,600)
                                                              -------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 13,542,104         26,346,081         41,756,877
Shares resulting from dividend reinvestments                      1,663,313          1,396,945         30,293,843
                                                              -------------      -------------      -------------
                                                                 15,205,417         27,743,026         72,050,720
Cost of shares redeemed                                         (36,423,417)       (66,898,033)       (96,901,396)
                                                              -------------      -------------      -------------
Net decrease in net assets resulting from capital
  share transactions                                            (21,218,000)       (39,155,007)       (24,850,676)
                                                              -------------      -------------      -------------
Net decrease in net assets                                      (73,068,552)       (39,617,025)      (213,661,939)
                                                              -------------      -------------      -------------
NET ASSETS:
Beginning of period                                             322,080,733        361,697,758        575,359,697
                                                              -------------      -------------      -------------
End of period                                                 $ 249,012,181      $ 322,080,733      $ 361,697,758
                                                              =============      =============      =============
Undistributed net investment income
  (Accumulated net investment loss)                           $    (915,282)     $     289,045      $   1,086,394
                                                              =============      =============      =============

                 See Accompanying Notes to Financial Statements

ING GROWTH FUND (UNAUDITED)                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS A
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS   SEVEN MONTHS
                                                 ENDED         ENDED
                                             NOVEMBER 30,     MAY 31,                         YEAR ENDED OCTOBER 31,
                                                 2002         2002(4)      2001        2000         1999         1998        1997
                                                 ----         -------      ----        ----         ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $      11.21        11.66        22.50       22.15        16.37        16.76      14.17
 Income from investment operations:
 Net investment loss                       $     (0.02)       (0.05)       (0.07)      (0.03)       (0.06)*      (0.04)*     (0.11)*
 Net realized and unrealized gain (loss)
 on investments                            $     (1.50)       (0.40)       (8.21)       3.42         6.04         2.05        3.84
 Total from investment operations          $     (1.52)       (0.45)       (8.28)       3.39         5.98         2.01        3.73
 Less distributions from:
 Net realized gains on
 investments                               $        --           --         2.56        3.04         0.20         2.40        1.14
 Total distributions                       $        --           --         2.56        3.04         0.20         2.40        1.14
 Net asset value, end of period            $      9.69        11.21        11.66       22.50        22.15        16.37       16.76
 TOTAL RETURN(2):                          %    (13.56)       (3.86)      (40.71)      16.34        36.78        14.34       28.05

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $    66,952       82,011       85,409     122,415       57,329       12,877       8,647
 Ratios to average net assets:
 Expenses(3)                               %      1.29         1.21         1.16        1.12         1.19         1.32        1.92
 Net investment loss(3)                    %     (0.44)       (0.67)       (0.53)      (0.34)       (0.29)       (0.25)      (0.67)
 Portfolio turnover rate                   %       100          143          199         183          142          170         141


                                                                                CLASS B
                                                 ------------------------------------------------------------------
                                                  SIX MONTHS   SEVEN MONTHS                              MARCH 1,
                                                    ENDED         ENDED                                 1999(1) TO
                                                 NOVEMBER 30,    MAY 31,      YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                    2002         2002(4)        2001        2000          1999
                                                    ----         -------        ----        ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       11.28         11.79         22.71       22.40         19.84
 Income from investment operations:
 Net investment loss                        $       (0.05)        (0.10)        (0.20)      (0.03)        (0.15)*
 Net realized and unrealized gain (loss)
 on investments                             $       (1.52)        (0.41)        (8.29)       3.30          2.71
 Total from investment operations           $       (1.57)        (0.51)        (8.49)       3.27          2.56
 Less distributions from:
 Net realized gains on investments          $          --            --          2.43        2.96            --
 Total distributions                        $          --            --          2.43        2.96            --
 Net asset value, end of period             $        9.71         11.28         11.79       22.71         22.40
 TOTAL RETURN(2):                           %      (13.92)        (4.32)       (41.11)      15.46         12.90

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)           $       3,035         2,988         3,213       5,710         1,920
 Ratios to average net assets:
 Expenses(3)                                %        2.05          1.96          1.91        1.87          1.94
 Net investment loss(3)                     %       (1.19)        (1.42)        (1.28)      (1.09)        (1.04)
 Portfolio turnover rate                    %         100           143           199         183           142

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING GROWTH FUND (UNAUDITED) (CONTINUED)                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                 CLASS C
                                                ------------------------------------------------------------------------
                                                 SIX MONTHS  SEVEN MONTHS                                     JUNE 30,
                                                    ENDED       ENDED                                        1998(1) TO
                                                NOVEMBER 30,   MAY 31,         YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                                    2002       2002(4)      2001        2000        1999         1998
                                                    ----       -------      ----        ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       11.18       11.68       22.55       22.25       16.56        17.86
 Income from investment operations:
 Net investment loss                        $       (0.06)      (0.11)      (0.20)      (0.03)      (0.22)*      (0.05)*
 Net realized and unrealized gain (loss)
 on investments                             $       (1.50)      (0.39)      (8.23)       3.27        6.11        (1.25)
 Total from investment operations           $       (1.56)      (0.50)      (8.43)       3.24        5.89        (1.30)
 Less distributions from:
 Net investment income                      $          --          --          --          --          --           --
 Net realized gains on investments          $          --          --        2.44        2.94        0.20           --
 Total distributions                        $          --          --        2.44        2.94        0.20           --
 Net asset value, end of period             $        9.62       11.18       11.68       22.55       22.25        16.56
 TOTAL RETURN(2):                           %      (13.95)      (4.28)     (41.14)      15.47       35.80        (7.28)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)           $       1,532       1,893       2,268       3,857       1,446          356
 Ratios to average net assets:
 Expenses(3)                                %        2.04        1.96        1.91        1.87        1.94         1.99
 Net investment income (loss)(3)            %       (1.19)      (1.42)      (1.28)      (1.09)      (1.04)       (0.92)
 Portfolio turnover rate                    %         100         143         199         183         142          170


                                                                                      CLASS I
                                                  ---------------------------------------------------------------------------
                                                   SIX MONTHS  SEVEN MONTHS
                                                      ENDED        ENDED
                                                  NOVEMBER 30,    MAY 31,                  YEAR ENDED OCTOBER 31,
                                                      2002        2002(4)        2001        2000          1999         1998
                                                      ----        -------        ----        ----          ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         11.51         11.95        22.98       22.54         16.62        17.02
 Income from investment operations:
 Net investment income (loss)               $         (0.01)        (0.03)       (0.04)      (0.04)        (0.01)*       0.01*
 Net realized and unrealized gain (loss)
 on investments                             $         (1.54)        (0.41)       (8.39)       3.56          6.13         2.09
 Total from investment operations           $         (1.55)        (0.44)       (8.43)       3.52          6.12         2.10
 Less distributions from:
 Net investment income                      $            --            --           --          --            --           --
 Net realized gains on investments          $            --            --         2.60        3.08          0.20         2.50
 Total distributions                        $            --            --         2.60        3.08          0.20         2.50
 Net asset value, end of period             $          9.96         11.51        11.95       22.98         22.54        16.62
 TOTAL RETURN(2):                           %        (13.47)        (3.68)      (40.54)      16.65         37.09        14.78

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)           $        98,637       124,351      141,232     254,209       206,238      128,667
 Ratios to average net assets:
 Expenses(3)                                %          1.04          0.96         0.91        0.87          0.94         1.00
 Net investment income (loss)(3)            %         (0.19)        (0.42)       (0.28)      (0.09)        (0.04)        0.07
 Portfolio turnover rate                    %           100           143          199         183           142          170

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING SMALL COMPANY FUND (UNAUDITED)                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                  ------------------------------------------------------------------------------
                                                   SIX MONTHS  SEVEN MONTHS
                                                      ENDED        ENDED
                                                  NOVEMBER 30,    MAY 31,                     YEAR ENDED OCTOBER 31,
                                                      2002        2002(4)         2001          2000         1999          1998
                                                      ----        -------         ----          ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $        13.70         12.74         14.80         12.11        10.15         15.20
 Income from investment operations:
 Net investment income (loss)                $         0.00         (0.03)         0.03          0.02         0.02*         0.01*
 Net realized and unrealized gain (loss)
 on investments                              $        (2.39)         1.00         (1.30)         3.62         2.02         (0.84)
 Total from investment operations            $        (2.39)         0.97         (1.27)         3.64         2.04         (0.83)
 Less distributions from:
 Net investment income                       $           --          0.01          0.05          0.01         0.02            --
 Net realized gains on investments           $           --            --          0.74          0.94         0.06          4.22
 Total distributions                         $           --          0.01          0.79          0.95         0.08          4.22
 Net asset value, end of period              $        11.31         13.70         12.74         14.80        12.11         10.15
 TOTAL RETURN(2):                            %       (17.44)         7.64         (8.66)        31.55        20.16         (7.77)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $       95,490       101,892        69,074        61,682       16,269         9,089
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         %         1.37          1.32          1.34          1.35         1.48          1.63
 Gross expenses prior to expense
 reimbursement(3)                            %         1.37          1.32          1.34          1.35         1.50          1.74
 Net investment income (loss) after
 expense reimbursement(3)(5)                 %        (0.03)        (0.37)         0.25          0.21         0.18          0.15
 Portfolio turnover rate                     %          178           200           257           333          232           212


                                                                            CLASS B
                                                ---------------------------------------------------------------
                                                 SIX MONTHS   SEVEN MONTHS                           MARCH 1,
                                                    ENDED         ENDED                             1999(1) TO
                                                NOVEMBER 30,     MAY 31,   YEAR ENDED  OCTOBER 31,  OCTOBER 31,
                                                    2002         2002(4)      2001         2000        1999
                                                    ----         -------      ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       13.93         13.00       15.12        12.37       10.69
 Income from investment operations:
 Net investment income (loss)               $       (0.04)        (0.06)      (0.07)        0.01       (0.05)*
 Net realized and unrealized gain (loss)
 on investments                             $       (2.43)         0.99       (1.33)        3.61        1.73
 Total from investment operations           $       (2.47)         0.93       (1.40)        3.62        1.68
 Less distributions from:
 Net investment income                      $          --            --          --           --          --
 Net realized gains on investments          $          --            --        0.72         0.87          --
 Total distributions                        $          --            --        0.72         0.87          --
 Net asset value, end of period             $       11.46         13.93       13.00        15.12       12.37
 TOTAL RETURN(2):                           %      (17.73)         7.15       (9.37)       30.51       15.72

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       2,037         1,890       1,173        1,246         129
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %        2.12          2.07        2.09         2.10        2.23
 Gross expenses prior to expense
 reimbursement(3)                           %        2.12          2.07        2.09         2.10        2.25
 Net investment income (loss) after
 expense reimbursement(3)(5)                %       (0.78)        (1.11)      (0.50)       (0.54)      (0.57)
 Portfolio turnover rate                    %         178           200         257          333         232

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING SMALL COMPANY FUND (UNAUDITED) (CONTINUED)              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                  CLASS C
                                                   ------------------------------------------------------------------------
                                                    SIX MONTHS  SEVEN MONTHS                                      JUNE 30,
                                                       ENDED       ENDED                                        1998(1) TO
                                                   NOVEMBER 30,   MAY 31,         YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                                       2002       2002(4)      2001        2000        1999         1998
                                                       ----       -------      ----        ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $        13.88       12.95       15.04       12.32       10.39        12.11
 Income from investment operations:
 Net investment income (loss)                 $        (0.05)      (0.12)      (0.08)       0.02       (0.07)*      (0.02)*
 Net realized and unrealized gain (loss)
 on investments                               $        (2.42)       1.05       (1.32)       3.59        2.07        (1.70)
 Total from investment operations             $        (2.47)       0.93       (1.40)       3.61        2.00        (1.72)
 Less distributions from:
 Net investment income                        $           --          --          --          --        0.01           --
 Net realized gains on investments            $           --          --        0.69        0.89        0.06           --
 Total distributions                          $           --          --        0.69        0.89        0.07           --
 Net asset value, end of period               $        11.41       13.88       12.95       15.04       12.32        10.39
 TOTAL RETURN(2):                             %       (17.80)       7.18       (9.39)      30.54       19.33       (14.21)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $        2,378       3,369       4,040       6,736       1,893        1,118
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %         2.11        2.07        2.09        2.10        2.23         2.30
 Gross expenses prior to expense
 reimbursement(3)                             %         2.11        2.07        2.09        2.10        2.25         2.41
 Net investment income (loss) after expense
 reimbursement(3)(5)                          %        (0.77)      (1.09)      (0.50)      (0.54)      (0.57)       (0.52)
 Portfolio turnover rate                      %          178         200         257         333         232          212


                                                                                        CLASS I
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS   SEVEN MONTHS
                                                       ENDED         ENDED
                                                     NOVEMBER 30,    MAY 31,                    YEAR ENDED OCTOBER 31,
                                                        2002         2002(4)        2001          2000          1999          1998
                                                        ----         -------        ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $         14.15         13.17         15.26         12.46         10.43         15.55
 Income from investment operations:
 Net investment income (loss)                 $          0.01         (0.01)         0.07          0.06          0.05*         0.09*
 Net realized and unrealized gain (loss) on
 investments                                  $         (2.46)         1.03         (1.34)         3.72          2.08         (0.90)
 Total from investment operations             $         (2.45)         1.02         (1.27)         3.78          2.13         (0.81)
 Less distributions from:
 Net investment income                        $            --          0.04          0.08          0.04          0.04            --
 Net realized gains on investments            $            --            --          0.74          0.94          0.06          4.31
 Total distributions                          $            --          0.04          0.82          0.98          0.10          4.31
 Net asset value, end of period               $         11.70         14.15         13.17         15.26         12.46         10.43
 TOTAL RETURN(2):                             %        (11.32)         7.74         (8.41)        31.79         20.54         (7.47)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $       159,132       214,459       183,569       188,306        51,423        29,543
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %          1.11          1.07          1.09          1.10          1.23          1.32
 Gross expenses prior to expense
 reimbursement(3)                             %          1.11          1.07          1.09          1.10          1.25          1.43
 Net investment income (loss) after expense
 reimbursement(3)(5)                          %          0.22         (0.11)         0.50          0.46          0.43          0.46
 Portfolio turnover rate                      %           178           200           257           333           232           212

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING TECHNOLOGY FUND (UNAUDITED)                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                 CLASS A
                                                             ------------------------------------------------
                                                             SIX MONTHS  SEVEN MONTHS     YEAR      MARCH 1,
                                                                ENDED        ENDED        ENDED    2000(1) TO
                                                              NOV. 30,      MAY 31,     OCT. 31,    OCT. 31,
                                                                2002        2002(4)       2001        2000
                                                                ----        -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $      3.82         3.88         8.56       10.00
 Income from investment operations:
 Net investment loss                                      $     (0.02)       (0.04)       (0.05)      (0.06)
 Net realized and unrealized loss on investments          $     (0.71)       (0.02)       (4.63)      (1.38)
 Total from investment operations                         $     (0.73)       (0.06)       (4.68)      (1.44)
 Net asset value, end of period                           $      3.09         3.82         3.88        8.56
 TOTAL RETURN(2):                                         %    (19.11)       (1.55)      (54.67)     (14.40)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $     9,104       10,341        7,425       7,569
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           %      1.75         1.75         1.75        1.75
 Gross expenses prior to expense reimbursement(3)         %      3.20         2.60         2.61        2.73
 Net investment loss after expense reimbursement(3)(5)    %     (1.41)       (1.68)       (1.36)      (1.34)
 Portfolio turnover rate                                  %        21           59          175         124


                                                                                   CLASS B
                                                               ----------------------------------------------
                                                               SIX MONTHS  SEVEN MONTHS    YEAR     MARCH 1,
                                                                  ENDED        ENDED       ENDED   2000(1) TO
                                                                NOV. 30,      MAY 31,    OCT. 31,   OCT. 31,
                                                                  2002        2002(4)      2001       2000
                                                                  ----        -------      ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        3.75         3.84        8.52      10.00
 Income from investment operations:
 Net investment loss                                      $       (0.03)       (0.06)      (0.11)     (0.08)
 Net realized and unrealized loss on investments          $       (0.69)       (0.03)      (4.57)     (1.40)
 Total from investment operations                         $       (0.72)       (0.09)      (4.68)     (1.48)
 Net asset value, end of period                           $        3.03         3.75        3.84       8.52
 TOTAL RETURN(2):                                         %      (19.20)       (2.34)     (54.93)    (14.80)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $         889        1,194       1,224      2,329
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           %        2.50         2.50        2.50       2.50
 Gross expenses prior to expense reimbursement(3)         %        3.95         3.35        3.36       3.48
 Net investment loss after expense reimbursement(3)(5)    %       (1.96)       (2.42)      (2.11)     (2.09)
 Portfolio turnover rate                                  %          21           59         175        124

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

ING TECHNOLOGY FUND (UNAUDITED) (CONTINUED)                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                  CLASS C
                                                               -----------------------------------------------
                                                               SIX MONTHS  SEVEN MONTHS    YEAR       MARCH 1,
                                                                  ENDED        ENDED       ENDED    2000(1) TO
                                                                NOV. 30,      MAY 31,    OCT. 31,    OCT. 31,
                                                                  2002        2002(4)      2001        2000
                                                                  ----        -------      ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $       3.76         3.84        8.52       10.00
 Income from investment operations:
 Net investment loss                                       $      (0.03)       (0.07)      (0.17)      (0.07)
 Net realized and unrealized loss on investments           $      (0.71)       (0.01)      (4.51)      (1.41)
 Total from investment operations                          $      (0.74)       (0.08)      (4.68)      (1.48)
 Net asset value, end of period                            $       3.02         3.76        3.84        8.52
 TOTAL RETURN(2):                                          %     (19.68)       (2.08)     (54.93)     (14.80)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $        460          642         760       3,307
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)            %       2.50         2.50        2.50        2.50
 Gross expenses prior to expense reimbursement(3)          %       3.95         3.35        3.36        3.48
 Net investment loss after expense reimbursement(3)(5)     %      (2.10)       (2.42)      (2.11)      (2.09)
 Portfolio turnover rate                                   %         21           59         175         124


                                                                                    CLASS I
                                                              ---------------------------------------------------
                                                               SIX MONTHS  SEVEN MONTHS      YEAR      MARCH 1,
                                                                  ENDED        ENDED        ENDED     2000(1) TO
                                                              NOVEMBER 30,    MAY 31,    OCTOBER 31,  OCTOBER 31,
                                                                  2002        2002(4)        2001        2000
                                                                  ----        -------        ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $       3.84        3.90          8.58        10.00
 Income from investment operations:
 Net investment loss                                       $      (0.02)      (0.04)        (0.06)       (0.14)
 Net realized and unrealized loss on investments           $      (0.71)      (0.02)        (4.62)       (1.28)
 Total from investment operations                          $      (0.73)      (0.06)        (4.68)       (1.42)
 Net asset value, end of period                            $       3.11        3.84          3.90         8.58
 TOTAL RETURN(2):                                          %     (19.01)      (1.54)       (54.55)      (14.20)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $        613         775           839        1,569
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)            %       1.50        1.50          1.50         1.50
 Gross expenses prior to expense reimbursement(3)          %       2.95        2.35          2.36         2.48
 Net investment loss after expense reimbursement(3)(5)     %      (1.13)      (1.42)        (1.11)       (1.09)
 Portfolio turnover rate                                   %         21          59           175          124

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS O
                                                               ---------------------------------------
                                                                SIX MONTHS   SEVEN MONTHS   AUGUST 6,
                                                                   ENDED         ENDED     2001(1) TO
                                                               NOVEMBER 30,     MAY 31,    OCTOBER 31,
                                                                   2002         2002(4)       2001
                                                                   ----         -------       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $      3.83          3.90         4.93
 Income from investment operations:
 Net investment loss                                        $     (0.01)        (0.02)       (0.02)
 Net realized and unrealized loss on investments            $     (0.72)        (0.05)       (1.01)
 Total from investment operations                           $     (0.73)        (0.07)       (1.03)
 Net asset value, end of period                             $      3.10          3.83         3.90
 TOTAL RETURN(2):                                           %    (23.76)        (1.80)      (20.89)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $     1,348           610           30
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %      1.75          1.75         1.75
 Gross expenses prior to expense reimbursement(3)           %      3.20          2.60         2.61
 Net investment loss after expense reimbursement(3)(5)      %     (1.53)        (1.73)       (1.36)
 Portfolio turnover rate                                    %        21            59          175

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

ING VALUE OPPORTUNITY FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                    -------------------------------------------------------------------------------
                                                     SIX MONTHS    SEVEN MONTHS                                         FEBRUARY 2,
                                                        ENDED          ENDED                                            1998(6) TO
                                                    NOVEMBER 30,      MAY 31,           YEAR ENDED OCTOBER 31,          OCTOBER 31,
                                                        2002          2002(4)       2001         2000         1999         1998
                                                        ----          -------       ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $        10.32          10.23        14.50        13.20         9.97        10.00
 Income from investment operations:
 Net investment income (loss)                  $         0.00**        (0.01)       (0.01)       (0.02)          --*        0.01*
 Net realized and unrealized gain (loss)
 on investments                                $        (1.86)          0.10        (2.22)        2.18         3.25        (0.04)
 Total from investment operations              $        (1.86)          0.09        (2.23)        2.16         3.25        (0.03)
 Less distributions from:
 Net investment income                         $           --             --           --         0.01         0.02           --
 Net realized gains on investments             $           --             --         2.04         0.85           --           --
 Total distributions                           $           --             --         2.04         0.86         0.02           --
 Net asset value, end of period                $         8.46          10.32        10.23        14.50        13.20         9.97
 TOTAL RETURN(2):                              %       (18.02)          0.88       (17.26)       17.24        32.57        (0.30)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)              $       26,848         24,634       12,294        7,074        1,139          464
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %         1.33           1.35         1.35         1.35         1.35         1.35
 Gross expenses prior to expense
 reimbursement(3)                              %         1.60           1.62         1.99         1.87         2.77         3.66
 Net investment income (loss) after expense
 reimbursement(3)(5)                           %         0.12          (0.28)       (0.10)       (0.17)       (0.02)        0.12
 Portfolio turnover rate                       %          185            132          172          162          125          132


                                                                             CLASS B
                                                ---------------------------------------------------------------
                                                 SIX MONTHS   SEVEN MONTHS                            MARCH 1,
                                                    ENDED         ENDED                             1999(1) TO
                                                NOVEMBER 30,     MAY 31,    YEAR ENDED OCTOBER 31,  OCTOBER 31,
                                                    2002         2002(4)       2001         2000       1999
                                                    ----         -------       ----         ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       10.20         10.16        14.38        13.14      11.28
 Income from investment operations:
 Net investment loss                        $       (0.02)        (0.04)       (0.07)       (0.04)     (0.06)*
 Net realized and unrealized gain (loss)
 on investments                             $       (1.85)         0.08        (2.23)        2.08       1.92
 Total from investment operations           $       (1.87)         0.04        (2.30)        2.04       1.86
 Less distributions from:
 Net investment income                      $          --            --           --           --         --
 Net realized gains on investments          $          --            --         1.92         0.80         --
 Total distributions                        $          --            --         1.92         0.80         --
 Net asset value, end of period             $        8.33         10.20        10.16        14.38      13.14
 TOTAL RETURN(2):                           %      (18.33)         0.39       (17.81)       16.31      16.49

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)           $         918           587          350          149        188
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %        2.09          2.10         2.10         2.10       2.10
 Gross expenses prior to expense
 reimbursement(3)                           %        2.36          2.37         2.74         2.62       3.52
 Net investment income (loss) after
 expense reimbursement(3)(5)                %       (0.61)        (1.00)       (0.85)       (0.92)     (0.77)
 Portfolio turnover rate                    %         185           132          172          162        125

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING VALUE OPPORTUNITY FUND (UNAUDITED) (CONTINUED)          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            CLASS C
                                               -------------------------------------------------------------------
                                                SIX MONTHS  SEVEN MONTHS                                JUNE 30,
                                                   ENDED        ENDED                                  1998(1) TO
                                               NOVEMBER 30,    MAY 31,       YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                   2002        2002(4)    2001       2000        1999     1998
                                                   ----        -------    ----       ----        ----     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $        10.15        10.11     14.34      13.09       9.95     11.04
 Income from investment operations:
 Net investment income (loss)             $        (0.02)       (0.06)    (0.09)     (0.03)     (0.09)*   (0.02)*
 Net realized and unrealized gain (loss)
 on investments                           $        (1.84)        0.10     (2.20)      2.08       3.23     (1.07)
 Total from investment operations         $        (1.86)        0.04     (2.29)      2.05       3.14     (1.09)
 Less distributions from:
 Net investment income                    $           --           --        --         --         --        --
 Net realized gains on investments        $           --           --      1.94       0.80         --        --
 Total distributions                      $           --           --      1.94       0.80         --        --
 Net asset value, end of period           $         8.29        10.15     10.11      14.34      13.09      9.95
 TOTAL RETURN(2):                         %       (18.32)        0.40    (17.84)     16.39      31.56     (9.88)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)         $          478          414       388        464        315        95
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %         2.08         2.10      2.10       2.10       2.10      2.10
 Gross expenses prior to expense
 reimbursement(3)                         %         2.35         2.37      2.74       2.62       3.52      4.41
 Net investment income (loss) after
 expense reimbursement(3)(5)              %        (0.61)       (0.97)    (0.85)     (0.92)     (0.77)    (0.63)
 Portfolio turnover rate                  %          185          132       172        162        125       132


                                                                                 CLASS I
                                                   ------------------------------------------------------------------
                                                    SIX MONTHS  SEVEN MONTHS                              FEBRUARY 2,
                                                       ENDED        ENDED                                 1998(6) TO
                                                   NOVEMBER 30,    MAY 31,       YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                                       2002        2002(4)    2001       2000       1999     1998
                                                       ----        -------    ----       ----       ----     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $      10.38        10.28     14.55      13.24       9.99    10.00
 Income from investment operations:
 Net investment income (loss)                   $       0.01         0.00**   (0.05)     (0.01)      0.03*    0.03*
 Net realized and unrealized gain (loss)
 on investments                                 $      (1.87)        0.10     (2.16)      2.21       3.25    (0.04)
 Total from investment operations               $      (1.86)        0.10     (2.21)      2.20       3.28    (0.01)
 Less distributions from:
 Net investment income                          $         --           --      0.02       0.04       0.03       --
 Net realized gains on investments              $         --           --      2.04       0.85         --       --
 Total distributions                            $         --           --      2.06       0.89       0.03       --
 Net asset value, end of period                 $       8.52        10.38     10.28      14.55      13.24     9.99
 TOTAL RETURN(2):                               %     (17.92)        0.97    (17.02)     17.52      32.88    (0.10)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $      4,223        4,725       320      3,550      5,455    4,625
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                            %       1.08         1.10      1.10       1.10       1.10     1.10
 Gross expenses prior to expense
 reimbursement(3)                               %       1.35         1.37      1.74       1.62       2.52     3.41
 Net investment income (loss) after expense
 reimbursement(3)(5)                            %       0.36        (0.04)     0.15       0.08       0.23     0.37
 Portfolio turnover rate                        %        185          132       172        162        125      132

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING BALANCED FUND (UNAUDITED)                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                CLASS A
                                                -----------------------------------------------------------------------
                                                 SIX MONTHS  SEVEN MONTHS
                                                    ENDED        ENDED
                                                NOVEMBER 30,    MAY 31,                YEAR ENDED OCTOBER 31,
                                                    2002        2002(4)      2001         2000        1999         1998
                                                    ----        -------      ----         ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       11.07        11.02       14.08        13.72       12.83        14.05
 Income from investment operations:
 Net investment income                      $        0.03         0.08        0.21         0.35        0.29*        0.29*
 Net realized and unrealized gain (loss)
 on investments                             $       (0.76)        0.12       (1.83)        0.82        1.52         1.01
 Total from investment operations           $       (0.73)        0.20       (1.62)        1.17        1.81         1.30
 Less distributions from:
 Net investment income                      $        0.10         0.15        0.23         0.27        0.31         0.24
 Net realized gains on investments          $          --           --        1.21         0.54        0.61         2.28
 Total distributions                        $        0.10         0.15        1.44         0.81        0.92         2.52
 Net asset value, end of period             $       10.24        11.07       11.02        14.08       13.72        12.83
 TOTAL RETURN(2):                           %       (6.44)        1.82      (12.36)        8.81       14.48        10.44

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      52,830       45,221      33,860       35,564      27,339        7,544
 Ratios to average net assets:
 Expenses(3)                                %        1.45         1.39        1.35         1.31        1.36         1.44
 Net investment income(3)                   %        0.63         1.31        1.81         1.99        2.13         2.22
 Portfolio turnover rate                    %         135          118         180          242         127           85


                                                                                CLASS B
                                                -------------------------------------------------------------------
                                                 SIX MONTHS    SEVEN MONTHS                              MARCH 1,
                                                    ENDED          ENDED                                1999(1) TO
                                                NOVEMBER 30,      MAY 31,    YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                                    2002          2002(4)       2001        2000          1999
                                                    ----          -------       ----        ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       11.02          10.97        14.02       13.69         13.00
 Income from investment operations:
 Net investment income                      $        0.00**         0.04         0.12        0.27          0.13*
 Net realized and unrealized gain (loss)
 on investments                             $       (0.77)          0.12        (1.83)       0.80          0.65
 Total from investment operations           $       (0.77)          0.16        (1.71)       1.07          0.78
 Less distributions from:
 Net investment income                      $        0.07           0.11         0.13        0.20          0.09
 Net realized gains on investments          $          --             --         1.21        0.54            --
 Total distributions                        $        0.07           0.11         1.34        0.74          0.09
 Net asset value, end of period             $       10.18          11.02        10.97       14.02         13.69
 TOTAL RETURN(2):                           %       (6.95)          1.45       (13.10)       8.01          6.02

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       2,380          1,670        1,312       1,130           745
 Ratios to average net assets:
 Expenses(3)                                %        2.19           2.14         2.10        2.06          2.11
 Net investment income(3)                   %       (0.11)          0.56         1.06        1.24          1.38
 Portfolio turnover rate                    %         135            118          180         242           127

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING BALANCED FUND (UNAUDITED) (CONTINUED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                CLASS C
                                                ------------------------------------------------------------------------
                                                 SIX MONTHS   SEVEN MONTHS                                    JUNE 30,
                                                    ENDED         ENDED                                      1998(1) TO
                                                NOVEMBER 30,     MAY 31,        YEAR ENDED OCTOBER 31,       OCTOBER 31,
                                                    2002         2002(4)     2001        2000       1999        1998
                                                    ----         -------     ----        ----       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       10.99         10.94      13.96       13.63      12.80       13.27
 Income from investment operations:
 Net investment income                      $        0.00**        0.03       0.13        0.24       0.19*       0.07*
 Net realized and unrealized gain (loss)
 on investments                             $       (0.76)         0.13      (1.83)       0.81       1.52       (0.54)
 Total from investment operations           $       (0.76)         0.16      (1.70)       1.05       1.71       (0.47)
 Less distributions from:
 Net investment income                      $        0.07          0.11       0.11        0.18       0.27          --
 Net realized gains on investments          $          --            --       1.21        0.54       0.61          --
 Total distributions                        $        0.07          0.11       1.32        0.72       0.88          --
 Net asset value, end of period             $       10.16         10.99      10.94       13.96      13.63       12.80
 TOTAL RETURN(2):                           %       (6.88)         1.47     (13.09)       7.95      13.64       (3.54)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       2,165         2,050      1,829       2,185      1,601         216
 Ratios to average net assets:
 Expenses(3)                                %        2.19          2.14       2.10        2.06       2.11        2.11
 Net investment income(3)                   %       (0.12)         0.56       1.06        1.24       1.38        1.55
 Portfolio turnover rate                    %         135           118        180         242        127          85


                                                                                CLASS I
                                                -----------------------------------------------------------------------------
                                                 SIX MONTHS    SEVEN MONTHS
                                                    ENDED         ENDED
                                                NOVEMBER 30,     MAY 31,                   YEAR ENDED OCTOBER 31,
                                                    2002         2002(4)       2001          2000         1999          1998
                                                    ----         -------       ----          ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       11.08         11.02        14.10         13.74        12.84         14.09
 Income from investment operations:
 Net investment income                      $        0.05          0.11         0.26          0.30         0.32*         0.33*
 Net realized and unrealized gain (loss)
 on investments                             $       (0.77)         0.11        (1.85)         0.90         1.53          1.02
 Total from investment operations           $       (0.72)         0.22        (1.59)         1.20         1.85          1.35
 Less distributions from:
 Net investment income                      $        0.12          0.16         0.28          0.30         0.34          0.32
 Net realized gains on investments          $          --            --         1.21          0.54         0.61          2.28
 Total distributions                        $        0.12          0.16         1.49          0.84         0.95          2.60
 Net asset value, end of period             $       10.24         11.08        11.02         14.10        13.74         12.84
 TOTAL RETURN(2):                           %       (6.32)         2.02       (12.16)         9.04        14.79         10.81

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      53,738        65,971       71,759        94,149       98,717       111,887
 Ratios to average net assets:
 Expenses(3)                                %        1.20          1.14         1.10          1.06         1.11          1.12
 Net investment income(3)                   %        0.87          1.57         2.06          2.24         2.38          2.54
 Portfolio turnover rate                    %         135           118          180           242          127            85

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount represents less than $0.01 per share

                 See Accompanying Notes to Financial Statements

ING GROWTH AND INCOME FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                   CLASS A
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS   SEVEN MONTHS
                                                     ENDED         ENDED
                                                 NOVEMBER 30,     MAY 31,                 YEAR ENDED OCTOBER 31,
                                                     2002         2002(4)      2001         2000        1999         1998
                                                     ----         -------      ----         ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $        9.45         9.49        14.18        16.68       15.22        18.01
 Income from investment operations:
 Net investment income (loss)                $        0.02         0.01         0.02         0.04        0.05*        0.06*
 Net realized and unrealized gain (loss)
 on investments                              $       (1.49)       (0.04)       (3.96)        0.49        3.25         0.51
 Total from investment operations            $       (1.47)       (0.03)       (3.94)        0.53        3.30         0.57
 Less distributions from:
 Net investment income                       $        0.05         0.01         0.01         0.03        0.11         0.04
 Net realized gains on investments           $          --           --         0.74         3.00        1.73         3.32
 Total distributions                         $        0.05         0.01         0.75         3.03        1.84         3.36
 Net asset value, end of period              $        7.93         9.45         9.49        14.18       16.68        15.22
 TOTAL RETURN(2):                            %      (15.60)       (0.28)      (29.07)        3.50       22.67         3.42

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)            $      51,637       62,062       63,821       92,407      72,789       23,603
 Ratios to average net assets:
 Expenses(3)                                 %        1.20         1.16         1.11         1.08        1.11         1.20
 Net investment income (loss)(3)             %        0.45         0.10         0.13         0.08        0.31         0.39
 Portfolio turnover rate                     %         124          132          194          167         122          160


                                                                                CLASS B
                                                 -----------------------------------------------------------------
                                                  SIX MONTHS   SEVEN MONTHS                            MARCH 1,
                                                     ENDED         ENDED                              1999(1) TO
                                                 NOVEMBER 30,     MAY 31,     YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                                     2002         2002(4)       2001         2000        1999
                                                     ----         -------       ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $          9.37         9.44         14.11        16.66       15.41
 Income from investment operations:
 Net investment income (loss)              $         (0.01)       (0.05)        (0.07)        0.01       (0.05)*
 Net realized and unrealized gain (loss)
 on investments                            $         (1.48)       (0.02)        (3.95)        0.41        1.31
 Total from investment operations          $         (1.49)       (0.07)        (4.02)        0.42        1.26
 Less distributions from:
 Net investment income                     $            --           --            --           --        0.01
 Net realized gains on investments         $            --           --          0.65         2.97          --
 Total distributions                       $            --           --          0.65         2.97        0.01
 Net asset value, end of period            $          7.88         9.37          9.44        14.11       16.66
 TOTAL RETURN(2):                          %        (15.86)       (0.74)       (29.59)        2.72        8.17

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $           729          611           683          920         493
 Ratios to average net assets:
 Expenses(3)                               %          1.95         1.91          1.86         1.83        1.86
 Net investment income (loss)(3)           %         (0.31)       (0.65)        (0.62)       (0.67)      (0.44)
 Portfolio turnover rate                   %           124          132           194          167         122

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING GROWTH AND INCOME FUND (UNAUDITED) (CONTINUED)          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                 CLASS C
                                                ---------------------------------------------------------------------------
                                                 SIX MONTHS   SEVEN MONTHS                                       JUNE 30,
                                                    ENDED         ENDED                                         1998(1) TO
                                                NOVEMBER 30,     MAY 31,          YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                                    2002         2002(4)       2001       2000        1999         1998
                                                    ----         -------       ----       ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $        9.33         9.40         14.04      16.59       15.22        16.92
 Income from investment
 operations:
 Net investment income (loss)               $       (0.01)       (0.01)        (0.09)      0.01       (0.07)*      (0.01)*
 Net realized and unrealized gain (loss)
 on investments                             $       (1.47)       (0.06)        (3.91)      0.41        3.24        (1.69)
 Total from investment operations           $       (1.48)       (0.07)        (4.00)      0.42        3.17        (1.70)
 Less distributions from:
 Net investment income                      $          --           --            --         --        0.07           --
 Net realized gains on investments          $          --           --          0.64       2.97        1.73           --
 Total distributions                        $          --           --          0.64       2.97        1.80           --
 Net asset value, end of period             $        7.85         9.33          9.40      14.04       16.59        15.22
 TOTAL RETURN(2):                           %      (15.82)       (0.74)       (29.59)      2.72       21.68       (10.05)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)           $         881        1,327           946      2,209       1,787          569
 Ratios to average net assets:
 Expenses(3)                                %        1.95         1.91          1.86       1.83        1.86         1.86
 Net investment income (loss)(3)            %       (0.32)       (0.70)        (0.62)     (0.67)      (0.44)       (0.27)
 Portfolio turnover rate                    %         124          132           194        167         122          160


                                                                                     CLASS I
                                                  -----------------------------------------------------------------------------
                                                   SIX MONTHS     SEVEN MONTHS
                                                      ENDED          ENDED
                                                  NOVEMBER 30,      MAY 31,                   YEAR ENDED OCTOBER 31,
                                                      2002          2002(4)       2001          2000         1999          1998
                                                      ----          -------       ----          ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $        9.49           9.54        14.26         16.74        15.26         18.08
 Income from investment operations:
 Net investment income                        $        0.03           0.02         0.05          0.05         0.09*         0.12*
 Net realized and unrealized gain (loss)
 on investments                               $       (1.49)         (0.03)       (3.99)         0.52         3.26          0.51
 Total from investment operations             $       (1.46)         (0.01)       (3.94)         0.57         3.35          0.63
 Less distributions from:
 Net investment income                        $        0.07           0.04         0.04          0.05         0.14          0.13
 Net realized gains on investments            $          --             --         0.74          3.00         1.73          3.32
 Total distributions                          $        0.07           0.04         0.78          3.05         1.87          3.45
 Net asset value, end of period               $        7.96           9.49         9.54         14.26        16.74         15.26
 TOTAL RETURN(2):                             %      (15.39)         (0.10)      (28.93)         3.76        23.00          3.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)             $     195,765        258,081      296,248       479,823      558,913       614,493
 Ratios to average net assets:
 Expenses(3)                                  %        0.95           0.91         0.86          0.83         0.86          0.88
 Net investment income (loss)(3)              %        0.70           0.34         0.38          0.33         0.56          0.71
 Portfolio turnover rate                      %         124            132          194           167          122           160

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

        NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty one separate funds which comprise the ING Series Fund, Inc. The six Funds (each a "Fund"; collectively the "Funds") that are in this report are: ING Growth Fund ("Growth"), ING Small Company Fund ("Small Company"), ING Technology Fund ("Technology"), ING Value Opportunity Fund ("Value Opportunity"), ING Balanced Fund ("Balanced") and ING Growth and Income Fund ("Growth and Income").

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class I. Technology Fund also offers Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On December 13, 2000, Aetna Inc. ("Aetna"), the indirect parent company of Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Funds, and Aeltus Capital, Inc. ("ACI"), each Funds principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

--------------------------------------------------------------------------------

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities-at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends, if any, as follows:

        ANNUALLY            SEMI-ANNUALLY
        --------            -------------
     Growth               Balanced
     Small Company        Growth and Income
     Technology
     Value Opportunity

     Each Fund distributes capital gains, to the extent available, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund, will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount, of the repurchase agreements plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. OPTIONS CONTRACTS. Balanced and Growth and Income may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

--------------------------------------------------------------------------------

K. SWAP CONTRACTS. Balanced may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

L. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

M. DELAYED DELIVERY TRANSACTION. The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds' custodian sufficient to cover the purchase price.

N. MORTGAGE DOLLAR ROLL TRANSACTIONS. Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended November 30, 2002, the cost of purchases and sales of securities, excluding short-term securities, were as follows:

                        PURCHASES           SALES
                      ------------      ------------
Growth Fund           $169,366,627      $185,667,294
Small Company          462,905,132       472,766,765
Technology               4,251,230         2,176,796
Value Opportunity       57,357,832        50,933,480
Balanced               131,973,971       123,474,711
Growth and Income      323,696,487       337,071,746

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Prior to March 1, 2002, Aeltus served as investment adviser to the Funds. Effective March 1, 2002, each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. (the "Manager"),a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Growth, Value Opportunity and Growth and Income -- 0.700% for the first $250 million, 0.650% of the next $250 million, 0.625% of the next $250 million, 0.600% of the next $1.25 billion and 0.550% in excess of $2 billion; for Small Company -- 0.850% for the first $250 million, 0.800% of the next $250 million, 0.775% of the next $250 million, 0.750% of the next $1.25 billion and 0.725% in excess of $2

--------------------------------------------------------------------------------

billion; for Technology -- 1.050% for the first $500 million, 1.025% of the next $500 million and 1.000% in excess of $1 billion; for Balanced -- 0.800% for the first $500 million, 0.750% of the next $500 million, 0.700% of the next $1 billion and 0.650% in excess of $2 billion.

ING Investments, LLC, entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING Investments, LLC may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations. The subadvisory agreement provides that ING Investments, LLC will pay Aeltus a subadvisory fee at the following annual rates: For Growth, Value Opportunity and Growth and Income -- 0.315% for the first $250 million, 0.293% of the next $250 million, 0.281% of the next $250 million, 0.270% of the next $1.25 billion and 0.248% in excess of $2 billion; for Small Company -- 0.383% for the first $250 million, 0.360% of the next $250 million, 0.349% of the next $250 million, 0.338% of the next $1.25 billion and 0.326% in excess of $2 billion; for Balanced -- 0.360% for the first $500 million, 0.338% of the next $500 million, 0.315% of the next $1 billion and 0.293% in excess of $2 billion.

AIC Asset Management, LLC, ("AIC") (formerly Elijah Asset Management, LLC ("EAM")), a Delaware limited liability company, serves as subadvisor to the Technology Fund pursuant to a Subadvisory Agreement effective March 1, 2002 between the Adviser and AIC. For its services, AIC receives from the Adviser, a fee equal to 0.50% of Technology's average daily net assets.

Prior to May 1, 2002, Aeltus served as administrator to each of the Funds and received an administrative service fee at an annual rate of 0.10% of the Funds' average daily net assets. Pursuant to the Administrative Services Agreement effective May 1, 2002, ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments, LLC has entered into a Service Agreement with ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments, LLC pays ILIAC a fee of up to 0.425% of the average daily net assets associated with those shares.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc.(the "Distributor") is reimbursed or compensated (depending on the class of shares)by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                       CLASS A     CLASS B     CLASS C     CLASS I      CLASS O
                       -------     -------     -------     -------      -------
Growth                  0.25%       1.00%       1.00%        N/A          N/A
Small Company           0.25        1.00        1.00         N/A          N/A
Technology              0.25        1.00        1.00         N/A         0.25%
Value Opportunity       0.25        1.00        1.00         N/A          N/A
Balanced                0.25        1.00        1.00         N/A          N/A
Growth and Income       0.25        1.00        1.00         N/A          N/A

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the six months ended November 30, 2002, the Distributor has retained $6,761 as sales charges from proceeds of Class A Shares sold and $1,006 from the proceeds of Class C shares redeemed.

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At November 30, 2002 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                            ACCRUED
                              ACCRUED                     SHAREHOLDER
                            INVESTMENT       ACCRUED      SERVICES AND
                            MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                               FEES           FEES            FEES        TOTAL
                             --------       --------        --------    --------
Growth Fund                  $ 95,972       $ 10,968        $ 16,940    $123,880
Small Company                 174,876         16,468          22,142     213,486
Technology                      9,848            750           3,002      13,600
Value Opportunity              17,461          1,995           6,174      25,630
Balanced                       71,918          7,192          14,227      93,337
Growth and Income             141,738         16,199          11,703     169,640

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Fund (except Growth, Balanced and Growth and Income) for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each of the Funds (except Growth, Balanced and Growth and Income) whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                     CLASS A     CLASS B     CLASS C     CLASS I      CLASS O
                     -------     -------     -------     -------      -------
Growth                 N/A         N/A         N/A         N/A          N/A
Small Company         1.50%       2.25%       2.25%       1.25%         N/A
Technology            1.75        2.50        2.50        1.50         1.75%
Value Opportunity     1.35        2.10        2.10        1.10          N/A
Balanced               N/A         N/A         N/A         N/A          N/A
Growth and Income      N/A         N/A         N/A         N/A          N/A

Under the expense limitation agreements, each Fund will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

As of November 30, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

     Technology            $112,077
     Value Opportunity       49,067

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement")with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to:(1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At November 30, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                                       CLASS A SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                 783,272           779,065         3,468,148
Shares issued as reinvestment of dividends                       --                --           732,037
Shares redeemed                                          (1,188,707)         (789,798)       (2,318,382)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding              (405,435)          (10,733)        1,881,803
                                                       ============      ============      ============
ING GROWTH FUND ($)
Shares sold                                            $  7,607,364      $  9,491,517      $ 51,605,456
Shares issued as reinvestment of dividends                       --                --        12,993,621
Shares redeemed                                         (11,430,347)       (9,538,301)      (36,349,919)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $ (3,822,983)     $    (46,784)     $ 28,249,158
                                                       ============      ============      ============

                                                                        CLASS B SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                  86,800            23,466            59,106
Shares issued as reinvestment of dividends                       --                --            34,539
Shares redeemed                                             (39,114)          (31,268)          (72,440)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding                47,686            (7,802)           21,205
                                                       ============      ============      ============
ING GROWTH FUND ($)
Shares sold                                            $    831,988      $    287,255      $     97,284
Shares issued as reinvestment of dividends                       --                --           623,769
Shares redeemed                                            (372,993)         (382,545)       (1,107,212)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $    458,995      $    (95,290)     $   (386,159)
                                                       ============      ============      ============

                                                                        CLASS C SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                  24,578            11,226            55,038
Shares issued as reinvestment of dividends                       --                --            23,265
Shares redeemed                                             (34,612)          (36,077)          (55,146)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding               (10,034)          (24,851)           23,157
                                                       ============      ============      ============
ING GROWTH FUND ($)
Shares sold                                            $    235,960      $    133,853      $    956,316
Shares issued as reinvestment of dividends                       --                --           416,443
Shares redeemed                                            (327,169)         (436,953)         (800,553)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $    (91,209)     $   (303,100)     $    572,206
                                                       ============      ============      ============

--------------------------------------------------------------------------------

                                                                         CLASS I SHARES
                                                     ----------------------------------------------------
                                                        SIX MONTHS       SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                 744,625         2,282,645         2,001,871
Shares issued as reinvestment of dividends                       --                --         1,601,195
Shares redeemed                                          (1,645,596)       (3,296,282)       (2,845,165)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding              (900,971)       (1,013,637)          757,901
                                                       ============      ============      ============
ING GROWTH FUND ($)
Shares sold                                            $  7,275,622      $ 28,331,402      $ 31,425,583
Shares issued as reinvestment of dividends                       --                --        29,061,689
Shares redeemed                                         (16,070,434)      (40,649,916)      (41,984,173)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $ (8,794,812)     $(12,318,514)     $ 18,503,099
                                                       ============      ============      ============

                                                                        CLASS A SHARES
                                                     ----------------------------------------------------
                                                        SIX MONTHS       SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING SMALL COMPANY FUND
 (NUMBER OF SHARES)
Shares sold                                               3,634,153         3,605,548         2,551,500
Shares issued as reinvestment of dividends                       --             5,202           234,829
Shares redeemed                                          (2,627,869)       (1,593,001)       (1,532,427)
                                                       ------------      ------------      ------------
Net increase in shares outstanding                        1,006,284         2,017,749         1,253,902
                                                       ============      ============      ============
ING SMALL COMPANY FUND ($)
Shares sold                                            $ 41,302,351      $ 49,719,767      $ 34,266,146
Shares issued as reinvestment of dividends                       --            72,301         3,034,912
Shares redeemed                                         (29,916,430)      (21,941,263)      (20,967,971)
                                                       ------------      ------------      ------------
Net increase                                           $ 11,385,921      $ 27,850,805      $ 16,333,087
                                                       ============      ============      ============

                                                                        CLASS B SHARES
                                                     ----------------------------------------------------
                                                        SIX MONTHS       SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING SMALL COMPANY FUND
 (NUMBER OF SHARES)
Shares sold                                                  64,918            50,727            33,313
Shares issued as reinvestment of dividends                       --                --             4,728
Shares redeemed                                             (22,814)           (5,264)          (30,249)
                                                       ------------      ------------      ------------
Net increase in shares outstanding                           42,104            45,463             7,792
                                                       ============      ============      ============
ING SMALL COMPANY FUND ($)
Shares sold                                            $    786,964      $    724,624      $    465,299
Shares issued as reinvestment of dividends                       --                --            62,688
Shares redeemed                                            (257,268)          (73,194)         (409,476)
                                                       ------------      ------------      ------------
Net increase                                           $    529,696      $    651,430      $    118,511
                                                       ============      ============      ============

--------------------------------------------------------------------------------

                                                                        CLASS C SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING SMALL COMPANY FUND
 (NUMBER OF SHARES)
Shares sold                                                  28,791            19,274           120,388
Shares issued as reinvestment of dividends                       --                --            15,633
Shares redeemed                                             (63,198)          (88,381)         (272,165)
                                                       ------------      ------------      ------------
Net decrease in shares outstanding                          (34,407)          (69,107)         (136,144)
                                                       ============      ============      ============
ING SMALL COMPANY FUND ($)
Shares sold                                            $    334,337      $    272,252      $  1,653,566
Shares issued as reinvestment of dividends                       --                --           206,516
Shares redeemed                                            (769,237)       (1,266,107)       (3,707,516)
                                                       ------------      ------------      ------------
Net decrease                                           $   (434,900)     $   (993,855)     $ (1,847,434)
                                                       ============      ============      ============

                                                                        CLASS I SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING SMALL COMPANY FUND
 (NUMBER OF SHARES)
Shares sold                                               1,070,846         4,996,608         5,532,120
Shares issued as reinvestment of dividends                       --            39,621           765,303
Shares redeemed                                          (2,622,103)       (3,821,069)       (4,695,857)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding            (1,551,257)        1,215,160         1,601,566
                                                       ============      ============      ============
ING SMALL COMPANY FUND ($)
Shares sold                                            $ 12,964,903      $ 71,510,219      $ 76,763,648
Shares issued as reinvestment of dividends                       --           568,160        10,186,181
Shares redeemed                                         (31,180,425)      (54,689,434)      (63,806,722)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $(18,215,522)     $ 17,388,945      $ 23,143,107
                                                       ============      ============      ============

                                                                        CLASS A SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                                 859,843         1,775,747         1,833,369
Shares redeemed                                            (623,866)         (978,087)         (805,284)
                                                       ------------      ------------      ------------
Net increase in shares outstanding                          235,977           797,660         1,028,085
                                                       ============      ============      ============
ING TECHNOLOGY FUND ($)
Shares sold                                            $  2,402,331      $  7,833,779      $  9,447,102
Shares redeemed                                          (1,731,773)       (4,205,414)       (4,249,535)
                                                       ------------      ------------      ------------
Net increase                                           $    670,558      $  3,628,365      $  5,197,567
                                                       ============      ============      ============

--------------------------------------------------------------------------------

                                                                       CLASS B SHARES
                                                    ---------------------------------------------------
                                                        SIX MONTHS      SEVEN MONTHS        YEAR
                                                          ENDED            ENDED            ENDED
                                                    NOVEMBER 30, 2002   MAY 31, 2002   OCTOBER 31, 2001
                                                    -----------------   ------------   ----------------
ING TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                                 19,420           14,911          106,953
Shares issued as reinvestment of dividends                      --               --            1,478
Shares redeemed                                            (44,032)         (15,863)         (62,613)
                                                       -----------      -----------      -----------
Net increase (decrease) in shares outstanding              (24,612)            (952)          45,818
                                                       ===========      ===========      ===========
ING TECHNOLOGY FUND ($)
Shares sold                                            $    55,964      $    65,486      $   631,390
Shares issued as reinvestment of dividends                      --               --               --
Shares redeemed                                           (124,519)         (68,615)        (324,810)
                                                       -----------      -----------      -----------
Net increase (decrease)                                $   (68,555)     $    (3,129)     $   306,580
                                                       ===========      ===========      ===========

                                                                       CLASS C SHARES
                                                    ---------------------------------------------------
                                                        SIX MONTHS      SEVEN MONTHS        YEAR
                                                          ENDED            ENDED            ENDED
                                                    NOVEMBER 30, 2002   MAY 31, 2002   OCTOBER 31, 2001
                                                    -----------------   ------------   ----------------
ING TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                                 10,489           11,289           42,005
Shares issued as reinvestment of dividends                      --               --               --
Shares redeemed                                            (28,765)         (38,678)        (231,907)
                                                       -----------      -----------      -----------
Net decrease in shares outstanding                         (18,276)         (27,389)        (189,902)
                                                       ===========      ===========      ===========
ING TECHNOLOGY FUND ($)
Shares sold                                            $    28,469      $    52,150      $   264,134
Shares issued as reinvestment of dividends                      --               --               --
Shares redeemed                                            (76,730)        (164,215)      (1,249,109)
                                                       -----------      -----------      -----------
Net decrease                                           $   (48,261)     $  (112,065)     $  (984,975)
                                                       ===========      ===========      ===========

                                                                       CLASS I SHARES
                                                    ---------------------------------------------------
                                                        SIX MONTHS      SEVEN MONTHS        YEAR
                                                          ENDED            ENDED            ENDED
                                                    NOVEMBER 30, 2002   MAY 31, 2002   OCTOBER 31, 2001
                                                    -----------------   ------------   ----------------
ING TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                                  8,932            9,711           66,202
Shares issued as reinvestment of dividends                      --               --               --
Shares redeemed                                            (13,906)         (22,705)         (34,073)
                                                       -----------      -----------      -----------
Net increase (decrease) in shares outstanding               (4,974)         (12,994)          32,129
                                                       ===========      ===========      ===========
ING TECHNOLOGY FUND ($)
Shares sold                                            $    24,589      $    42,964      $   391,262
Shares issued as reinvestment of dividends                      --               --               --
Shares redeemed                                            (34,958)        (100,102)        (184,735)
                                                       -----------      -----------      -----------
Net increase (decrease)                                    (10,369)     $   (57,138)     $   206,527
                                                       ===========      ===========      ===========

--------------------------------------------------------------------------------

                                                                     CLASS O SHARES
                                                  ----------------------------------------------------
                                                      SIX MONTHS      SEVEN MONTHS         YEAR
                                                        ENDED            ENDED             ENDED
                                                  NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                  -----------------   ------------    ----------------
ING TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                              358,419           201,381             7,792
Shares redeemed                                          (82,719)          (49,772)               --
                                                    ------------      ------------      ------------
Net increase in shares outstanding                       275,700           151,609             7,792
                                                    ============      ============      ============
ING TECHNOLOGY FUND ($)
Shares sold                                         $  1,025,694      $    894,120      $     29,745
Shares redeemed                                         (233,118)         (212,245)               --
                                                    ------------      ------------      ------------
Net increase                                        $    792,576      $    681,875      $     29,745
                                                    ============      ============      ============

                                                                     CLASS A SHARES
                                                  ----------------------------------------------------
                                                      SIX MONTHS      SEVEN MONTHS         YEAR
                                                        ENDED            ENDED             ENDED
                                                  NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                  -----------------   ------------    ----------------
ING VALUE OPPORTUNITY FUND
 (NUMBER OF SHARES)
Shares sold                                            1,105,036         1,408,506           777,580
Shares issued as reinvestment of dividends                    --                --            87,721
Shares redeemed                                         (317,915)         (222,968)         (152,146)
                                                    ------------      ------------      ------------
Net increase in shares outstanding                       787,121         1,185,538           713,155
                                                    ============      ============      ============
ING VALUE OPPORTUNITY FUND ($)
Shares sold                                         $  9,472,985      $ 15,197,194      $  9,124,062
Shares issued as reinvestment of dividends                    --                --         1,034,226
Shares redeemed                                       (2,695,378)       (2,385,013)       (1,778,681)
                                                    ------------      ------------      ------------
Net increase                                        $  6,777,607      $ 12,812,181      $  8,379,607
                                                    ============      ============      ============

                                                                     CLASS B SHARES
                                                  ----------------------------------------------------
                                                      SIX MONTHS      SEVEN MONTHS         YEAR
                                                        ENDED            ENDED             ENDED
                                                  NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                  -----------------   ------------    ----------------
ING VALUE OPPORTUNITY FUND
 (NUMBER OF SHARES)
Shares sold                                               58,400            25,741            27,740
Shares issued as reinvestment of dividends                    --                --             1,816
Shares redeemed                                           (5,745)           (2,643)           (5,546)
                                                    ------------      ------------      ------------
Net increase in shares outstanding                        52,655            23,098            24,010
                                                    ============      ============      ============
ING VALUE OPPORTUNITY FUND ($)
Shares sold                                         $    487,132      $    269,713      $    329,376
Shares issued as reinvestment of dividends                    --                --            21,390
Shares redeemed                                          (47,846)          (28,048)          (58,732)
                                                    ------------      ------------      ------------
Net increase                                        $    439,286      $    241,665      $    292,034
                                                    ============      ============      ============

--------------------------------------------------------------------------------

                                                                        CLASS C SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING VALUE OPPORTUNITY FUND
 (NUMBER OF SHARES)
Shares sold                                                  22,148             8,702            22,928
Shares issued as reinvestment of dividends                       --                --             3,892
Shares redeemed                                              (5,233)           (6,364)          (20,790)
                                                       ------------      ------------      ------------
Net increase in shares outstanding                           16,915             2,338             6,030
                                                       ============      ============      ============
ING VALUE OPPORTUNITY FUND ($)
Shares sold                                            $    185,097      $     90,538      $    262,232
Shares issued as reinvestment of dividends                       --                --            45,614
Shares redeemed                                             (45,697)          (66,711)         (238,557)
                                                       ------------      ------------      ------------
Net increase                                           $    139,400      $     23,827      $     69,289
                                                       ============      ============      ============

                                                                       CLASS I SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING VALUE OPPORTUNITY FUND
 (NUMBER OF SHARES)
Shares sold                                                 104,269           454,301            10,264
Shares issued as reinvestment of dividends                       --                --             3,580
Shares redeemed                                             (63,645)          (30,329)         (226,784)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding                40,624           423,972          (212,940)
                                                       ============      ============      ============
ING VALUE OPPORTUNITY FUND ($)
Shares sold                                            $    890,796      $  4,887,669      $    127,450
Shares issued as reinvestment of dividends                       --                --            42,283
Shares redeemed                                            (532,631)         (321,560)       (2,758,702)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $    358,165      $  4,566,109      $ (2,588,969)
                                                       ============      ============      ============

                                                                        CLASS A SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                               1,611,904         1,504,289         1,199,586
Shares issued as reinvestment of dividends                   41,692            44,071           306,256
Shares redeemed                                            (580,091)         (537,540)         (957,599)
                                                       ------------      ------------      ------------
Net increase in shares outstanding                        1,073,505         1,010,820           548,243
                                                       ============      ============      ============
ING BALANCED FUND ($)
Shares sold                                            $ 16,163,989      $ 16,980,011      $ 14,378,886
Shares issued as reinvestment of dividends                  432,595           494,915         3,705,980
Shares redeemed                                          (5,855,217)       (6,062,334)      (11,273,827)
                                                       ------------      ------------      ------------
Net increase                                           $ 10,741,367      $ 11,412,592      $  6,811,039
                                                       ============      ============      ============

--------------------------------------------------------------------------------

                                                                     CLASS B SHARES
                                                 -----------------------------------------------------
                                                    SIX MONTHS        SEVEN MONTHS         YEAR
                                                       ENDED              ENDED            ENDED
                                                 NOVEMBER 30, 2002    MAY 31, 2002    OCTOBER 31, 2001
                                                 -----------------    ------------    ----------------
ING BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                              122,465            49,962            48,324
Shares issued as reinvestment of dividends                   911             1,099             9,266
Shares redeemed                                          (41,186)          (19,003)          (18,648)
                                                    ------------      ------------      ------------
Net increase in shares outstanding                        82,190            32,058            38,942
                                                    ============      ============      ============
ING BALANCED FUND ($)
Shares sold                                         $  1,218,603      $    557,350      $    564,010
Shares issued as reinvestment of dividends                 9,537            12,319           112,171
Shares redeemed                                         (416,715)         (213,197)         (209,197)
                                                    ------------      ------------      ------------
Net increase                                        $    811,425      $    356,472      $    466,984
                                                    ============      ============      ============

                                                                     CLASS C SHARES
                                                 -----------------------------------------------------
                                                    SIX MONTHS        SEVEN MONTHS         YEAR
                                                       ENDED              ENDED            ENDED
                                                 NOVEMBER 30, 2002    MAY 31, 2002    OCTOBER 31, 2001
                                                 -----------------    ------------    ----------------
ING BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                               52,101            28,680            50,635
Shares issued as reinvestment of dividends                 1,038             1,571            17,307
Shares redeemed                                          (26,617)          (10,759)          (57,352)
                                                    ------------      ------------      ------------
Net increase in shares outstanding                        26,522            19,492            10,590
                                                    ============      ============      ============
ING BALANCED FUND ($)
Shares sold                                         $    518,378      $    318,123      $    587,101
Shares issued as reinvestment of dividends                10,834            17,560           208,934
Shares redeemed                                         (269,021)         (119,684)         (665,571)
                                                    ------------      ------------      ------------
Net increase                                        $    260,191      $    215,999      $    130,464
                                                    ============      ============      ============

                                                                     CLASS I SHARES
                                                 -----------------------------------------------------
                                                    SIX MONTHS        SEVEN MONTHS         YEAR
                                                       ENDED              ENDED            ENDED
                                                 NOVEMBER 30, 2002    MAY 31, 2002    OCTOBER 31, 2001
                                                 -----------------    ------------    ----------------
ING BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                              230,288           432,034           623,839
Shares issued as reinvestment of dividends                64,690            94,726           787,070
Shares redeemed                                       (1,001,379)       (1,083,668)       (1,574,845)
                                                    ------------      ------------      ------------
Net decrease in shares outstanding                      (706,401)         (556,908)         (163,936)
                                                    ============      ============      ============
ING BALANCED FUND ($)
Shares sold                                         $  2,359,312      $  4,866,136      $  7,357,201
Shares issued as reinvestment of dividends               669,928         1,062,826         9,516,621
Shares redeemed                                      (10,146,739)      (12,172,887)      (18,873,903)
                                                    ------------      ------------      ------------
Net decrease                                        $ (7,117,499)     $ (6,243,925)     $ (2,000,081)
                                                    ============      ============      ============

--------------------------------------------------------------------------------

                                                                        CLASS A SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH AND INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                                 536,457         1,373,255         1,758,968
Shares issued as reinvestment of dividends                   30,228             9,225           376,509
Shares redeemed                                            (628,607)       (1,538,205)       (1,927,057)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding               (61,922)         (155,725)          208,420
                                                       ============      ============      ============
ING GROWTH AND INCOME FUND ($)
Shares sold                                            $  4,323,508      $ 13,520,360      $ 20,441,555
Shares issued as reinvestment of dividends                  233,966            91,978         4,664,948
Shares redeemed                                          (5,003,506)      (15,236,078)      (21,579,847)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $   (446,032)     $ (1,623,740)     $  3,526,656
                                                       ============      ============      ============

                                                                        CLASS B SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH AND INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                                  45,478             5,082            17,792
Shares issued as reinvestment of dividends                       27                --             3,385
Shares redeemed                                             (18,148)          (12,222)          (14,041)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding                27,357            (7,140)            7,136
                                                       ============      ============      ============
ING GROWTH AND INCOME FUND ($)
Shares sold                                            $    357,609      $     49,927      $    200,168
Shares issued as reinvestment of dividends                      229                --            42,010
Shares redeemed                                            (147,265)         (118,886)         (162,595)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $    210,573      $    (68,959)     $     79,583
                                                       ============      ============      ============

                                                                        CLASS C SHARES
                                                     ----------------------------------------------------
                                                         SIX MONTHS      SEVEN MONTHS         YEAR
                                                           ENDED            ENDED             ENDED
                                                     NOVEMBER 30, 2002   MAY 31, 2002    OCTOBER 31, 2001
                                                     -----------------   ------------    ----------------
ING GROWTH AND INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                                  23,793            75,173            27,749
Shares issued as reinvestment of dividends                       58                --             5,672
Shares redeemed                                             (53,821)          (33,599)          (90,115)
                                                       ------------      ------------      ------------
Net increase (decrease) in shares outstanding               (29,970)           41,574           (56,694)
                                                       ============      ============      ============
ING GROWTH AND INCOME FUND ($)
Shares sold                                            $    188,798      $    739,824      $    319,229
Shares issued as reinvestment of dividends                      496                --            70,102
Shares redeemed                                            (427,600)         (329,202)         (989,656)
                                                       ------------      ------------      ------------
Net increase (decrease)                                $   (238,306)     $    410,622      $   (600,325)
                                                       ============      ============      ============

--------------------------------------------------------------------------------

                                                                     CLASS I SHARES
                                                 -----------------------------------------------------
                                                     SIX MONTHS       SEVEN MONTHS         YEAR
                                                       ENDED             ENDED             ENDED
                                                 NOVEMBER 30, 2002    MAY 31, 2002    OCTOBER 31, 2001
                                                 -----------------    ------------    ----------------
ING GROWTH AND INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                            1,031,218         1,222,723         1,860,206
Shares issued as reinvestment of dividends               184,101           130,366         2,051,188
Shares redeemed                                       (3,810,473)       (5,192,229)       (6,525,134)
                                                    ------------      ------------      ------------
Net decrease in shares outstanding                    (2,595,154)       (3,839,140)       (2,613,740)
                                                    ============      ============      ============
ING GROWTH AND INCOME FUND ($)
Shares sold                                         $  8,672,189      $ 12,035,970      $ 20,797,925
Shares issued as reinvestment of dividends             1,428,622         1,304,967        25,516,783
Shares redeemed                                      (30,845,046)      (51,213,867)      (74,169,298)
                                                    ------------      ------------      ------------
Net decrease                                        $(20,744,235)     $(37,872,930)     $(27,854,590)
                                                    ============      ============      ============

NOTE 10 -- CHANGES IN THE FUNDS' YEAR-END

Effective April 30, 2002 the Funds changed their year-end to May 31 from October
31. This change was done to facilitate the administration of the Funds.

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for six months ended November 30, 2002 were as follows:

                         ORDINARY
                          INCOME
                        ----------
Balanced                $1,136,341
Growth and Income        2,013,548

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statement of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002:

                         AMOUNT         EXPIRATION DATES
                      ------------      ----------------
Growth                $110,865,935         2009 - 2010
Small Company            2,531,072            2009
Technology              12,256,882         2008 - 2010
Value Opportunity        2,030,286         2009 - 2010
Balanced                 2,846,897         2009 - 2010
Growth and Income      111,739,191         2009 - 2010

ING
Growth
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 96.40%
                     BANKS: 1.03%
     24,900          Bank of America Corp.                         $  1,744,992
                                                                   ------------
                                                                      1,744,992
                                                                   ------------
                     BEVERAGES: 3.55%
     40,700          Coca-Cola Co.                                    1,857,548
     82,900          Pepsi Bottling Group, Inc.                       2,380,888
     42,300          PepsiCo, Inc.                                    1,796,904
                                                                   ------------
                                                                      6,035,340
                                                                   ------------
                     BIOTECHNOLOGY: 2.52%
     90,732    @     Amgen, Inc.                                      4,282,550
                                                                   ------------
                                                                      4,282,550
                                                                   ------------
                     COMMERCIAL SERVICES: 2.87%
     58,500    @     Apollo Group, Inc.                               2,413,125
     54,600    @     Weight Watchers International, Inc.              2,470,650
                                                                   ------------
                                                                      4,883,775
                                                                   ------------
                     COMPUTERS: 3.40%
    137,300    @     Dell Computer Corp.                              3,922,661
     96,000          Hewlett-Packard Co.                              1,870,080
                                                                   ------------
                                                                      5,792,741
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 2.30%
     46,500          Procter & Gamble Co.                             3,906,000
                                                                   ------------
                                                                      3,906,000
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 7.95%
     18,900          Bear Stearns Cos., Inc.                          1,209,600
     39,800          Fannie Mae                                       2,509,390
     35,200          Freddie Mac                                      2,028,928
     33,500          Goldman Sachs Group, Inc.                        2,642,145
     62,500          MBNA Corp.                                       1,333,750
     87,400          Merrill Lynch & Co., Inc.                        3,801,900
                                                                   ------------
                                                                     13,525,713
                                                                   ------------
                     ELECTRICAL EQUIPMENT: 0.50%
     53,300    @     American Power Conversion                          858,130
                                                                   ------------
                                                                        858,130
                                                                   ------------
                     ELECTRONICS: 0.82%
     29,800          Parker Hannifin Corp.                            1,391,362
                                                                   ------------
                                                                      1,391,362
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 6.42%
     20,800          CR Bard, Inc.                                    1,154,400
     43,000    @     Guidant Corp.                                    1,286,990
     16,800    @     Henry Schein, Inc.                                 715,008
    115,500          Johnson & Johnson                                6,585,810
     25,200    @     Varian Medical Systems, Inc.                     1,176,588
                                                                   ------------
                                                                     10,918,796
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.05%
     68,900    @     WellChoice, Inc.                                 1,781,065
                                                                   ------------
                                                                      1,781,065
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 1.35%
     52,500          Clorox Co.                                       2,301,600
                                                                   ------------
                                                                      2,301,600
                                                                   ------------
                     INSURANCE: 0.89%
     56,600          Metlife, Inc.                                    1,519,144
                                                                   ------------
                                                                      1,519,144
                                                                   ------------
                     INTERNET: 2.59%
     21,000    @     Expedia, Inc.                                    1,611,750
    153,300    @     Yahoo, Inc.                                      2,800,791
                                                                   ------------
                                                                      4,412,541
                                                                   ------------
                     LODGING: 1.17%
     49,900          Harrah's Entertainment, Inc.                     1,996,000
                                                                   ------------
                                                                      1,996,000
                                                                   ------------
                     MEDIA: 5.56%
     73,900    @     Clear Channel Communications, Inc.               3,211,694
     63,000    @     Fox Entertainment Group, Inc.                    1,679,580
     97,300    @     Viacom, Inc.                                     4,574,073
                                                                   ------------
                                                                      9,465,347
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 7.63%
     18,500          3M Co.                                           2,402,225
    255,000          General Electric Co.                             6,910,500
     12,100          ITT Industries, Inc.                               729,388
     62,300    @     SPX Corp.                                        2,940,560
                                                                   ------------
                                                                     12,982,673
                                                                   ------------
                     OIL & GAS: 0.98%
     88,400          Ocean Energy, Inc.                               1,665,456
                                                                   ------------
                                                                      1,665,456
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.70%
     24,200          Ball Corp.                                       1,197,416
                                                                   ------------
                                                                      1,197,416
                                                                   ------------
                     PHARMACEUTICALS: 14.15%
     27,200          AmerisourceBergen Corp.                          1,578,144
     40,400          Forest Laboratories, Inc.                        4,336,132
     47,300    @     Merck & Co., Inc.                                2,810,093
    255,550          Pfizer, Inc.                                     8,060,047
     88,800          Pharmacia Corp.                                  3,756,240
     15,600   @@     Teva Pharmaceutical Industries ADR               1,233,336
     76,600    @     Watson Pharmaceuticals, Inc.                     2,297,234
                                                                   ------------
                                                                     24,071,226
                                                                   ------------
                     RETAIL: 6.29%
      4,700          Blockbuster, Inc.                                  102,272
    161,500          Home Depot, Inc.                                 4,266,830
     26,700    @     Kohl's Corp.                                     1,828,950
     64,400    @     Petsmart, Inc.                                   1,188,180
     61,200          Wal-Mart Stores, Inc.                            3,314,592
                                                                   ------------
                                                                     10,700,824
                                                                   ------------
                     SEMICONDUCTORS: 7.51%
    111,700    @     Applied Materials, Inc.                          1,904,485
    269,800          Intel Corp.                                      5,633,424
     39,500    @     Kla-Tencor Corp.                                 1,744,715
     59,000          Linear Technology Corp.                          1,960,570
     62,600    @     Xilinx, Inc.                                     1,542,464
                                                                   ------------
                                                                     12,785,658
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     SOFTWARE: 12.26%
     24,000    @     Electronic Arts, Inc.                         $  1,628,640
     73,600          First Data Corp.                                 2,549,504
     29,900    @     Intuit, Inc.                                     1,612,806
    179,200    @     Microsoft Corp.                                 10,361,344
    246,100    @     Oracle Corp.                                     2,990,115
     87,400    @     Peoplesoft, Inc.                                 1,716,536
                                                                   ------------
                                                                     20,858,945
                                                                   ------------
                     TELECOMMUNICATIONS: 2.91%
    331,700    @     Cisco Systems, Inc.                              4,948,965
                                                                   ------------
                                                                      4,948,965
                                                                   ------------
                     Total Common Stocks (Cost $158,826,681)        164,026,259
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 3.07%
                     REPURCHASE AGREEMENT: 3.07%
$ 5,227,000          State Street Repurchase Agreement, 1.310%,
                       due 12/02/02, $5,227,571 to be received
                       upon repurchase (Collateralized by FFCB,
                       4.450%, Market Value $5,332,367, due
                       05/16/03)                                   $  5,227,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $5,227,000)                              5,227,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $164,053,681)*               99.47%   $169,253,259
                     OTHER ASSETS AND LIABILITIES-NET      0.53%        903,568
                                                         ------    ------------
                     NET ASSETS                          100.00%   $170,156,827
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 10,907,700
                     Gross Unrealized Depreciation                   (5,708,122)
                                                                   ------------
                     Net Unrealized Appreciation                   $  5,199,578
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Small
Company
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 95.39%
                     AEROSPACE/DEFENSE: 1.70%
     25,225          Curtiss-Wright Corp.                          $  1,551,338
     59,750          Engineered Support Systems, Inc.                 2,213,140
     21,400    @     Moog, Inc.                                         626,806
                                                                   ------------
                                                                      4,391,284
                                                                   ------------
                     AIRLINES: 0.50%
    121,325    @     ExpressJet Holdings, Inc.                        1,304,244
                                                                   ------------
                                                                      1,304,244
                                                                   ------------
                     APPAREL: 1.17%
    110,975    @     Quiksilver, Inc.                                 3,040,715
                                                                   ------------
                                                                      3,040,715
                                                                   ------------
                     BANKS: 4.09%
     63,500          Chittenden Corp.                                 1,666,240
     70,375          FNB Corp.                                        1,982,534
     61,750    @     Local Financial Corp.                              907,725
     46,525          Provident Bankshares Corp.                       1,036,112
     53,525   @@     R&G Financial Corp.                              1,223,046
    103,500          South Financial Group, Inc.                      2,196,270
     46,175          Texas Regional Bancshares, Inc.                  1,579,185
                                                                   ------------
                                                                     10,591,112
                                                                   ------------
                     BIOTECHNOLOGY: 0.65%
     96,300    @     Integra LifeSciences Holdings Corp.              1,691,028
                                                                   ------------
                                                                      1,691,028
                                                                   ------------
                     CHEMICALS: 1.96%
     59,700    @     Cabot Microelectronics Corp.                     3,602,895
    208,275          Crompton Corp.                                   1,470,422
                                                                   ------------
                                                                      5,073,317
                                                                   ------------
                     COMMERCIAL SERVICES: 2.71%
     84,075    @     Corporate Executive Board Co.                    2,774,475
     36,600    @     Kroll, Inc.                                        686,250
     96,450    @     PRG-Schultz International, Inc.                    924,956
     62,137    @     Right Management Consultants, Inc.                 761,178
     31,000          Strayer Education, Inc.                          1,860,620
                                                                   ------------
                                                                      7,007,479
                                                                   ------------
                     COMPUTERS: 6.71%
     59,900    @     Anteon International Corp.                       1,398,665
     68,300    @     CACI International, Inc.                         2,602,230
     16,900    @     Cognizant Technology Solutions Corp.             1,206,491
     56,400    @     Fidelity National Information Solutions, Inc.    1,125,744
     38,875    @     Hutchinson Technology, Inc.                      1,055,456
     45,250    @     Imation Corp.                                    1,862,490
     84,075    @     Intergraph Corp.                                 1,521,758
     85,375    @     Maxtor Corp.                                       462,733
     72,550    @     Mentor Graphics Corp.                              875,026
     80,300    @     Neoware Systems, Inc.                            1,618,848
     59,200    @     Sandisk Corp.                                    1,642,800
     51,600          Talx Corp.                                         504,648
    175,000    @     Western Digital Corp.                            1,478,750
                                                                   ------------
                                                                     17,355,639
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 0.36%
     12,800    @     Scansource, Inc.                                   934,400
                                                                   ------------
                                                                        934,400
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 0.36%
     28,350    @     Gabelli Asset Management, Inc.                     935,550
                                                                   ------------
                                                                        935,550
                                                                   ------------
                     ELECTRIC: 1.50%
     93,050          PNM Resources, Inc.                              2,195,980
     50,750          UIL Holdings Corp.                               1,697,080
                                                                   ------------
                                                                      3,893,060
                                                                   ------------
                     ELECTRICAL EQUIPMENT: 1.24%
     86,725          Ametek, Inc.                                     3,223,568
                                                                   ------------
                                                                      3,223,568
                                                                   ------------
                     ELECTRONICS: 3.99%
     65,725    @     Benchmark Electronics, Inc.                      2,044,705
     99,975    @     Invision Technologies, Inc.                      2,892,277
     66,950    @     Itron, Inc.                                      1,693,835
     74,700    @     OSI Systems, Inc.                                1,286,334
     18,300    @     Paxar Corp.                                        258,579
    169,025    @     Sonic Solutions, Inc.                            1,125,707
     59,225          Technitrol, Inc.                                 1,022,816
                                                                   ------------
                                                                     10,324,253
                                                                   ------------
                     ENGINEERING & CONSTRUCTION: 1.02%
     49,375    @     EMCOR Group, Inc.                                2,631,688
                                                                   ------------
                                                                      2,631,688
                                                                   ------------
                     ENTERTAINMENT: 2.34%
    168,125    @     Alliance Gaming Corp.                            2,908,563
    105,150    @     Argosy Gaming Co.                                2,057,786
     51,225    @     Macrovision Corp.                                  955,346
     18,400    @     Scientific Games Corp.                             128,782
                                                                   ------------
                                                                      6,050,477
                                                                   ------------
                     ENVIRONMENTAL CONTROL: 1.08%
     84,125    @     Stericycle, Inc.                                 2,802,961
                                                                   ------------
                                                                      2,802,961
                                                                   ------------
                     FOOD: 1.41%
     45,875          JM Smucker Co.                                   1,795,089
     75,700          Sensient Technologies Corp.                      1,859,949
                                                                   ------------
                                                                      3,655,038
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 0.31%
     62,600          Glatfelter                                         815,052
                                                                   ------------
                                                                        815,052
                                                                   ------------
                     GAS: 1.88%
     92,450          AGL Resources, Inc.                              2,228,970
     71,900          UGI Corp.                                        2,645,920
                                                                   ------------
                                                                      4,874,890
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Small
Company
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     HEALTHCARE-PRODUCTS: 3.61%
     67,800    @     Advanced Neuromodulation Systems, Inc.        $  2,050,272
     94,850    @     Biosite, Inc.                                    2,705,122
    100,875    @     CTI Molecular Imaging, Inc.                      2,622,750
     50,700    @     Merit Medical Systems, Inc.                        962,286
     34,650    @     Respironics, Inc.                                1,006,929
                                                                   ------------
                                                                      9,347,359
                                                                   ------------
                     HEALTHCARE-SERVICES: 3.40%
     75,900    @     Amsurg Corp.                                     1,936,968
     42,675    @     Mid Atlantic Medical Services                    1,322,925
    136,175    @     Option Care, Inc.                                  811,603
     68,300    @     Pediatrix Medical Group, Inc.                    2,774,346
    136,575    @     Select Medical Corp.                             1,968,046
                                                                   ------------
                                                                      8,813,888
                                                                   ------------
                     HOME BUILDERS: 0.63%
     25,600    @     Beazer Homes USA, Inc.                           1,632,512
                                                                   ------------
                                                                      1,632,512
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.62%
     76,150          Harland (John H.) Co.                            1,604,481
                                                                   ------------
                                                                      1,604,481
                                                                   ------------
                     INSURANCE: 2.43%
     52,700          Delphi Financial Group                           2,015,775
     34,200          Hilb Rogal & Hamilton Co.                        1,296,180
     58,400          Landamerica Financial Group, Inc.                2,096,560
     34,200   @@ @   Platinum Underwriters Holdings Ltd.                878,940
                                                                   ------------
                                                                      6,287,455
                                                                   ------------
                     INTERNET: 2.32%
    110,975    @     Ariba, Inc.                                        462,766
     42,300   @@ @   AsiaInfo Holdings, Inc.                            337,131
     38,425    @     Internet Security Systems                          961,816
     43,325    @     J2 Global Communications, Inc.                     960,039
    150,000    @     Netbank, Inc.                                    1,468,500
     67,625    @     Websense, Inc.                                   1,808,969
                                                                   ------------
                                                                      5,999,221
                                                                   ------------
                     INVESTMENT COMPANIES: 1.34%
    166,775          American Capital Strategies Ltd.                 3,460,581
                                                                   ------------
                                                                      3,460,581
                                                                   ------------
                     LODGING: 1.16%
    210,300    @     Boyd Gaming Corp.                                2,996,775
                                                                   ------------
                                                                      2,996,775
                                                                   ------------
                     MEDIA: 0.49%
     92,075    @     Sinclair Broadcast Group, Inc.                   1,277,080
                                                                   ------------
                                                                      1,277,080
                                                                   ------------
                     METAL FABRICATE/HARDWARE: 1.91%
    138,875          Precision Castparts Corp.                        3,413,548
     50,450          Quanex Corp.                                     1,543,770
                                                                   ------------
                                                                      4,957,318
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 2.64%
     76,700          AO Smith Corp.                                   2,044,055
    115,700          Carlisle Cos., Inc.                              4,805,021
                                                                   ------------
                                                                      6,849,076
                                                                   ------------
                     OIL & GAS: 1.61%
    166,000          Chesapeake Energy Corp.                          1,150,380
    100,750          Patina Oil & Gas Corp.                           3,030,560
                                                                   ------------
                                                                      4,180,940
                                                                   ------------
                     OIL & GAS SERVICES: 1.42%
     71,900    @     CAL Dive International, Inc.                     1,661,609
     84,075    @     Oceaneering International, Inc.                  2,017,800
                                                                   ------------
                                                                      3,679,409
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.51%
     53,125    @     Silgan Holdings, Inc.                            1,312,241
                                                                   ------------
                                                                      1,312,241
                                                                   ------------
                     PHARMACEUTICALS: 6.41%
    277,425    @     Alkermes, Inc.                                   2,471,857
    142,600    @     Amylin Pharmaceuticals, Inc.                     2,459,850
    192,075    @     Cell Therapeutics, Inc.                          1,843,920
    126,775    @     Endo Pharmaceuticals Holdings, Inc.              1,082,659
    128,050    @     NBTY, Inc.                                       2,338,193
     67,625    @     Neurocrine Biosciences, Inc.                     3,116,160
    111,000    @     NPS Pharmaceuticals, Inc.                        3,281,160
                                                                   ------------
                                                                     16,593,799
                                                                   ------------
                     REITS: 8.24%
     67,250          Alexandria Real Estate Equities, Inc.            2,743,128
     75,325          CBL & Associates Properties, Inc.                2,960,273
     49,375          Centerpoint Properties Corp.                     2,823,263
     86,400          Chelsea Property Group, Inc.                     2,958,336
     72,400          Equity One, Inc.                                   970,160
     67,700    @     Newcastle Investment Corp.                         944,415
    125,100          Reckson Associates Realty Corp.                  2,545,785
    111,100          SL Green Realty Corp.                            3,524,092
     73,900          Washington Real Estate Investment Trust          1,866,714
                                                                   ------------
                                                                     21,336,166
                                                                   ------------
                     RETAIL: 7.25%
     46,950    @     Blue Rhino Corp.                                   910,830
    133,300          Claire's Stores, Inc.                            3,460,468
     84,600    @     J Jill Group, Inc.                               1,966,950
    124,950          Nu Skin Enterprises, Inc.                        1,443,173
    113,975    @     Panera Bread Co.                                 4,218,215
     20,200          Regis Corp.                                        525,402
     89,625    @     Select Comfort Corp.                               887,288
     79,900    @     Tuesday Morning Corp.                            1,598,799
    113,825    @     United Auto Group, Inc.                          1,537,776
     84,600    @     Urban Outfitters, Inc.                           2,234,286
                                                                   ------------
                                                                     18,783,187
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Small
Company
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     SAVINGS & LOANS: 2.73%
    100,875          BankAtlantic BanCorp., Inc.                   $    945,199
     92,225          Commercial Federal Corp.                         2,070,451
     21,575          Firstfed America BanCorp.                          541,533
     41,600    @     FirstFed Financial Corp.                         1,133,600
     67,175          Flagstar BanCorp., Inc.                          1,225,944
     62,975          Waypoint Financial Corp.                         1,162,519
                                                                   ------------
                                                                      7,079,246
                                                                   ------------
                     SEMICONDUCTORS: 1.61%
     76,075    @     Silicon Laboratories, Inc.                       2,228,998
     56,350    @     Standard Microsystems Corp.                      1,253,788
    210,025    @     Vitesse Semiconductor Corp.                        697,493
                                                                   ------------
                                                                      4,180,279
                                                                   ------------
                     SOFTWARE: 4.25%
     63,325    @     Hyperion Solutions Corp.                         1,764,868
     63,175          Inter-Tel, Inc.                                  1,586,324
     83,300    @     MRO Software, Inc.                                 982,940
    110,975    @     Parametric Technology Corp.                        344,023
     92,950    @     Pinnacle Systems, Inc.                           1,313,384
    167,775    @     Take-Two Interactive Software                    5,021,506
                                                                   ------------
                                                                     11,013,045
                                                                   ------------
                     TELECOMMUNICATIONS: 3.89%
     76,000    @     Anixter International, Inc.                      1,858,960
    405,700    @     Arris Group, Inc.                                1,350,981
     38,075    @     Commonwealth Telephone Enterprises, Inc.         1,460,557
     84,900    @     Computer Network Technology Corp.                  789,570
     68,300    @     Nextel Partners, Inc.                              450,780
     88,750    @     Plantronics, Inc.                                1,593,950
    253,550    @     Tekelec                                          2,583,672
                                                                   ------------
                                                                     10,088,470
                                                                   ------------
                     TOYS/GAMES/HOBBIES: 1.14%
    133,300          Action Performance Cos., Inc.                    2,952,590
                                                                   ------------
                                                                      2,952,590
                                                                   ------------
                     TRANSPORTATION: 0.80%
     75,700    @     JB Hunt Transport Services, Inc.                 2,082,500
                                                                   ------------
                                                                      2,082,500
                                                                   ------------
                     Total Common Stocks (Cost $236,308,492)        247,103,373
                                                                   ------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 5.20%
                     REPURCHASE AGREEMENT: 5.20%
$13,469,000          State Street Bank Repurchase Agreement,
                       1.310%, due 12/02/02, $13,470,470 to be
                       received upon repurchase (Collateralized
                       by FNMA, 4.750%, Market Value $13,743,076,
                       due 03/15/03)                               $ 13,469,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $13,469,000)                            13,469,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $249,777,492)*              100.59%   $260,572,373
                     OTHER ASSETS AND LIABILITIES-NET     -0.59%     (1,535,221)
                                                         ------    ------------
                     NET ASSETS                          100.00%   $259,037,152
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 17,524,561
                     Gross Unrealized Depreciation                   (6,729,680)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 10,794,881
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Technology
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 96.88%
                     COMPUTERS: 16.49%
      5,600    @     Affiliated Computer Services, Inc.            $    280,000
        200    @     Anteon International Corp.                           4,670
     25,700    @     Cadence Design Systems, Inc.                       370,594
     10,200    @     Computer Sciences Corp.                            355,878
     22,200    @     Dell Computer Corp.                                634,254
     20,600          Hewlett-Packard Co.                                401,288
                                                                   ------------
                                                                      2,046,684
                                                                   ------------
                     ELECTRONICS: 5.87%
     52,700   @@ @   Flextronics International Ltd.                     580,227
     10,550    @     Vishay Intertechnology, Inc.                       149,072
                                                                   ------------
                                                                        729,299
                                                                   ------------
                     INTERNET: 5.82%
      5,100    @     eBay, Inc.                                         351,645
     20,300    @     Network Associates, Inc.                           370,475
                                                                   ------------
                                                                        722,120
                                                                   ------------
                     RETAIL: 6.45%
     13,550    @     Best Buy Co, Inc.                                  375,064
      8,350    @     CDW Computer Centers, Inc.                         425,600
                                                                   ------------
                                                                        800,664
                                                                   ------------
                     SEMICONDUCTORS: 38.33%
     22,650    @     Altera Corp.                                       329,105
     21,500    @     Applied Materials, Inc.                            366,575
     22,400   @@ @   ASML Holding NV                                    249,872
     18,700    @     Integrated Device Technology, Inc.                 201,025
     26,100          Intel Corp.                                        544,968
      5,900    @     Kla-Tencor Corp.                                   260,603
     25,500    @     Lam Research Corp.                                 414,120
     27,500    @     LSI Logic Corp.                                    227,975
     21,050    @     Micron Technology, Inc.                            332,801
      8,750    @     Novellus Systems, Inc.                             317,538
     58,560   @@ @   Taiwan Semiconductor Manufacturing Co. Ltd. ADR    538,752
     15,500    @     Teradyne, Inc.                                     254,045
     14,650          Texas Instruments, Inc.                            294,612
     17,300    @     Xilinx, Inc.                                       426,272
                                                                   ------------
                                                                      4,758,263
                                                                   ------------
                     SOFTWARE: 14.98%
     18,900    @     BMC Software, Inc.                                 338,310
      9,500    @     Intuit, Inc.                                       512,430
     12,050    @     Microsoft Corp.                                    696,731
     25,750    @     Oracle Corp.                                       312,860
                                                                   ------------
                                                                      1,860,331
                                                                   ------------
                     TELECOMMUNICATIONS: 8.94%
     28,800    @     Cisco Systems, Inc.                                429,696
     16,000   @@ @   Nokia OYJ ADR                                      307,360
      9,050    @     Qualcomm, Inc.                                     373,041
                                                                   ------------
                                                                      1,110,097
                                                                   ------------
                     Total Common Stocks (Cost $12,537,595)          12,027,458
                                                                   ------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 3.11%
                     REPURCHASE AGREEMENT: 3.11%
$   386,000          State Street Bank Repurchase Agreement,
                       1.150%, due 12/2/02, $386,037 to be
                       received upon repurchase,
                       (Collateralized by USTB, 12.000%,
                       Market Value $394,538, due 08/15/13)        $    386,000
                                                                   ------------
                     Total Short-Term Investment (Cost $386,000)        386,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $12,923,595)*                99.99%   $ 12,413,458
                     OTHER ASSETS AND LIABILITIES-NET      0.01%            797
                                                         ------    ------------
                     NET ASSETS                          100.00%   $ 12,414,255
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  1,119,677
                     Gross Unrealized Depreciation                   (1,629,814)
                                                                   ------------
                     Net Unrealized Depreciation                   $   (510,137)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Value
Opportunity
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 95.80%
                     AEROSPACE/DEFENSE: 2.36%
      7,400          Lockheed Martin Corp.                         $    386,280
      6,100          United Technologies Corp.                          381,067
                                                                   ------------
                                                                        767,347
                                                                   ------------
                     APPAREL: 0.29%
      2,500          VF Corp.                                            94,650
                                                                   ------------
                                                                         94,650
                                                                   ------------
                     BANKS: 6.58%
     12,500          Bank of America Corp.                              876,000
     17,700          Wachovia Corp.                                     622,155
     13,800          Wells Fargo & Co.                                  637,698
                                                                   ------------
                                                                      2,135,853
                                                                   ------------
                     BEVERAGES: 2.89%
     19,100          Anheuser-Busch Cos., Inc.                          938,192
                                                                   ------------
                                                                        938,192
                                                                   ------------
                     BUILDING MATERIALS: 0.64%
      2,800    @     American Standard Cos., Inc.                       208,544
                                                                   ------------
                                                                        208,544
                                                                   ------------
                     COMPUTERS: 4.84%
     31,800    @     Dell Computer Corp.                                908,526
      6,800          International Business Machines Corp.              592,280
     16,700    @     Sun Microsystems, Inc.                              71,660
                                                                   ------------
                                                                      1,572,466
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 3.29%
     12,700          Procter & Gamble Co.                             1,066,800
                                                                   ------------
                                                                      1,066,800
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 7.92%
      7,300          Bear Stearns Cos., Inc.                            467,200
      8,200          Capital One Financial Corp.                        277,160
     15,700          Citigroup, Inc.                                    610,416
     15,900          Fannie Mae                                       1,002,495
      2,200          SLM Corp.                                          215,006
                                                                   ------------
                                                                      2,572,277
                                                                   ------------
                     ELECTRIC: 1.26%
     15,600          Southern Co.                                       408,096
                                                                   ------------
                                                                        408,096
                                                                   ------------
                     ELECTRONICS: 0.93%
     28,900    @     Sanmina-SCI Corp.                                  138,720
     35,200    @     Solectron Corp.                                    162,624
                                                                   ------------
                                                                        301,344
                                                                   ------------
                     FOOD: 1.00%
      3,000          Hershey Foods Corp.                                193,170
      3,900          Kellogg Co.                                        130,143
                                                                   ------------
                                                                        323,313
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 9.03%
     27,800          Becton Dickinson & Co.                             824,826
     13,900          CR Bard, Inc.                                      771,450
     23,400          Johnson & Johnson                                1,334,268
                                                                   ------------
                                                                      2,930,544
                                                                   ------------
                     HEALTHCARE-SERVICES: 0.44%
     13,700    @     Humana, Inc.                                       142,617
                                                                   ------------
                                                                        142,617
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 3.09%
     24,200    @     American Greetings                                 393,734
     12,500          Fortune Brands, Inc.                               609,625
                                                                   ------------
                                                                      1,003,359
                                                                   ------------
                     INSURANCE: 4.15%
     11,400          AMBAC Financial Group, Inc.                        712,614
      1,400          MGIC Investment Corp.                               65,338
     11,500          Torchmark Corp.                                    427,110
      8,300          UnumProvident Corp.                                141,515
                                                                   ------------
                                                                      1,346,577
                                                                   ------------
                     LEISURE TIME: 0.24%
      3,600    @     Sabre Holdings Corp.                                78,336
                                                                   ------------
                                                                         78,336
                                                                   ------------
                     MEDIA: 4.76%
     28,100    @     AOL Time Warner, Inc.                              459,997
      8,767    @     Comcast Corp.                                      205,495
     18,700    @     Viacom, Inc.                                       879,087
                                                                   ------------
                                                                      1,544,579
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 5.45%
     22,700          Cooper Industries Ltd.                             863,054
      7,700          Crane Co.                                          158,389
     18,900          General Electric Co.                               512,190
      3,900          ITT Industries, Inc.                               235,092
                                                                   ------------
                                                                      1,768,725
                                                                   ------------
                     OIL & GAS: 2.73%
      6,900          Amerada Hess Corp.                                 386,400
      9,800          Exxon Mobil Corp.                                  341,040
      5,700          Occidental Petroleum Corp.                         158,745
                                                                   ------------
                                                                        886,185
                                                                   ------------
                     OIL & GAS SERVICES: 0.78%
     12,100          Halliburton Co.                                    254,100
                                                                   ------------
                                                                        254,100
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.40%
      6,300    @     Pactiv Corp.                                       130,410
                                                                   ------------
                                                                        130,410
                                                                   ------------
                     PHARMACEUTICALS: 5.79%
     15,600          Abbott Laboratories                                682,968
     11,500          Bristol-Myers Squibb Co.                           304,750
      3,900    @     King Pharmaceuticals, Inc.                          74,022
     23,900          Pfizer, Inc.                                       753,806
      2,100    @     Watson Pharmaceuticals, Inc.                        62,979
                                                                   ------------
                                                                      1,878,525
                                                                   ------------
                     RETAIL: 5.61%
     13,900          Home Depot, Inc.                                   367,238
     19,500          Wal-Mart Stores, Inc.                            1,056,120
     16,700    @     Yum! Brands, Inc.                                  399,297
                                                                   ------------
                                                                      1,822,655
                                                                   ------------
                     SAVINGS & LOANS: 1.85%
     16,700          Washington Mutual, Inc.                            600,866
                                                                   ------------
                                                                        600,866
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Value
Opportunity
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     SEMICONDUCTORS: 4.52%
     16,200    @     Altera Corp.                                  $    235,386
     20,900    @     Broadcom Corp.                                     408,595
     28,300          Intel Corp.                                        590,904
      9,400    @     Xilinx, Inc.                                       231,616
                                                                   ------------
                                                                      1,466,501
                                                                   ------------
                     SOFTWARE: 7.72%
     26,100    @     Compuware Corp.                                    142,506
     11,400          First Data Corp.                                   394,896
     11,400    @     Fiserv, Inc.                                       386,688
     25,000    @     Microsoft Corp.                                  1,445,500
     38,400    @     Novell, Inc.                                       137,088
                                                                   ------------
                                                                      2,506,678
                                                                   ------------
                     TELECOMMUNICATIONS: 7.24%
      9,000          AT&T Corp.                                         252,360
     19,700    @     Cisco Systems, Inc.                                293,924
     27,600          Motorola, Inc.                                     314,088
      7,300    @     Qualcomm, Inc.                                     300,906
     47,300          Qwest Communications International                 228,932
     40,500    @     Sprint Corp.-PCS Group                             233,280
     17,400          Verizon Communications, Inc.                       728,712
                                                                   ------------
                                                                      2,352,202
                                                                   ------------
                     Total Common Stocks (Cost $30,096,753)          31,101,741
                                                                   ------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 3.17%
                     Repurchase Agreement: 3.17%
$ 1,030,000          State Street Bank Repurchase Agreement,
                       1.310% due 12/02/02, $1,030,112 to be
                       received upon repurchase (Collateralized
                       by FHLB, 2.060%, Market Value $1,051,862,
                       due 11/21/03)                               $  1,030,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $1,030,000)                              1,030,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $31,126,753)*                98.97%   $ 32,131,741
                     OTHER ASSETS AND LIABILITIES-NET      1.03%        334,148
                                                         ------    ------------
                     NET ASSETS                          100.00%   $ 32,465,889
                                                         ======    ============

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  1,526,871
                     Gross Unrealized Depreciation                     (521,883)
                                                                   ------------
                     Net Unrealized Appreciation                   $  1,004,988
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 58.06%
                     AEROSPACE/DEFENSE: 1.31%
      2,975    @     Alliant Techsystems, Inc.                     $    175,524
      6,400          Boeing Co.                                         217,600
      7,925          Goodrich Corp.                                     145,820
      3,250          Lockheed Martin Corp.                              169,650
      9,100          Rockwell Collins, Inc.                             194,740
      8,800          United Technologies Corp.                          549,736
                                                                   ------------
                                                                      1,453,070
                                                                   ------------
                     AIRLINES: 0.05%
      4,975    @     ExpressJet Holdings, Inc.                           53,480
                                                                   ------------
                                                                         53,480
                                                                   ------------
                     APPAREL: 0.83%
      5,800    @     Jones Apparel Group, Inc.                          213,440
      9,800          Liz Claiborne, Inc.                                315,560
      4,600    @     Reebok International Ltd.                          131,973
      7,575    @     Skechers U.S.A., Inc.                               93,173
      4,450          VF Corp.                                           168,477
                                                                   ------------
                                                                        922,623
                                                                   ------------
                     AUTO MANUFACTURERS: 0.33%
      3,600          General Motors Corp.                               142,920
      4,650          Paccar, Inc.                                       227,850
                                                                   ------------
                                                                        370,770
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 0.76%
      5,475    @     American Axle & Manufacturing Holdings, Inc.       131,291
      5,400          Cooper Tire & Rubber Co.                            85,860
     10,500          Dana Corp.                                         141,750
      9,425    @     Dura Automotive Systems, Inc.                       91,140
     17,300          Goodyear Tire & Rubber Co.                         142,550
      4,800          TRW, Inc.                                          248,110
                                                                   ------------
                                                                        840,701
                                                                   ------------
                     BANKS: 3.82%
     17,100          Bank of America Corp.                            1,198,367
      9,000          Bank One Corp.                                     355,410
      5,400          Comerica, Inc.                                     255,581
      8,400          Hibernia Corp.                                     164,052
     10,300          Huntington Bancshares, Inc.                        201,571
      7,300          Regions Financial Corp.                            253,601
      7,600          Union Planters Corp.                               224,200
     13,650          US Bancorp                                         298,934
     20,400          Wachovia Corp.                                     717,060
     12,600          Wells Fargo & Co.                                  582,245
                                                                   ------------
                                                                      4,251,021
                                                                   ------------
                     BEVERAGES: 1.26%
      9,850          Anheuser-Busch Cos., Inc.                          483,831
      5,950    @     Constellation Brands, Inc.                         139,943
     18,400          PepsiCo, Inc.                                      781,632
                                                                   ------------
                                                                      1,405,406
                                                                   ------------
                     BIOTECHNOLOGY: 0.63%
     11,450    @     Amgen, Inc.                                        540,440
      5,600    @     Invitrogen Corp.                                   156,575
                                                                   ------------
                                                                        697,015
                                                                   ------------
                     CHEMICALS: 0.57%
      6,925          Ashland, Inc.                                      202,002
      7,300          Du Pont EI de Nemours & Co.                        325,725
     10,800    @     Hercules, Inc.                                     101,735
                                                                   ------------
                                                                        629,462
                                                                   ------------
                     COMMERCIAL SERVICES: 0.82%
      6,350    @     Corporate Executive Board Co.                      209,550
      3,500          Deluxe Corp.                                       151,900
      5,650          H&R Block, Inc.                                    216,563
     12,100    @     Quintiles Transnational Corp.                      142,173
      3,775    @     Rent-A-Center, Inc.                                187,573
                                                                   ------------
                                                                        907,759
                                                                   ------------
                     COMPUTERS: 1.72%
     34,000    @     Dell Computer Corp.                                971,380
      2,650    @     Fidelity National Information Solutions, Inc.       52,893
     21,000          Hewlett-Packard Co.                                409,080
      3,550    @     Lexmark International, Inc.                        234,797
      4,300    @     Neoware Systems, Inc.                               86,687
      3,050    @     Synopsys, Inc.                                     158,538
                                                                   ------------
                                                                      1,913,375
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 1.68%
     22,300          Procter & Gamble Co.                             1,873,200
                                                                   ------------
                                                                      1,873,200
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 0.29%
      2,475    @     Scansource, Inc.                                   180,674
      4,450    @     Tech Data Corp.                                    136,526
                                                                   ------------
                                                                        317,200
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 4.92%
      5,225    @     Affiliated Managers Group                          284,815
      9,450          American Express Co.                               367,888
      3,800          Bear Stearns Cos., Inc.                            243,200
      6,800          Capital One Financial Corp.                        229,840
     37,000          Citigroup, Inc.                                  1,438,560
      4,500          Countrywide Financial Corp.                        221,850
     13,350          Fannie Mae                                         841,718
     10,900          Freddie Mac                                        628,276
     11,700          Household International, Inc.                      335,790
     14,600          JP Morgan Chase & Co.                              367,482
         50          MBNA Corp.                                           1,067
      7,800          Morgan Stanley                                     352,872
     27,050    @     Providian Financial Corp.                          164,464
                                                                   ------------
                                                                      5,477,822
                                                                   ------------
                     ELECTRIC: 1.20%
     13,850          CMS Energy Corp.                                   137,808
      6,350          Duke Energy Corp.                                  125,349
     12,850    @     Edison International                               142,507
      6,100          Exelon Corp.                                       306,159
      1,300          FPL Group, Inc.                                     76,440
     17,850    @     PG&E Corp.                                         246,509
      7,150          PNM Resources, Inc.                                168,740
      5,100          Southern Co.                                       133,416
                                                                   ------------
                                                                      1,336,928
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     ELECTRICAL EQUIPMENT: 0.21%
     14,300    @     American Power Conversion                     $    230,230
                                                                   ------------
                                                                        230,230
                                                                   ------------
                     ELECTRONICS: 0.36%
      8,050          AVX Corp.                                          103,443
      8,500    @     Jabil Circuit, Inc.                                182,325
     24,325    @     Solectron Corp.                                    112,382
                                                                   ------------
                                                                        398,150
                                                                   ------------
                     ENGINEERING & CONSTRUCTION: 0.15%
      5,900          Fluor Corp.                                        161,778
                                                                   ------------
                                                                        161,778
                                                                   ------------
                     ENTERTAINMENT: 0.18%
      3,550    @     Argosy Gaming Co.                                   69,474
      5,750    @     GTECH Holdings Corp.                               132,193
                                                                   ------------
                                                                        201,667
                                                                   ------------
                     FOOD: 0.49%
      4,675    @     Chiquita Brands International, Inc.                 65,450
      6,175   @@     Fresh Del Monte Produce                            141,408
      5,175          Sensient Technologies Corp.                        127,150
     14,250          Winn-Dixie Stores, Inc.                            212,610
                                                                   ------------
                                                                        546,618
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 0.14%
      3,900          International Paper Co.                            153,075
                                                                   ------------
                                                                        153,075
                                                                   ------------
                     GAS: 0.37%
      4,550          Nicor, Inc.                                        143,371
      9,425          Northwestern Corp.                                  75,777
      8,100          Sempra Energy                                      187,677
                                                                   ------------
                                                                        406,825
                                                                   ------------
                     HAND/MACHINE TOOLS: 0.13%
      3,350          Black & Decker Corp.                               143,950
                                                                   ------------
                                                                        143,950
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 2.92%
     10,100          Becton Dickinson & Co.                             299,667
      8,900          Cooper Cos., Inc.                                  250,090
      5,575          CR Bard, Inc.                                      309,413
      5,975    @     Edwards Lifesciences Corp.                         157,262
      9,700    @     Guidant Corp.                                      290,321
      2,650    @     Immucor, Inc.                                       60,871
     24,350          Johnson & Johnson                                1,388,437
      8,300    @     Respironics, Inc.                                  241,198
      7,150    @     St-Jude Medical, Inc.                              248,963
                                                                   ------------
                                                                      3,246,222
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.25%
      5,850          Aetna, Inc.                                        220,838
      5,300    @     Anthem, Inc.                                       314,025
      6,650          UnitedHealth Group, Inc.                           541,643
      4,850    @     WellPoint Health Networks                          319,276
                                                                   ------------
                                                                      1,395,782
                                                                   ------------
                     HOME BUILDERS: 0.27%
      3,350          Centex Corp.                                       168,606
      3,050          KB Home                                            136,305
                                                                   ------------
                                                                        304,911
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.88%
     17,925    @     American Greetings                                 291,640
      3,800          Avery Dennison Corp.                               244,872
     10,100          Clorox Co.                                         442,784
                                                                   ------------
                                                                        979,296
                                                                   ------------
                     INSURANCE: 2.97%
     12,800          Allstate Corp.                                     499,584
     19,300          American International Group                     1,257,395
      6,200          Cigna Corp.                                        269,886
      7,150          Fidelity National Financial, Inc.                  231,303
      8,525          First American Corp.                               174,677
      5,500          Progressive Corp.                                  311,520
     23,266    @     Travelers Property Casualty Corp.                  372,256
     11,150          UnumProvident Corp.                                190,108
                                                                   ------------
                                                                      3,306,729
                                                                   ------------
                     INTERNET: 0.32%
      6,825    @     Overture Services, Inc.                            187,558
      4,975    @     United Online, Inc.                                 79,252
      8,000    @     VeriSign, Inc.                                      84,080
                                                                   ------------
                                                                        350,890
                                                                   ------------
                     IRON/STEEL: 0.18%
      6,050          Allegheny Technologies, Inc.                        43,258
     11,150          United States Steel Corp.                          161,452
                                                                   ------------
                                                                        204,710
                                                                   ------------
                     LEISURE TIME: 0.32%
      9,400    @     Bally Total Fitness Holding Corp.                   84,130
      6,300          Brunswick Corp.                                    132,426
      2,225          Polaris Industries, Inc.                           144,247
                                                                   ------------
                                                                        360,803
                                                                   ------------
                     LODGING: 0.16%
      4,350    @     Harrah's Entertainment, Inc.                       174,000
                                                                   ------------
                                                                        174,000
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 0.00%
         50          Rockwell Automation, Inc.                            1,053
                                                                   ------------
                                                                          1,053
                                                                   ------------
                     MEDIA: 1.30%
      3,800    @     Clear Channel Communications, Inc.                 165,148
      3,625    @     Entercom Communications Corp.                      196,330
      1,650          Gannett Co., Inc.                                  117,563
      2,750          Meredith Corp.                                     119,928
     12,150    @     Viacom, Inc.                                       571,172
     14,200    @     Walt Disney Co.                                    281,444
                                                                   ------------
                                                                      1,451,585
                                                                   ------------
                     METAL FABRICATE/HARDWARE: 0.29%
      5,475          Precision Castparts Corp.                          134,576
      6,300          Quanex Corp.                                       192,780
                                                                   ------------
                                                                        327,356
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURER: 3.18%
      2,900          3M Co.                                        $    376,565
      9,825          Crane Co.                                          202,100
      4,100          Donaldson Co., Inc.                                153,422
      7,050          Eastman Kodak Co.                                  260,286
     73,500          General Electric Co.                             1,991,850
      3,700          Harsco Corp.                                       114,367
      3,450          ITT Industries, Inc.                               207,966
      5,400          Textron, Inc.                                      232,740
                                                                   ------------
                                                                      3,539,296
                                                                   ------------
                     OFFICE/BUSINESS EQUIPMENT: 0.36%
     21,025          IKON Office Solutions, Inc.                        160,211
     27,750    @     Xerox Corp.                                        241,980
                                                                   ------------
                                                                        402,191
                                                                   ------------
                     OIL & GAS: 2.24%
      9,300          Amerada Hess Corp.                                 520,800
     11,850          Apache Corp.                                       638,478
     12,250          Conoco Phillips                                    585,673
         50          Exxon Mobil Corp.                                    1,740
     25,650          Transocean, Inc.                                   623,295
      4,975          XTO Energy, Inc.                                   119,151
                                                                   ------------
                                                                      2,489,137
                                                                   ------------
                     OIL & GAS SERVICES: 0.09%
     14,100    @     Veritas DGC, Inc.                                  104,199
                                                                   ------------
                                                                        104,199
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.57%
      3,450          Ball Corp.                                         170,706
     16,750    @     Owens-Illinois, Inc.                               262,975
      9,800    @     Pactiv Corp.                                       202,860
                                                                   ------------
                                                                        636,541
                                                                   ------------
                     PHARMACEUTICALS: 1.91%
     12,700          Abbott Laboratories                                556,006
      6,150    @     AdvancePCS                                         151,844
      2,900    @     Express Scripts, Inc.                              146,740
      3,750    @     Medicis Pharmaceutical                             173,438
     18,400          Merck & Co., Inc.                                1,093,144
                                                                   ------------
                                                                      2,121,172
                                                                   ------------
                     PIPELINES: 0.12%
      3,900          Equitable Resources, Inc.                          137,553
                                                                   ------------
                                                                        137,553
                                                                   ------------
                     REAL ESTATE: 0.13%
      4,125          LNR Property Corp.                                 150,150
                                                                   ------------
                                                                        150,150
                                                                   ------------
                     REITS: 0.55%
      3,775          CBL & Associates Properties, Inc.                  148,358
      4,475          Chelsea Property Group, Inc.                       153,224
      4,200          General Growth Properties, Inc.                    207,480
     11,325    @     Host Marriott Corp.                                103,624
                                                                   ------------
                                                                        612,686
                                                                   ------------
                     RETAIL: 4.73%
      7,750    @     Big Lots, Inc.                                      98,425
      8,750          Dillard's, Inc.                                    169,050
     19,200          Gap, Inc.                                          305,088
     29,650          Home Depot, Inc.                                   783,353
      5,100    @     Jack in the Box, Inc.                              102,612
      2,550    @     Kohl's Corp.                                       174,675
      5,350          Lowe's Cos., Inc.                                  222,025
     14,250          Ltd. Brands                                        242,393
      9,300          McDonald's Corp.                                   172,050
      3,400    @     Movie Gallery, Inc.                                 58,344
     10,900    @     Office Depot, Inc.                                 193,039
      2,850    @     Panera Bread Co.                                   105,479
      8,300          RadioShack Corp.                                   197,125
      1,600          Ross Stores, Inc.                                   74,000
      5,850    @     ShopKo Stores, Inc.                                 83,363
      3,025    @     Sonic Automotive, Inc.                              53,422
      7,300    @     Sports Authority, Inc.                              62,123
     12,600    @     Staples, Inc.                                      243,180
      5,650          Target Corp.                                       196,507
      7,425    @     United Auto Group, Inc.                            100,312
      2,450    @     Urban Outfitters, Inc.                              64,705
     28,900          Wal-Mart Stores, Inc.                            1,565,224
                                                                   ------------
                                                                      5,266,494
                                                                   ------------
                     SAVINGS & LOANS: 1.73%
     16,075          BankAtlantic Bancorp, Inc.                         150,623
      4,525          Downey Financial Corp.                             178,783
      6,700    @     FirstFed Financial Corp.                           182,575
      8,900          Flagstar Bancorp, Inc.                             162,425
      4,550          Golden West Financial Corp.                        314,860
      7,050          New York Community Bancorp, Inc.                   196,554
     15,650          Washington Mutual, Inc.                            563,087
      5,325          Webster Financial Corp.                            173,595
                                                                   ------------
                                                                      1,922,502
                                                                   ------------
                     SEMICONDUCTORS: 1.77%
     10,600    @     Applied Materials, Inc.                            180,730
     16,150    @     GlobespanVirata, Inc.                               69,930
     49,300          Intel Corp.                                      1,029,384
        925    @     International Rectifier Corp.                       23,088
      5,900    @     Novellus Systems, Inc.                             214,111
      1,300    @     Omnivision Technologies, Inc.                       23,256
      4,950    @     QLogic Corp.                                       215,028
     10,800          Texas Instruments, Inc.                            217,188
                                                                   ------------
                                                                      1,972,715
                                                                   ------------
                     SOFTWARE: 4.70%
      5,000          Automatic Data Processing                          217,350
      9,750    @     BMC Software, Inc.                                 174,525
     10,200    @     Certegy, Inc.                                      246,330
     24,400    @     Compuware Corp.                                    133,224
      4,100    @     Dun & Bradstreet Corp.                             144,607
      3,650    @     Electronic Arts, Inc.                              247,689
      5,950          First Data Corp.                                   206,108
      8,900          Inter-Tel, Inc.                                    223,479
      5,250    @     Mercury Interactive Corp.                          175,770
     40,200    @     Microsoft Corp.                                  2,324,364
     40,250    @     Oracle Corp.                                       489,038
     10,400    @     Peoplesoft, Inc.                                   204,256
     16,500    @     Rational Software Corp.                            152,625
     14,975    @     ScanSoft, Inc.                                     109,917
     21,450    @     Siebel Systems, Inc.                               182,540
                                                                   ------------
                                                                      5,231,822
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS: 2.61%
         50    @     Andrew Corp.                                  $        563
     54,100    @     Cisco Systems, Inc.                                807,172
      4,125    @     Commonwealth Telephone Enterprises, Inc.           158,235
         50          Motorola, Inc.                                         569
      8,225    @     Polycom, Inc.                                       93,847
     36,650          Sprint Corp.                                       534,357
     31,300          Verizon Communications, Inc.                     1,310,844
                                                                   ------------
                                                                      2,905,587
                                                                   ------------
                     TOYS/GAMES/HOBBIES: 0.29%
      1,825          Action Performance Cos., Inc.                       40,424
     13,800          Mattel, Inc.                                       284,556
                                                                   ------------
                                                                        324,980
                                                                   ------------
                     Total Common Stocks (Cost $60,855,683)          64,612,487
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 9.76%
                     AEROSPACE/DEFENSE: 0.37%
$    65,000          Lockheed Martin Corp., 8.200%, due 12/01/09         77,749
     65,000          Northrop Grumman Corp., 7.125%, due 02/15/11        72,363
    101,000          Raytheon Co., 6.150%, due 11/01/08                 105,608
     95,000          United Technologies Corp., 4.875%,
                       due 11/01/06                                      98,567
     50,000          United Technologies Corp., 7.125%,
                       due 11/15/10                                      57,047
                                                                   ------------
                                                                        411,334
                                                                   ------------
                     AGENCY: 0.09%
    102,392          Vendee Mortgage Trust, 6.750%, due 11/15/14        103,506
                                                                   ------------
                                                                        103,506
                                                                   ------------
                     AGRICULTURE: 0.10%
    110,000          RJ Reynolds Tobacco Holdings, Inc., 7.250%,
                       due 06/01/12                                     112,303
                                                                   ------------
                                                                        112,303
                                                                   ------------
                     AUTO MANUFACTURERS: 0.49%
     89,000          DaimlerChrysler NA Holding Corp., 7.200%,
                       due 09/01/09                                      95,417
    110,000          Ford Motor Co., 6.375%, due 02/01/29                82,019
    125,000          Ford Motor Co., 6.625%, due 10/01/28                96,450
     89,000          General Motors Corp., 6.750%, due 05/01/28          75,753
    195,000          General Motors Corp., 7.200%, due 01/15/11         191,874
                                                                   ------------
                                                                        541,513
                                                                   ------------
                     BANKS: 0.42%
     88,000          Bank of America Corp., 6.375%, due 02/15/08         96,470
     17,000          Bank of America Corp., 7.800%, due 02/15/10         19,779
     55,000          Bank One Corp., 5.250%, due 01/30/13                54,914
     77,000          Wachovia Corp., 6.400%, due 04/01/08                84,111
    190,000          Wells Fargo & Co., 6.375%, due 08/01/11            207,068
                                                                   ------------
                                                                        462,342
                                                                   ------------
                     BEVERAGES: 0.16%
     75,000          Anheuser-Busch Cos., Inc., 5.950%,
                       due 01/15/33                                      76,006
     90,000          Coors Brewing Co., 6.375%, due 05/15/12             98,550
                                                                   ------------
                                                                        174,556
                                                                   ------------
                     BUILDING MATERIALS: 0.03%
     35,000          CRH America, Inc., 6.950%, due 03/15/12             38,393
                                                                   ------------
                                                                         38,393
                                                                   ------------
                     CHEMICALS: 0.09%
    100,000          Dow Chemical Co., 5.750%, due 11/15/09             100,521
                                                                   ------------
                                                                        100,521
                                                                   ------------
                     COMMERCIAL SERVICES: 0.09%
    100,000          Hertz Corp., 8.250%, due 06/01/05                  101,635
                                                                   ------------
                                                                        101,635
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 0.03%
     33,000          Procter & Gamble Co., 6.875%, due 09/15/09          37,329
                                                                   ------------
                                                                         37,329
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 2.02%
    120,000          American Express Credit Corp., 4.250%,
                       due 02/07/05                                     123,677
     40,000          American General Finance Corp., 5.750%,
                       due 03/15/07                                      41,855
     85,000          Associates Corp. Of N. America, 6.250%,
                       due 11/01/08                                      91,301
     80,000          Boeing Capital Corp., 7.375%, due 09/27/10          88,243
     30,000    #     Bombardier Capital, Inc., 6.125%, due 06/29/06      26,090
     25,000    #     Bombardier Capital, Inc., 7.500%, due 10/17/05      22,177
     90,000          Caterpillar Financial Services Corp., 2.030%,
                       due 01/31/05                                      90,156
     80,000          CIT Group, Inc., 5.500%, due 11/30/07               79,156
     55,000          Citigroup, Inc., 6.500%, due 01/18/11               60,106
     45,000          Citigroup, Inc., 6.750%, due 12/01/05               49,254
    205,000          Countrywide Home Loans, Inc., 2.526%,
                       due 10/23/06                                     203,926
    230,000          Ford Motor Credit Co., 6.500%, due 01/25/07        224,265

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
$    14,000          Ford Motor Credit Co., 7.250%, due 10/25/11   $     13,220
     95,000          Ford Motor Credit Co., 7.375%, due 10/28/09         90,748
    230,000          General Electric Capital Corp., 5.000%,
                       due 06/15/07                                     238,580
     29,000          General Electric Capital Corp., 6.000%,
                       due 06/15/12                                      30,376
    155,000          General Motors Acceptance Corp., 7.250%,
                       due 03/02/11                                     153,850
     25,000          Goldman Sachs Group, Inc., 5.700%,
                       due 09/01/12                                      25,497
     10,000          Household Finance Corp., 5.750%, due 01/30/07        9,928
     81,000          Household Finance Corp., 6.375%, due 11/27/12       81,176
     18,000          Household Finance Corp., 8.000%, due 07/15/10       18,729
    285,000          International Lease Finance Corp., 3.173%,
                       due 10/18/04                                     285,735
     90,000          John Deere Capital Corp., 7.000%, due 03/15/12     102,297
     50,000          Morgan Stanley, 6.750%, due 04/15/11                54,302
     45,000          Textron Financial Corp., 7.125%, due 12/09/04       47,868
                                                                   ------------
                                                                      2,252,512
                                                                   ------------
                     ELECTRIC: 0.73%
     55,000          Boston Edison Co., 4.875%, due 10/15/12             53,708
     35,000          Duke Energy Corp., 6.450%, due 10/15/32             34,027
     65,000          Exelon Generation Co. LLC, 6.950%,
                       due 06/15/11                                      68,692
    130,000          FirstEnergy Corp., 5.500%, due 11/15/06            128,952
    100,000          Florida Power & Light Co., 6.875%,
                       due 12/01/05                                     109,448
     98,000          Georgia Power Co., 4.875%, due 07/15/07             99,567
     75,000          Nisource Finance Corp., 7.625%, due 11/15/05        77,627
    105,000    #     Pepco Holdings, Inc., 6.450%, due 08/15/12         106,945
     64,000          PSEG Power LLC, 6.950%, due 06/01/12                62,544
     70,000          Wisconsin Energy Corp., 5.500%, due 12/01/08        73,640
                                                                   ------------
                                                                        815,150
                                                                   ------------
                     ENVIRONMENTAL CONTROL: 0.08%
     85,000    #     Waste Management, Inc., 6.375%, due 11/15/12        84,569
                                                                   ------------
                                                                         84,569
                                                                   ------------
                     FOOD: 0.39%
     70,000          Conagra Foods, Inc., 6.750%, due 09/15/11           77,955
     75,000          Conagra Foods, Inc., 7.500%, due 09/15/05           83,174
     85,000          Kraft Foods, Inc., 6.500%, due 11/01/31             91,347
     39,000          Kroger Co., 6.750%, due 04/15/12                    41,951
     28,000          Safeway, Inc., 5.800%, due 08/15/12                 28,527
     25,000   @@, #  Sysco International Co., 6.100%, due 06/01/12       27,365
     77,000          Unilever Capital Corp., 6.875%, due 11/01/05        85,296
                                                                   ------------
                                                                        435,615
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 0.10%
     45,000   @@     Abitibi-Consolidated, Inc., 6.950%,
                       due 12/15/06                                      45,108
     60,000          Weyerhaeuser Co., 6.750%, due 03/15/12              64,080
                                                                   ------------
                                                                        109,188
                                                                   ------------
                     GAS: 0.11%
    112,000    #     Schlumberger Technology Corp., 6.500%,
                       due 04/15/12                                     122,720
                                                                   ------------
                                                                        122,720
                                                                   ------------
                     HOME BUILDERS: 0.10%
    110,000    #     Toll Brothers, Inc., 6.875%, due 11/15/12          110,391
                                                                   ------------
                                                                        110,391
                                                                   ------------
                     INSURANCE: 0.10%
     35,000          Cigna Corp., 7.875%, due 05/15/27                   31,847
     75,000    #     Monumental Global Funding II, 6.050%,
                       due 01/19/06                                      78,934
                                                                   ------------
                                                                        110,781
                                                                   ------------
                     MEDIA: 0.28%
     40,000          COX Communications, Inc., 7.125%, due 10/01/12      42,099
     65,000          TCI Communications, Inc., 8.650%, due 09/15/04      68,418
    145,000          Tele-Communications-TCI Group, 7.125%,
                       due 02/15/28                                     128,127
     65,000          Tele-Communications-TCI Group, 9.800%,
                       due 02/01/12                                      74,093
                                                                   ------------
                                                                        312,737
                                                                   ------------
                     MINING: 0.07%
     75,000   @@     Alcan, Inc., 4.875%, due 09/15/12                   73,848
                                                                   ------------
                                                                         73,848
                                                                   ------------
                     MULTI-NATIONAL: 0.15%
    145,000   @@     Inter-American Development Bank, 6.750%,
                       due 07/15/27                                     168,453
                                                                   ------------
                                                                        168,453
                                                                   ------------
                     OIL & GAS: 0.75%
     65,000          Amerada Hess Corp., 7.300%, due 08/15/31            69,283
     30,000          Apache Corp., 6.250%, due 04/15/12                  32,904
     46,000   @@     Canadian Natural Resources Ltd., 5.450%,
                       due 10/01/12                                      45,872
    110,000   @@     Burlington Resources Finance Co., 5.600%,
                       due 12/01/06                                     115,626
     85,000   @@     Canadian Natural Resources Ltd., 6.450%,
                       due 06/30/33                                      85,164
    105,000   @@     Conoco Funding Co., 5.450%, due 10/15/06           111,423

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
$   135,000    @@    Conoco Funding Co., 6.350%, due 10/15/11      $    147,154
     88,000          Devon Energy Corp., 7.950%, due 04/15/32           103,379
     50,000          Occidental Petroleum Corp., 5.875%,
                       due 01/15/07                                      53,132
     65,000          Transocean, Inc., 7.500%, due 04/15/31              72,406
                                                                   ------------
                                                                        836,343
                                                                   ------------
                     OTHER ABS: 0.34%
    340,000          PP&L Transition Bond Co. LLC, 7.050%,
                       due 06/25/09                                     380,876
                                                                   ------------
                                                                        380,876
                                                                   ------------
                     PIPELINES: 0.10%
     51,000          Duke Energy Field Services LLC, 7.875%,
                       due 08/16/10                                      53,042
     20,000          Kinder Morgan Energy Partners LP, 6.750%,
                       due 03/15/11                                      21,308
     45,000          Tennessee Gas Pipeline Co., 7.000%,
                       due 10/15/28                                      36,339
                                                                   ------------
                                                                        110,689
                                                                   ------------
                     REGIONAL (STATE/PROVINCE): 0.15%
     55,000    @@    Province of Quebec, 7.500%, due 09/15/29            67,496
     96,000    @@    Province of Ontario, 5.125%, due 07/17/12           99,756
                                                                   ------------
                                                                        167,252
                                                                   ------------
                     RETAIL: 0.07%
     15,000          Kohl's Corp., 6.000%, due 01/15/33                  14,700
     60,000          Target Corp., 7.000%, due 07/15/31                  67,041
                                                                   ------------
                                                                         81,741
                                                                   ------------
                     SAVINGS & LOANS: 0.15%
    165,000          Washington Mutual, Inc., 4.375%, due 01/15/08      163,918
                                                                   ------------
                                                                        163,918
                                                                   ------------
                     SOVEREIGN: 1.28%
  1,365,000    @@    Bundesschatzanweisungen, 0.000%, due 12/13/02    1,356,347
     67,000    @@    Mexico Government International Bond, 8.000%,
                       due 09/24/22                                      67,670
                                                                   ------------
                                                                      1,424,017
                                                                   ------------
                     TELECOMMUNICATIONS: 0.63%
     22,000          AT&T Broadband, 8.375%, due 03/15/13                23,643
     10,000          AT&T Corp., 8.000%, due 11/15/31                    10,133
     50,000          AT&T Wireless Services, Inc., 8.125%,
                       due 05/01/12                                      48,093
     90,000    @@    British Telecommunications PLC, 0.000%,
                       due 12/15/30                                     111,712
     60,000    @@    Deutsche Telekom International Finance BV,
                       8.250%, due 06/15/30                              65,222
     45,000    @@    France Telecom, 9.250%, due 03/01/11                50,544
    100,000          Sprint Capital Corp., 6.000%, due 01/15/07          90,233
    170,000          Verizon Global Funding Corp., 7.375%,
                       due 09/01/12                                     188,543
     45,000          Verizon Wireless Capital LLC, 5.375%,
                       due 12/15/06                                      45,396
     75,000    @@    Vodafone Group PLC, 6.250%, due 11/30/32            73,069
                                                                   ------------
                                                                        706,588
                                                                   ------------
                     TEXTILES: 0.07%
     70,000          Mohawk Industries, Inc., 7.200%, due 04/15/12       76,759
                                                                   ------------
                                                                         76,759
                                                                   ------------
                     TRANSPORTATION: 0.22%
    130,000          CSX Corp., 6.750%, due 03/15/11                    142,443
     95,000          Norfolk Southern Corp., 6.200%, due 04/15/09       100,854
                                                                   ------------
                                                                        243,297
                                                                   ------------
                     Total Corporate Bonds (Cost $10,371,715)        10,870,876
                                                                   ------------
CONVERTIBLE CORPORATE BOND: 0.07%
                     PIPELINE: 0.07%
     70,000          Consolidated Natural Gas Co., 6.850%,
                       due 04/15/11                                      74,846
                                                                   ------------
                     Total Convertible Corporate Bond
                       (Cost $69,855)                                    74,846
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.58%
                     Commercial Mortgage Backed Securities: 0.50%
    300,000          First Union National Bank-Bank of America
                       Commercial Mortgage Trust, 6.136%,
                       due 12/15/10                                     324,470
    200,000          UBS Commercial Mortgage Trust, 7.370%,
                       due 08/15/37                                     230,380
                                                                   ------------
                                                                        554,850
                                                                   ------------
                     WHOLE LONG COLLATERALIZED MORTGAGE: 0.08%
     87,450          Bear Stearns Adjustable Rate Mortgage
                       Trust, 6.077%, due 01/25/32                       88,584
                                                                   ------------
                                                                         88,584
                                                                   ------------
                     Total Collateralized Mortgage Obligations
                       (Cost $599,265)                                  643,434
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.42%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.66%
  1,046,000          5.125%, due 07/15/12                             1,078,079
  1,760,000          6.000%, due 01/15/33                             1,800,149
     79,721          7.500%, due 12/01/11                                84,704
                                                                   ------------
                                                                      2,962,932
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.61%
$   300,000          5.500%, due 01/25/18                          $    307,313
  1,300,000          6.000%, due 01/25/18                             1,349,969
  2,950,000          6.000%, due 01/25/33                             3,014,531
    240,000          6.125%, due 03/15/12                               265,475
  3,400,000          6.500%, due 01/25/33                             3,512,625
    210,646          6.500%, due 11/01/13                               221,683
     64,597          6.500%, due 11/01/28                                66,901
    306,389          7.000%, due 06/01/31                               320,350
    350,061          7.500%, due 01/25/48                               378,066
    275,560          7.500%, due 06/25/32                               295,642
     45,960          7.500%, due 07/01/11                                48,891
     67,544          7.500%, due 10/01/30                                71,409
    104,118          7.500%, due 11/01/30                               110,075
    311,331          8.500%, due 01/01/25                               337,752
    116,478          8.500%, due 11/01/23                               126,505
    236,327          9.500%, due 10/01/16                               262,981
                                                                   ------------
                                                                     10,690,168
                                                                   ------------
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 5.15%
     52,897          5.375%, due 04/20/28                                54,389
  2,930,000          6.500%, due 01/15/33                             3,046,286
  1,120,000          7.000%, due 01/15/33                             1,176,700
    138,871          7.500%, due 11/20/30                               147,453
    731,564          7.500%, due 12/15/23                               783,793
    317,237          8.000%, due 07/15/24                               343,762
    163,079          8.000%, due 12/15/17                               177,503
                                                                   ------------
                                                                      5,729,886
                                                                   ------------
                     Total U.S. Government Agency Obligations
                       (Cost $19,174,716)                            19,382,986
                                                                   ------------

U.S. TREASURY OBLIGATIONS: 12.39%
                     U.S. TREASURY BONDS: 3.00%
    781,000          5.375%, due 02/15/31                               819,745
    850,000          5.250%, due 11/05/12                               849,287
  1,155,000          8.125%, due 05/15/21                             1,564,755
     75,000          8.125%, due 08/15/21                               101,742
                                                                   ------------
                                                                      3,335,529
                                                                   ------------
                     U.S. TREASURY NOTES: 9.39%
  2,695,000          2.125%, due 10/31/04                             2,701,002
     88,000          3.000%, due 01/31/04                                89,430
  4,104,000          3.000%, due 11/15/07                             4,056,710
    906,000          3.500%, due 11/15/06                               924,298
    614,000          4.000%, due 11/15/12                               603,495
  2,055,000          4.375%, due 08/15/12                             2,081,170
                                                                   ------------
                                                                     10,456,105
                                                                   ------------
                     Total U.S. Treasury Obligations
                       (Cost $13,976,850)                            13,791,634
                                                                   ------------

SHORT-TERM INVESTMENTS: 15.43%
                     COMMERCIAL PAPER: 10.32%
$ 1,250,000          Conagra, Inc., 1.330%, due 12/11/02              1,249,538
  1,250,000          Conoco Phillips, 1.400%, due 12/12/02            1,249,465
  1,000,000          DiamlerChrysler, 1.650%, due 12/05/02              999,817
  1,500,000          Enterprise Funding Corp., 1.350%, due 12/06/02   1,499,719
  1,250,000          Ford Motor Credit Corp., 1.730%, due 12/12/02    1,249,339
  1,250,000          General Mills, Inc., 1.500%, due 12/06/02        1,249,740
  1,500,000          General Motors Accept Co, 3.986%, due 08/04/03   1,484,820
  1,250,000          Household Finance Corp., 1.350%, due 12/12/02    1,249,484
  1,250,000          Safeway, Inc., 1.400%, due 12/04/02              1,249,854
                                                                   ------------
                                                                     11,481,776
                                                                   ============

                     REPURCHASE AGREEMENT: 5.11%
  5,686,000          State Street Bank Repurchase Agreement,
                       1.310%, due 12/02/02, $5,686,621 to be
                       received upon repurchase (Collateralized
                       by FHLMC, 2.550%, Market Value $5,804,050,
                       due 10/01/04)                                  5,686,000
                                                                   ------------
                                                                      5,686,000
                                                                   ------------
                     Total Short-Term Investments
                       (Cost $17,182,956)                            17,167,776
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $122,231,040)*              113.71%   $126,544,039
                     OTHER ASSETS AND LIABILITIES-NET    -13.71%    (15,259,147)
                                                         ------    ------------
                     NET ASSETS                          100.00%   $111,284,892
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds[0092] Board of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  7,092,407
                     Gross Unrealized Depreciation                   (2,779,408)
                                                                   -------------
                     Net Unrealized Appreciation                   $  4,312,999
                                                                   =============

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------

Information concerning open futures contracts at November 30, 2002 is shown below:

                               NO. OF      NOTIONAL     EXPIRATION   UNREALIZED
                              CONTRACT   MARKET VALUE      DATE      GAIN/(LOSS)
                              --------   ------------   ----------   ----------
      LONG CONTRACTS
--------------------------
U.S. 5 Year Treasury Bond        45      $  4,970,391     Mar-03     $    7,158
                                         ------------                ----------
                                         $  4,970,391                $    7,158
                                         ------------                ----------
      SHORT CONTRACTS
--------------------------
U.S. 2 Year Treasury Bond         2      $   (425,500)    Mar-03     $     (198)
U.S. 10 Year Treasury Bond       65        (7,222,109)    Mar-03        (34,933)
U.S. 20 Year Treasury Bond        1          (107,938)    Mar-03         (1,520)
                                         ------------                ----------
                                         $ (7,755,547)               $  (36,651)
                                         ============                ==========

Information concerning the following open swap contract at November 30, 2002 is shown below:

SWAP COUNTER PARTY            BEAR STEARN
------------------            -----------
Notional Principal            $ 550,000
Fund will Pay:                Notional amount times (libor rate + 0.675%) times
                                actual days divided by 360
Effective LIBOR rate:         1.7400%
Fund will receive:            Notional amount times Index Return(1). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.
Index:                        Bear Stearns High Yield Composite Index
Payment Date:                 Monthly on the 5th
Net unrealized gain/(loss):   $ (1,033)
Termination date:             July 1, 2003

----------
(1) Index return calculation: (Ending Index Level -- Starting Index Level) / Starting Index Level.

SWAP COUNTER PARTY            BEAR STEARN
------------------            -----------
Notional Principal            $ 550,000
Fund will Pay:                Notional amount times (libor rate + 1.80%) times
                                actual days divided by 360
Effective LIBOR rate:         1.7400%
Fund will receive:            Notional amount times Index Return(1). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.
Index:                        Bear Stearns High Yield Composite Index
Payment Date:                 Monthly on the 5th
Net unrealized gain/(loss):   $ (1,087)
Termination date:             January 1, 2003

----------
(1) Index return calculation: (Ending Index Level -- Starting Index Level) / Starting Index Level.

SWAP COUNTER PARTY            LEHMAN BROTHER
------------------            --------------
Notional Principal            $ 550,000
Fund will Pay:                Notional amount times (libor rate + 1.05%) times
                                actual days divided by 360
Effective LIBOR rate:         1.7400%
Fund will receive:            Notional amount times Index Return(1). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.
Index:                        Lehman Brothers U.S. Corporate High Yield Index
Payment Date:                 Monthly on the 5th
Net unrealized gain/(loss):   $ (1,236)
Termination date:             July 1, 2003

----------
(1) Index return calculation: (Ending Index Level -- Starting Index Level) / Starting Index Level.

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund
     PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)(Continued)
--------------------------------------------------------------------------------

SWAP COUNTER PARTY            MERRILL LYNCH
------------------            -------------
Notional Principal            $ 550,000
Fund will Pay:                Notional amount times (libor rate +1.00%) times
                                actual days divided by 360
Effective LIBOR rate:         1.7900%
Fund will receive:            Notional amount times Index Return(1). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.
Index:                        Merrill Lynch High Yield Master Index
Payment Date:                 Quarterly on the 2nd
Net unrealized gain/(loss):   $ (2,515)
Termination date:             July 2, 2003

----------
(1) Index return calculation: (Ending Index Level -- Starting Index Level) / Starting Index Level.

SWAP COUNTER PARTY            MERRILL LYNCH
------------------            -------------
Notional Principal            $ 335,000
Fund will Pay:                Notional amount times (libor rate +0.90%) times
                                actual days divided by 360
Effective LIBOR rate:         1.7900%
Fund will receive:            Notional amount times Index Return(1). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.
Index:                        Merrill Lynch High Yield Master Index
Payment Date:                 Quarterly on the 2nd
Net unrealized gain/(loss     $ (1,477)
Termination date:             July 2, 2003

----------
(1) Index return calculation: (Ending Index Level -- Starting Index Level) / Starting Index Level.

                 See Accompanying Notes to Financial Statements

ING
Growth and
Income
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 98.27%
                     AEROSPACE/DEFENSE: 3.70%
     36,500    @     L-3 Communications Holdings, Inc.             $  1,640,310
     55,200          Lockheed Martin Corp.                            2,881,440
     75,075          United Technologies Corp.                        4,689,935
                                                                   ------------
                                                                      9,211,685
                                                                   ------------
                     AGRICULTURE: 0.74%
     48,875          Philip Morris Cos., Inc.                         1,843,565
                                                                   ------------
                                                                      1,843,565
                                                                   ------------
                     APPAREL: 0.38%
     26,000    @     Jones Apparel Group, Inc.                          956,800
                                                                   ------------
                                                                        956,800
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 0.31%
     21,300    @     Lear Corp.                                         781,497
                                                                   ------------
                                                                        781,497
                                                                   ------------
                     BANKS: 6.39%
     39,000          AmSouth Bancorp                                    743,730
     97,400          Bank of America Corp.                            6,825,792
     31,400          Charter One Financial, Inc.                        945,140
     59,550          National City Corp.                              1,655,490
     55,200          North Fork Bancorporation, Inc.                  1,921,512
     78,400          Wachovia, Corp.                                  2,755,760
     22,900          Wells Fargo & Co.                                1,058,209
                                                                   ------------
                                                                     15,905,633
                                                                   ------------
                     BEVERAGES: 3.51%
    122,475          Anheuser-Busch Cos., Inc.                        6,015,972
     27,600          Coca-Cola Co.                                    1,259,664
     50,675          Pepsi Bottling Group, Inc.                       1,455,386
                                                                   ------------
                                                                      8,731,022
                                                                   ------------
                     BIOTECHNOLOGY: 0.87%
     45,750    @     Amgen, Inc.                                      2,159,400
                                                                   ------------
                                                                      2,159,400
                                                                   ------------
                     BUILDING MATERIALS: 0.39%
     13,075    @     American Standard Cos., Inc.                       973,826
                                                                   ------------
                                                                        973,826
                                                                   ------------
                     CHEMICALS: 0.21%
     13,350          Eastman Chemical Co.                               522,386
                                                                   ------------
                                                                        522,386
                                                                   ------------
                     COMMERCIAL SERVICES: 0.31%
     31,925          Equifax, Inc.                                      775,778
                                                                   ------------
                                                                        775,778
                                                                   ------------
                     COMPUTERS: 4.89%
     29,300    @     Computer Sciences Corp.                          1,022,277
     59,150    @     Dell Computer Corp.                              1,689,916
    121,075          Hewlett-Packard Co.                              2,358,541
     53,325          International Business Machines Corp             4,644,608
     32,500    @     Synopsys, Inc.                                   1,689,350
     68,300    @     Unisys Corp.                                       764,960
                                                                   ------------
                                                                     12,169,652
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 4.02%
     63,550          Kimberly-Clark Corp.                             3,197,836
     81,200          Procter & Gamble Co.                             6,820,800
                                                                   ------------
                                                                     10,018,636
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 0.48%
     39,000    @     Tech Data Corp.                                  1,196,520
                                                                   ------------
                                                                      1,196,520
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 9.13%
     55,200          Bear Stearns Cos., Inc.                          3,532,800
     58,800          Capital One Financial Corp.                      1,987,440
    144,274          Citigroup, Inc.                                  5,609,373
    105,425          Fannie Mae                                       6,647,046
     87,925          JP Morgan Chase & Co.                            2,213,072
     27,600          Merrill Lynch & Co., Inc.                        1,200,600
     15,825          SLM Corp                                         1,546,577
                                                                   ------------
                                                                     22,736,908
                                                                   ------------
                     ELECTRIC: 0.48%
     45,700          Southern Co.                                     1,195,512
                                                                   ------------
                                                                      1,195,512
                                                                   ------------
                     FOOD: 0.69%
     36,750          Kellogg Co.                                      1,226,348
     21,150          Sara Lee Corp.                                     493,430
                                                                   ------------
                                                                      1,719,778
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 6.48%
    104,125          Becton Dickinson & Co.                           3,089,389
     27,300          CR Bard, Inc.                                    1,515,150
    168,400          Johnson & Johnson                                9,602,168
     55,500    @     St-Jude Medical, Inc.                            1,932,510
                                                                   ------------
                                                                     16,139,217
                                                                   ------------
                     HEALTHCARE-SERVICES: 2.94%
     24,825    @     Anthem, Inc.                                     1,470,881
     23,100    @     Quest Diagnostics                                1,288,749
     28,075    @     UnitedHealth Group, Inc.                         2,286,709
     34,700    @     WellPoint Health Networks                        2,284,301
                                                                   ------------
                                                                      7,330,640
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.93%
     47,325          Fortune Brands, Inc.                             2,308,040
                                                                   ------------
                                                                      2,308,040
                                                                   ------------
                     INSURANCE: 3.40%
     31,650          Aflac, Inc.                                        976,403
     63,175          AMBAC Financial Group, Inc.                      3,949,069
     15,850          American International Group                     1,032,628
     32,325          MGIC Investment Corp.                            1,508,608
     58,400          UnumProvident Corp.                                995,720
                                                                   ------------
                                                                      8,462,428
                                                                   ------------
                     LEISURE TIME: 0.58%
     65,925          Sabre Holdings Corp.                             1,434,528
                                                                   ------------
                                                                      1,434,528
                                                                   ------------
                     LODGING: 0.61%
     38,000          Harrah's Entertainment, Inc.                     1,520,000
                                                                   ------------
                                                                      1,520,000
                                                                   ------------
                     MEDIA: 4.04%
    199,250    @     AOL Time Warner, Inc.                            3,261,723
     28,200    @     Clear Channel Communications, Inc.               1,225,572
     83,500    @     Comcast Corp.                                    1,957,236
     76,900    @     Viacom, Inc.                                     3,615,069
                                                                   ------------
                                                                     10,059,600
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Growth and
Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURER: 3.47%
    294,525          General Electric Co.                          $  7,981,628
     14,000    @     SPX Corp.                                          660,800
                                                                   ------------
                                                                      8,642,428
                                                                   ------------
                     OIL & GAS: 4.81%
     36,400          Amerada Hess Corp.                               2,038,400
     45,500          Apache Corp.                                     2,451,540
    130,525          Exxon Mobil Corp.                                4,542,270
    105,500          Occidental Petroleum Corp.                       2,938,175
                                                                   ------------
                                                                     11,970,385
                                                                   ------------
                     OIL & GAS SERVICES: 0.80%
     95,050          Halliburton Co.                                  1,996,050
                                                                   ------------
                                                                      1,996,050
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.41%
     48,800    @     Pactiv Corp.                                     1,010,160
                                                                   ------------
                                                                      1,010,160
                                                                   ------------
                     PHARMACEUTICALS: 7.94%
    103,400          Abbott Laboratories                              4,526,852
     25,800          Allergan Inc                                     1,516,782
    101,375          Bristol-Myers Squibb Co.                         2,686,438
     28,650          Eli Lilly & Co.                                  1,956,795
     17,400    @     Express Scripts, Inc.                              880,440
    190,375          Pfizer, Inc.                                     6,004,428
     25,100          Pharmacia Corp.                                  1,061,730
     37,375    @     Watson Pharmaceuticals, Inc.                     1,120,876
                                                                   ------------
                                                                     19,754,341
                                                                   ------------
                     RETAIL: 5.68%
     23,425    @     CDW Computer Centers, Inc.                       1,193,972
     46,550          Dillard's, Inc.                                    899,346
     94,850          Home Depot, Inc.                                 2,505,937
     54,100          Ltd Brands                                         920,241
     24,400          Ross Stores, Inc.                                1,128,500
     98,825          Wal-Mart Stores, Inc.                            5,352,362
     89,950    @     Yum! Brands, Inc.                                2,150,705
                                                                   ------------
                                                                     14,151,063
                                                                   ------------
                     SAVINGS & LOANS: 1.31%
     90,900          Washington Mutual, Inc.                          3,270,582
                                                                   ------------
                                                                      3,270,582
                                                                   ------------
                     SEMICONDUCTORS: 2.83%
     81,825    @     Altera Corp.                                     1,188,917
    229,725          Intel Corp.                                      4,796,658
    129,600    @     PMC - Sierra, Inc.                               1,056,240
                                                                   ------------
                                                                      7,041,815
                                                                   ------------
                     SOFTWARE: 7.20%
     30,600    @     Activision, Inc.                                   660,960
     45,000          Automatic Data Processing                        1,956,150
     80,425          First Data Corp.                                 2,785,922
     48,500    @     Fiserv, Inc.                                     1,645,120
    162,925    @     Microsoft Corp.                                  9,420,324
    120,825    @     Oracle Corp.                                     1,468,024
                                                                   ------------
                                                                     17,936,500
                                                                   ------------
                     TELECOMMUNICATIONS: 8.14%
     71,250          AT&T Corp.                                       1,997,850
     58,900          BellSouth Corp.                                  1,637,420
    240,350    @     Cisco Systems, Inc.                              3,586,022
    209,925          Motorola, Inc.                                   2,388,947
     56,325    @     Qualcomm, Inc.                                   2,321,714
     92,100          SBC Communications, Inc.                         2,624,850
    136,525          Verizon Communications, Inc.                     5,717,667
                                                                   ------------
                                                                     20,274,470
                                                                   ------------
                     TRANSPORTATION: 0.20%
      9,325          FedEx Corp.                                        490,212
                                                                   ------------
                                                                        490,212
                                                                   ------------
                     Total Common Stocks (Cost $232,534,308)        244,691,057
                                                                   ------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
CORPORATE BOND: 0.02%
                     OIL & GAS: 0.02%
$    39,000    @     Devon Energy Corp., 4.900%, due 08/15/08            39,293
                                                                   ------------
                     Total Corporate Bond (Cost $28,698)                 39,293
                                                                   ------------
WARRANTS: 0.00%
                     DIVERSIFIED FINANCIAL SERVICES: 0.00%
     67,400    @     Dime Bancorp, Inc.                                   8,088
                                                                   ------------
                     Total Warrants (Cost $21,930)                        8,088
                                                                   ------------

SHORT-TERM INVESTMENT: 2.49%
                     REPURCHASE AGREEMENT: 2.49%
  6,207,000          State Street Bank Repurchase Agreement,
                       1.310%, due 12/02/02, $6,207,678 to be
                       received upon repurchase (Collateralized
                       by FHLB, 2.375%, Market Value $6,336,003,
                       due 03/07/03)                                  6,207,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $6,207,000)                              6,207,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $238,791,936)*              100.78%   $250,945,438
                     OTHER ASSETS AND LIABILITIES-NET     -0.78%     (1,933,257)
                                                         ------    ------------
                     NET ASSETS                          100.00%   $249,012,181
                                                         ======    ============

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 20,159,906
                     Gross Unrealized Depreciation                   (8,006,404)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 12,153,502
                                                                   ============

                 See Accompanying Notes to Financial Statements

                   SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the Funds was held August 29, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

                                                  SHARES VOTED
                                                   AGAINST OR      SHARES      BROKER        TOTAL
                               SHARES VOTED FOR     WITHHELD     ABSTAINED    NON-VOTE    SHARES VOTED
                               ----------------     --------     ---------    --------    ------------
1. To approve or disapprove a new Subadvisory Agreement on behalf of the Fund, between ING Investments,
   LLC and AIC Asset Management, LLC (formerly known as Elijah Asset Management, LLC)

   ING Technology Fund             1,676,175         14,643        25,848        --         1,716,666

2. To transact such other business as may properly come before the Special Meeting or any adjournment(s)
   or postponement(s) thereof.

   ING Technology Fund             1,654,732         36,853        25,081        --         1,716,666

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Fund is set forth below:

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN           OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX       DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY          HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
         -------            --------------     -----------          ---------------          ----------------   ----------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Director        June 1998 to     Director, Business and              54                --
7337 E. Doubletree Ranch Rd.                   present          Economic Research Center,
Scottsdale, AZ 85258                                            1999 to present, and
Born: 1941                                                      Professor of Economics
                                                                and Finance, Middle
                                                                Tennessee State University,
                                                                1991 to present.

Maria T. Fighetti              Director        April 1994 to    Associate Commissioner              54                --
7337 E. Doubletree Ranch Rd.                   October 2002     for Contract Management,
Scottsdale, AZ 85258                                            Health Services, New York
Born: 1943                                                      City Department of
                                                                Mental Health, Mental
                                                                Retardation and Alcohol
                                                                Services, 1996 to October
                                                                2002.

David L. Grove                 Director        June 1991 to     Private Investor;                   54                --
7337 E. Doubletree Ranch Rd.                   present          Economic/Financial
Scottsdale, AZ 85258                                            Consultant, December
Born: 1918                                                      1985 to present.

Sidney Koch                    Director        April 1994 to    Financial Adviser,                  54                --
7337 E. Doubletree Ranch Rd.                   present          self-employed, January
Scottsdale, AZ 85258                                            1993 to present.
Born: 1935

Corine T. Norgaard             Director        June 1991 to     Dean of the Barney School           54                --
7337 E. Doubletree Ranch Rd.                   present          of Business, University of
Scottsdale, AZ 85258                                            Hartford (West Hartford,
Born: 1937                                                      CT), August 1996 to
                                                                present.

Edward T. O'Dell               Director        June 2002 to     Formerly,                           54                --
7337 E. Doubletree Ranch Rd.                   present          Partner/Chairman of
Scottsdale, AZ 85258                                            Financial Service Group,
Born: 1935                                                      Goodwin Proctor LLP
                                                                (January 1970 to
                                                                September 2000);
                                                                Chairman, Committee I --
                                                                International Bar
                                                                Association (1995 to 1999).

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN           OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX       DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY          HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
         -------            --------------     -----------          ---------------          ----------------   ----------------
INTERESTED DIRECTORS:

J. Scott Fox                   Director        Since 1997       Chief Executive Officer             54          Mr. Fox serves as
7337 E. Doubletree Ranch Rd.                                    (July 2001 to present),                         Director of the
Scottsdale, AZ 85258                                            President (April 2001 to                        Board of IPC
Born: 1955                                                      present), Director, Chief                       Financial Network,
                                                                Operating Officer (April                        Inc. (January 2001
                                                                1994 to present), Chief                         to present).
                                                                Financial Officer (April
                                                                1994 to July 2001),
                                                                Managing Director (April
                                                                1994 to April 2001), Aeltus
                                                                Investment Management,
                                                                Inc.; Executive Vice
                                                                President (April 2001 to
                                                                present), Director, Chief
                                                                Operating Officer
                                                                (February 1995 to
                                                                present), Chief Financial
                                                                Officer, Managing Director
                                                                (February 1995 to April
                                                                2001), Aeltus Capital, Inc.;
                                                                Senior Vice President --
                                                                Operations, Aetna Life
                                                                Insurance and Annuity
                                                                Company, March 1997 to
                                                                December 1997.

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN           OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX       DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY          HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
         -------            --------------     -----------          ---------------          ----------------   ----------------
Thomas J. McInerney            Trustee         February 2001    Chief Executive Officer,            158        Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                   to Present       ING U.S. Financial Services                    as a Director/Trustee
Scottsdale, AZ 85258                                            (October 2001 to present);                     of Aeltus Investment
Born: 1956                                                      President, Chief Executive                     Management, Inc.
                                                                Officer, and Director of                       (1997 to present);
                                                                Northern Life Insurance                        each of the Aetna
                                                                Company (2001 to                               Funds (April 2002 to
                                                                present); and President                        present); Ameribest
                                                                and Director of Aetna Life                     Life Insurance Co.
                                                                Insurance and Annuity                          (2001 to present);
                                                                Company (1997 to                               Equitable Life
                                                                present), Aetna                                Insurance Co. (2001
                                                                Retirement Holdings, Inc.                      to present); First
                                                                (1997 to present), Aetna                       Columbine Life
                                                                Investment Adviser                             Insurance Co. (2001
                                                                Holding Co. (2000 to                           to present); Golden
                                                                present), and Aetna Retail                     American Life
                                                                Holding Company (2000 to                       Insurance Co. (2001
                                                                present). Mr. McInerney                        to present); Life
                                                                was formerly General                           Insurance Company of
                                                                Manager and Chief                              Georgia (2001 to
                                                                Executive Officer of ING                       present); Midwestern
                                                                Worksite Division (since                       United Life Insurance
                                                                December 2000 to October                       Co. (2001 to
                                                                2001); President of Aetna                      present); ReliaStar
                                                                Financial Services (August                     Life Insurance Co.
                                                                1997 to December 2000);                        (2001 to present);
                                                                Head of National Accounts                      Security Life of
                                                                and Core Sales and                             Denver (2001 to
                                                                Marketing for Aetna U.S.                       present); Security
                                                                Healthcare (April 1996 to                      Connecticut Life
                                                                March 1997); Head of                           Insurance Co. (2001
                                                                Corporate Strategies for                       to present);
                                                                Aetna Inc. (July 1995 to                       Southland Life
                                                                April 1996); and has held a                    Insurance Co. (2001
                                                                variety of line and                            to present); USG
                                                                corporate staff positions                      Annuity and Life
                                                                since 1978.                                    Company (2001 to
                                                                                                               present); United Life
                                                                                                               and Annuity Insurance
                                                                                                               Co. Inc (2001 to
                                                                                                               present); and the GCG
                                                                                                               Trust (February 2002
                                                                                                               to present). Mr.
                                                                                                               McInerney is a member
                                                                                                               of the Board of the
                                                                                                               National Commission
                                                                                                               on Retirement Policy,
                                                                                                               the Governor's
                                                                                                               Council on Economic
                                                                                                               Competitiveness and
                                                                                                               Technology of
                                                                                                               Connecticut, the
                                                                                                               Board of Directors of
                                                                                                               the Connecticut
                                                                                                               Business and Industry
                                                                                                               Association, the
                                                                                                               Board of Trustees of
                                                                                                               the Bushnell, the
                                                                                                               Board for the
                                                                                                               Connecticut Forum,
                                                                                                               and the Board of the
                                                                                                               Metro Hartford
                                                                                                               Chamber of Commerce,
                                                                                                               and is Chairman of
                                                                                                               Concerned Citizens
                                                                                                               for Effective
                                                                                                               Government.

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                         TERM OF OFFICE                 OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                   DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                 PAST FIVE YEARS
         -------                --------------             -----------                 ---------------
Officers:

James M. Hennessy              President, Chief       March 2002 to         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,     Present (for the      ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief              ING Funds)            Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Operating Officer                            Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C. Inc.
                               President, Chief       February 2001 to      and EAMC Liquidation Corp. (since
                               Executive Officer,     March 2002 (for       December 2001); Executive Vice
                               and Chief              the Pilgrim Funds)    President and Chief Operating Officer of
                               Operating Officer                            ING Funds Distributor, LLC (since June
                                                                            2000). Formerly, Executive Vice President
                               Chief Operating        July 2000 to          and Chief Operating Officer of ING
                               Officer                February 2001 (for    Quantitative Management, Inc. (October
                                                      the Pilgrim Funds)    2001 to September 2002); Senior
                                                                            Executive Vice President (June 2000 to
                                                                            December 2000) and Secretary (April
                                                                            1995 to December 2000) of ING Capital
                                                                            Corporation, LLC, ING Funds Services,
                                                                            LLC, ING Investments, LLC, ING Advisors,
                                                                            Inc., Express America T.C. Inc., and EAMC
                                                                            Liquidation Corp.; and Executive Vice
                                                                            President, ING Capital Corporation, LLC
                                                                            and its affiliates (May 1998 to June 2000)
                                                                            and Senior Vice President, ING Capital
                                                                            Corporation, LLC and its affiliates (April
                                                                            1995 to April 1998).

Stanley D. Vyner               Executive Vice         March 2002 to         Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.   President              Present (for the      Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                             ING Funds)            2000) and Chief Investment Officer of
Born: 1950                                                                  the International Portfolios, ING
                               Executive Vice         July 1996 to March    Investments, LLC (since July 1996).
                               President              2002 (for the         Formerly, President and Chief Executive
                                                      international         Officer of ING Investments, LLC (August
                                                      portfolios of the     1996 to August 2000).
                                                      Pilgrim Funds)

Mary Lisanti                   Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                  ING Funds)            (since November 1999); Chief Investment
Born: 1956                                                                  Officer of the Domestic Equity Portfolios,
                               Executive Vice         May 1998 to           ING Investments, LLC (since 1999).
                               President              March 2002 (for       Formerly, Executive Vice President of ING
                                                      the domestic          Quantitative Management, Inc. (July
                                                      equity portfolios     2000 to September 2002); Executive Vice
                                                      of the Pilgrim        President and Chief Investment Officer
                                                      Funds)                for the Domestic Equity Portfolios of
                                                                            Northstar Investment Management
                                                                            Corporation, whose name changed to
                                                                            Pilgrim Advisors, Inc. and subsequently
                                                                            became part of ING Investments, LLC
                                                                            (May 1998 to October 1999); Portfolio
                                                                            Manager with Strong Capital
                                                                            Management (May 1996 to 1998); a
                                                                            Managing Director and Head of Small-
                                                                            and Mid-Capitalization Equity Strategies
                                                                            at Bankers Trust Corp. (1993 to 1996).

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                         TERM OF OFFICE                 OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                   DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                 PAST FIVE YEARS
         -------                --------------             -----------                 ---------------
Michael J. Roland              Executive Vice         March 2002 to         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   President,             Present (for the      Officer and Treasurer of ING Funds
Scottsdale, AZ 85258           Assistant Secretary    ING Funds)            Services, LLC, ING Funds Distributor, LLC,
Born: 1958                     and Principal                                ING Advisors, Inc., ING Investments, LLC
                               Financial Officer                            (December 2001 to present), Lexington
                                                                            Funds Distributor, Inc., Express America
                               Senior Vice            June 1998 to          T.C. Inc. and EAMC Liquidation Corp.
                               President and          March 2002 (for       (since December 2001). Formerly,
                               Principal Financial    the Pilgrim Funds)    Executive Vice President, Chief Financial
                               Officer                                      Officer and Treasurer of ING
                                                                            Quantitative Management, Inc.
                                                                            (December 2001 to October 2002); Senior
                                                                            Vice President, ING Funds Services, LLC,
                                                                            ING Investments, LLC, and ING Funds
                                                                            Distributor, LLC (June 1998 to December
                                                                            2001) and Chief Financial Officer of
                                                                            Endeavor Group (April 1997 to June
                                                                            1998).

Robert S. Naka                 Senior Vice            March 2002 to         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and          Present (for the      Secretary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant Secretary    ING Funds)            Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                  ING Investments, LLC (October 2001 to
                               Senior Vice            November 1999 to      present) and Lexington Funds
                               President and          March 2002 (for       Distributor, Inc. (since December 2001).
                               Assistant Secretary    the Pilgrim Funds)    Formerly, Senior Vice President and
                               Assistant Secretary    July 1994 to          Assistant Secretary for ING Quantitative
                                                      November 1999         Management, Inc. (October 2001 to
                                                      (for the Pilgrim      October 2002); Vice President, ING
                                                      Funds)                Investments, LLC (April 1997 to October
                                                                            1999), ING Funds Services, LLC (February
                                                                            1997 to August 1999) and Assistant Vice
                                                                            President, ING Funds Services, LLC
                                                                            (August 1995 to February 1997).

Robyn L. Ichilov               Vice President and     March 2002 to         Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.   Treasurer              Present (for the      (since October 2001) and ING
Scottsdale, AZ 85258                                  ING Funds)            Investments, LLC (since August 1997);
Born: 1967                                                                  Accounting Manager, ING Investments,
                               Vice President and     May 1998 to           LLC (since November 1995).
                               Treasurer              March 2002 (for
                                                      the Pilgrim Funds)

                               Vice President         November 1997 to
                                                      May 1998 (for the
                                                      Pilgrim Funds)

Kimberly A. Anderson           Vice President and     March 2002 to         Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   Secretary              Present (for the      ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                  ING Funds)            Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                                  Investments, LLC (since October 2001)
                                                      February 2001 to      and Lexington Funds Distributor, Inc.
                                                      March 2002 (for       (since December 2001). Formerly, Vice
                                                      the Pilgrim Funds)    President for ING Quantitative
                                                                            Management, Inc. (October 2001 to
                                                                            October 2002); Assistant Vice President
                                                                            of ING Funds Services, LLC (November
                                                                            1999 to January 2001) and has held
                                                                            various other positions with ING Funds
                                                                            Services, LLC for more than the last five
                                                                            years.

Todd Modic                     Assistant Vice         March 2002 to         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President              Present (for          Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                  certain ING Funds)    Formerly, Director of Financial Reporting,
Born: 1967                                                                  Axient Communications, Inc. (May 2000
                                                      August 2001 to        to January 2001) and Director of
                                                      March 2002 (for       Finance, Rural/Metro Corporation (March
                                                      the Pilgrim Funds)    1995 to May 2000).

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                         TERM OF OFFICE                 OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                   DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                 PAST FIVE YEARS
         -------                --------------             -----------                 ---------------
Maria M. Anderson              Assistant Vice         March 2002 to         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President              Present (for          Services, LLC (since October 2001).
Scottsdale, AZ 85258                                  certain ING Funds)    Formerly, Manager of Fund Accounting
Born: 1958                                                                  and Fund Compliance, ING Investments,
                                                      August 2001 to        LLC (September 1999 to November
                                                      March 2002 (for       2001); Section Manager of Fund
                                                      the Pilgrim Funds)    Accounting, Stein Roe Mutual Funds
                                                                            (July 1998 to August 1999); and Financial
                                                                            Reporting Analyst, Stein Roe Mutual Funds
                                                                            (August 1997 to July 1998).

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                               DOMESTIC EQUITY VALUE FUNDS
  ING Emerging Countries Fund                        ING Financial Services Fund
  ING International Fund                             ING Large Company Value Fund
  ING International Growth Fund                      ING MagnaCap Fund
  ING International SmallCap Growth Fund             ING Tax Efficient Equity Fund
  ING International Value Fund                       ING Value Opportunity Fund
  ING Precious Metals Fund                           ING SmallCap Value Fund
  ING Russia Fund                                    ING MidCap Value Fund

INTERNATIONAL GLOBAL EQUITY                        DOMESTIC EQUITY AND INCOME FUNDS
  ING Global Technology Fund                         ING Equity and Bond Fund
  ING Global Real Estate Fund                        ING Convertible Fund
  ING Worldwide Growth Fund                          ING Balanced Fund
                                                     ING Growth and Income Fund
DOMESTIC EQUITY FUNDS
  ING Growth Fund                                  FIXED INCOME FUNDS
  ING Growth + Value Fund                            ING Bond Fund
  ING Growth Opportunities Fund                      ING Classic Money Market Fund*
  ING LargeCap Growth Fund                           ING Government Fund
  ING MidCap Opportunities Fund                      ING GNMA Income Fund
  ING Small Company Fund                             ING High Yield Opportunity Fund
  ING SmallCap Opportunities Fund                    ING High Yield Bond Fund
  ING Technology Fund                                ING Intermediate Bond Fund
                                                     ING Lexington Money Market Trust*
DOMESTIC EQUITY INDEX FUNDS                          ING National Tax Exempt Bond Fund
  ING Index Plus LargeCap Fund                       ING Money Market Fund*
  ING Index Plus MidCap Fund                         ING Aeltus Money Market Fund*
  ING Index Plus SmallCap Fund                       ING Strategic Bond Fund
  ING Research Enhanced Index Fund
                                                   STRATEGIC ALLOCATION FUNDS
                                                     ING Strategic Allocation Growth Fund
                                                     ING Strategic Allocation Balanced Fund
                                                     ING Strategic Allocation Income Fund

                                                   LOAN PARTICIPATION FUNDS
                                                     ING Prime Rate Trust
                                                     ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                              AFCA/G&ISAR  1102-011703